SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT (No. 2-86711)
  UNDER THE SECURITIES ACT OF 1933 [X]
 Pre-Effective Amendment No.
 Post-Effective Amendment No. 42    [X]
and
REGISTRATION STATEMENT (No. 811-3855)
 UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
 Amendment No. 42 [X]
Fidelity Advisor Series VIII
(Exact Name of Registrant as Specified in Charter)
82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices)  (Zip Code)
Registrant's Telephone Number:  617-570-7000
Arthur S. Loring, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)
It is proposed that this filing will become effective
 (  ) immediately upon filing pursuant to paragraph (b).
 (  ) on (                               ) pursuant to paragraph (b).
 (  ) 60 days after filing pursuant to paragraph (a)(1).
 (  ) on (             ) pursuant to paragraph (a)(1) of Rule 485.
 (  ) 75 days after filing pursuant to paragraph (a)(2).
 (x) on (June 10, 1997) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
 ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 and filed the Notice required by such Rule on February 21, 1997.
FIDELITY ADVISOR INTERNATIONAL FUND AND FIDELITY ADVISOR GLOBAL VALUE FUND CLASS A, CLASS T, AND CLASS B PROSPECTUS

CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER   PROSPECTUS SECTION


1            ..............................   Cover Page

2     a      ..............................   Expenses

      b,c    ..............................   *

3     a      ..............................   *

      b      ..............................   *

      c      ..............................   *

      d      ..............................   Cover Page

4     a      i.............................   Charter

             ii...........................    Investment Principles and Risks; Securities and
                                              Investment Practices

      b      ..............................   Securities and Investment Practices

      c      ..............................   Who May Want to Invest; Investment Principles
                                              and Risks; Securities and Investment Practices

5     a      ..............................   Charter

      b      i.............................   Cover Page; FMR and Its Affiliates

             ii...........................    FMR and Its Affiliates; Charter; Breakdown of
                                              Expenses

             iii..........................    Expenses; Breakdown of Expenses

      c      ..............................   FMR and Its Affiliates

      d      ..............................   Charter; Breakdown of Expenses; FMR and Its
                                              Affiliates

      e      ..............................   FMR and its Affiliates; Breakdown of Expenses

      f      ..............................   Expenses

      g      ..............................   Expenses; FMR and Its Affiliates

      5A     ..............................   *

6     a      i.............................   Charter

             ii...........................    How to Buy Shares; How to Sell Shares; Investor
                                              Services; Transaction Details; Exchange
                                              Restrictions; Sales Charge Reductions and Waivers

             iii..........................    *

      b      .............................    FMR and Its Affiliates

      c      ..............................   Charter

      d      ..............................   Who May Want to Invest

      e      ..............................   Cover Page; How to Buy Shares; How to Sell
                                              Shares; Investor Services; Exchange Restrictions;
                                              Sales Charge Reductions and Waivers

      f, g   ..............................   Dividends, Capital Gains, and Taxes

      h      ..............................   Who May Want to Invest; Sales Charge
                                              Reductions and Waivers

7     a      ..............................   Charter; Cover Page

      b      ..............................   How to Buy Shares; Transaction Details

      c      ..............................   Sales Charge Reductions and Waivers

      d      ..............................   How to Buy Shares

      e      ..............................   Transaction Details; Breakdown of Expenses

      f      ..............................   Breakdown of Expenses

8            ..............................   How to Sell Shares; Investor Services; Transaction
                                              Details; Exchange Restrictions

9            ..............................   *


* Not Applicable

Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.

FIDELITY ADVISOR
INTERNATIONAL FUNDS
CLASS A, CLASS T, AND
CLASS B
To learn more about each fund and its investments, you can obtain a copy of each fund's most recent financial report and portfolio listing, or a copy of the Statement of Additional Information (SAI) dated June 10, 1997. The SAI has been filed with the Securities and Exchange Commission (SEC) and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, contact Fidelity Distributors Corporation (FDC), 82 Devonshire Street, Boston, MA 02109, or your investment professional.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR
OBLIGATIONS OF, OR GUARANTEED BY, ANY
DEPOSITORY INSTITUTION. SHARES ARE NOT
INSURED BY THE FDIC, FEDERAL RESERVE
BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT
TO INVESTMENT RISKS, INCLUDING POSSIBLE
LOSS OF PRINCIPAL AMOUNT INVESTED.

LIKE ALL MUTUAL FUNDS, THESE
SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION, NOR HAS THE
SECURITIES AND EXCHANGE COMMISSION
OR ANY STATE SECURITIES COMMISSION
PASSED UPON THE ACCURACY OR
ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.
AIGV-pro-0697
FIDELITY ADVISOR INTERNATIONAL FUND seeks long-term growth of capital by investing in securities of foreign issuers.
FIDELITY ADVISOR GLOBAL VALUE FUND seeks long-term growth of capital by investing in securities of foreign and domestic companies based on the value of a company's assets or stock price.
PROSPECTUS
JUNE 10, 1997(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON, MA 02109 CONTENTS



KEY FACTS                   WHO MAY WANT TO INVEST

                            EXPENSES Each class's sales charge (load) and its yearly
                            operating expenses.

                            PERFORMANCE

THE FUNDS IN DETAIL   7     CHARTER How each fund is organized.

                      7 INVESTMENT PRINCIPLES AND RISKS Each fund's overall approach to investing.

                      10 BREAKDOWN OF EXPENSES How operating costs are calculated and what they include.

YOUR ACCOUNT          12    TYPES OF ACCOUNTS Different ways to set up your
                            account, including tax-sheltered retirement plans.

                      13 HOW TO BUY SHARES Opening an account and making additional investments.

                      15 HOW TO SELL SHARES Taking money out and closing your account.

                      16 INVESTOR SERVICES Services to help you manage your account.

SHAREHOLDER AND       18    DIVIDENDS, CAPITAL GAINS, AND TAXES
ACCOUNT POLICIES

                      19 TRANSACTION DETAILS Share price calculations and the timing of purchases and redemptions.

                      21    EXCHANGE RESTRICTIONS

                      21    SALES CHARGE REDUCTIONS AND WAIVERS


KEY FACTS


WHO MAY WANT TO INVEST
Class A, Class T, and Class B shares are offered to investors who engage an investment professional for investment advice.
International and Global Value are designed for investors who seek long-term growth of capital from investments around the world. Each fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns.
The funds may be appropriate for investors who want to pursue their investment goals in markets outside the United States. By including international investments in your portfolio you can achieve additional diversification and participate in growth opportunities around the world. The value of each fund's investments will vary from day to day, and generally reflect changes in market conditions, interest rates and other company, political, and economic news. In the short term, stock prices can fluctuate dramatically in response to these factors. The securities of small, less well-known companies may be more volatile than those of larger companies. Bond values fluctuate based on changes in interest rates and the credit quality of the issuer, and may be subject to prepayment risk, which can limit their price appreciation potential in periods of declining interest rates. Over time, however, stocks, although volatile, have shown greater growth potential than other types of securities. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.
Each fund is not in itself a balanced investment plan. You should consider your investment objective and tolerance for risk when making an investment decision. When you sell your fund shares, they may be worth more or less than what you paid for them.
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Class A and Class T shares have a front-end sales charge and pay a distribution fee. Class T shares may be subject to a contingent deferred sales charge (CDSC). Class B shares do not have a front-end sales charge, but do have a CDSC, and pay a distribution fee and a shareholder service fee. Institutional Class shares have no sales charge, and do not pay a distribution fee or a shareholder service fee, but are only available to certain types of investors. See "Sales Charge Reductions and Waivers," page 21, for Institutional Class eligibility information.
You may obtain more information about Institutional Class shares, which are not offered through this prospectus, by calling 1-800-843-3001 or from your investment professional. Contact your investment professional to discuss which class is appropriate for you.
In determining which class of shares is the most appropriate for you, you should consider, among other factors, the length of time you intend to hold your shares. In general, because of its higher front-end load, Class A shares have higher costs than Class T for a short holding period and, because of their lower 12b-1 fees, lower costs than Class T for a longer holding period. If you are planning to invest a significant amount either at one time or through a regular investment program, you should consider the reduced sales charges available on Class A and Class T shares. If you prefer not to pay a front-end sales charge and plan to hold your shares for more than six years, you should consider Class B shares. While Class B shares are subject to higher ongoing expenses, they are sold without a front-end sales charge so your entire purchase amount is immediately invested. However, if you sell your Class B shares within six years, you will normally pay a CDSC that varies depending on how long you have held your shares.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell shares of a fund. In addition, you may be charged an annual account maintenance fee if your account balance falls below $2,500. Lower front-end sales charges may be available with purchases of $50,000 or more. See "Transaction Details," page 19, for an explanation of how and when these charges apply.
A CDSC is imposed on Class B shares only if you redeem Class B shares within six years of purchase. See "Transaction Details," page 19, for information about the CDSC.



                                                                                       Clas          Clas          Class B
                                                                                         s A           s T

Maximum sales charge (as a % of offering price) on purchases of International and
Global Value                                                                             5.25          3.50          None
                                                                                         %             %

Maximum CDSC (as a % of the lesser of original purchase price or redemption proceeds)     None          None          5.00%[B]
                                                                                                       [A]

Maximum sales charge on reinvested distributions                                          None          None          None

Redemption fee                                                                            None          None          None

Exchange fee                                                                              None          None          None

Annual account maintenance fee                                                             $12.0         $12.0         $12.00
(for accounts under $2,500)                                                                 0             0


[A] A CONTINGENT DEFERRED SALES CHARGE CHARGE OF 0.25% IS ASSESSED ON CERTAIN REDEMPTIONS OF CLASS T SHARES THAT WERE PURCHASED WITHOUT AN INITIAL SALES CHARGE. SEE "TRANSACTION DETAILS," PAGE 19.
[B] DECLINES OVER 6 YEARS FROM 5.00% TO 0%.
ANNUAL OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to Fidelity Management & Research Company (FMR). Each fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports.
12b-1 fees for Class A, Class T, and Class B include a distribution fee and, for Class B, a shareholder service fee. Distribution fees are paid by each class of each fund to FDC for services and expenses in connection with the distribution of the applicable class's shares. Shareholder service fees are paid by Class B to investment professionals for services and expenses incurred in connection with providing personal service and/or maintenance of Class B shareholder accounts. Long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by the National Association of Securities Dealers, Inc., due to 12b-1 fees.
Each class's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses" on page 10).
The following figures are based on estimated expenses of each class of each fund and are calculated as a percentage of average net assets of the applicable class of each fund. A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, each fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances is used to reduce custodian and transfer agent expenses.


                Operating Expenses                        Class        Class T   Class B
                                                          A

INTERNATIONAL   Management fee                            %[A]         %[A]      %[A]

                12b-1 fee (including 0.25% Shareholder    %            %         %
                Service Fee for Class B shares)

                Other expenses                            ___%[A]         %[A]      %[A]

                Total operating expenses                  %            %         %

GLOBAL VALUE    Management fee                            %[A]         %[A       %[A

                12b-1 fee (including 0.25% Shareholder    %            %         %
                Service Fee for Class B shares)

                Other expenses                                  %[A]
                                                                       %[A]      %[A]

                Total operating expenses                  %            %         %


[A] PROJECTIONS ARE BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.
EXPENSE TABLE EXAMPLE: You would pay the following expenses, including the maximum front-end sales charge or CDSC, as applicable, on a $1,000 investment, assuming a 5% annual return and either (1) full redemption or
(2) no redemption, at the end of each time period:
                                Full Redemption                       No
                                                                      Redempt
                                                                      ion

                                Clas              Class T   Class B   Class B
                                s A

INTERNATIONAL   After 1 year    $                 $         $[A]      $

                After 3 years   $                 $         $[A]      $

GLOBAL VALUE    After 1 year    $                 $         $[A]      $

                After 3 years   $                 $         $[A]      $

[A] REFLECTS DEDUCTION OF APPLICABLE CDSC.
THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED COSTS OR RETURNS, ALL OF WHICH MAY VARY.
FMR has voluntarily agreed to reimburse Class A, Class T, and Class B of each fund to the extent that total operating expenses as a percentage of their respective average net assets exceed the following rates:
                Class    Effectiv   Class    Effecti    Class    Effecti
                A        e          T        ve         B        ve
                         Date                Date                Date

International    %         /  /97    %         /  /97    %         /  /97

Global Value     %         /  /97    %         /  /97    %         /  /97

If these agreements were not in effect, other expenses and total operating expenses as a percentage of average net assets, of each class would have been estimated to be the following amounts:

                Other Expenses                     Total Operating Expenses

                Class A          Class    Class    Class A                    Class    Class B
                                 T        B                                   T

International   %                %        %        %                          %        %

Global Value     %               %         %        %                         %         %


Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, and extraordinary expenses.
PERFORMANCE
Mutual fund performance is commonly measured as TOTAL RETURN.
The exclusion of any applicable sales charge from a performance calculation produces a higher return.
Performance information will be available for each class of each fund after the funds have been in operation for six months.
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results. Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year.
Average annual and cumulative total returns usually will include the effect of paying the maximum applicable sales charge.
Each class of each fund may quote its adjusted net asset value including all distributions paid. This value may be averaged over specified periods and may be used to calculate a class's moving average.
The funds' recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders.
THE FUNDS IN DETAIL


CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. International and Global Value are diversified funds of Fidelity Advisor Series VIII, an open-end management investment company organized as a Massachusetts business trust on September 22, 1983.
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet throughout the year to oversee the funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds' performance. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. Fidelity will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the dollar value of your investment.
Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The funds employ various Fidelity companies to perform activities required for their operation.
The funds are managed by FMR, which handles each fund's business affairs and, with the assistance of foreign affiliates, chooses each fund's investments.
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England serves as a sub-adviser for each fund.
(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far
East), in Tokyo, Japan serves as a sub-adviser for each fund.
(small solid bullet) Fidelity International Investment Advisors (FIIA), in Pembroke, Bermuda serves as a sub-adviser for each fund.
(small solid bullet) Fidelity International Investment Advisors (U.K.) Limited (FIIAL U.K.), in Pembroke, Bermuda serves as a sub-adviser for each fund.
(small solid bullet) Fidelity Investment Japan Ltd. (FIJ), in Tokyo, Japan serves as a sub-adviser for each fund.
As of April 30, 1997, FMR advised funds having approximately __ million shareholder accounts with a total value of more than $___ billion. PORTFOLIO MANGER INFORMATION FOR THE NEW FUNDS WILL BE FILED BY SUBSEQUENT AMENDMENT AND INSERTED HERE.
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
FDC distributes and markets Fidelity's funds and services. Fidelity Investments Institutional Operations Company, Inc. (FIIOC) performs transfer agent servicing functions for each class of each fund.
FMR Corp. is the ultimate parent company of FMR, FMR U.K., and FMR Far East. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
Fidelity International Limited (FIL), is the parent company of FIIA, FIJ, and FIIAL U.K. The Johnson family group also owns, directly or indirectly, more than 25% of the voting common stock of FIL.
A broker-dealer may use a portion of the commissions paid by a fund to reduce custodian or transfer agent fees for that fund. FMR may use its broker-dealer affiliates and other firms that sell fund shares to carry out a fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers. INVESTMENT PRINCIPLES AND RISKS
EACH FUND'S INVESTMENT APPROACH
These funds invest in securities of companies located in both developed and developing markets, different countries, and geographic regions in accordance with their investment strategy described below.
The funds may invest in the securities of any issuer, including companies and other business organizations as well as governments and government agencies. The funds will tend to focus on equity securities, but may also invest in debt securities of any quality. The funds may invest in short-term debt securities and money market instruments for cash management purposes.
The value of each fund's investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate based on changes in interest rates, market conditions, other economic and political news, and on the bonds' quality and maturity.
The funds' focus on international investing involves increased or additional risks from those above. International funds have increased political and economic risks, as well as exposure to currency fluctuations. This is especially true for funds that invest in emerging markets. FMR may use various investment techniques to hedge a portion of the funds' risks, but there is no guarantee that these strategies will work as FMR intends. As a mutual fund, each fund seeks to spread investment risk by diversifying its holdings among many companies and industries. When you sell your shares, they may be worth more or less than what you paid for them.
FMR determines where an issuer or its principal business is located by looking at such factors as its country of organization, the primary trading market for its securities, and the location of its assets, personnel, sales, and earnings.
INTERNATIONAL FUND seeks long-term growth of capital by investing in securities of foreign issuers. FMR normally invests at least 65% of the fund's total assets in these securities.
Although the fund may invest in the United States, the fund currently intends to be as fully invested in non-U.S. issuers as is practicable in light of the fund's cash flow and cash needs.
GLOBAL VALUE FUND seeks long-term growth of capital by investing in securities of foreign and domestic companies that FMR believes are undervalued in the marketplace or that possess valuable assets.
FMR will allocate the fund's assets between domestic and foreign markets based on its perception of where the best value opportunities exist. The fund may invest significantly in the United States.
TEMPORARY DEFENSIVE POLICIES. FMR normally invests each fund's assets according to its investment strategy.
Each fund also reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about each fund's investments are contained in the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its goal. Fund holdings and recent investment strategies are detailed in each fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call your investment professional.
EQUITY SECURITIES may include common stocks, preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.
RESTRICTIONS: With respect to 75% of its total assets, each fund may not purchase more than 10% of the outstanding voting securities of a single issuer. This limitation does not apply to securities of other investment companies.
DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.
Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of credit quality. In general, bond prices rise when interest rates fall, and fall when interest rates rise. Longer-term bonds and zero coupon bonds are generally more sensitive to interest rate changes.
In addition, bond prices are also affected by the credit quality of the issuer. Investment-grade debt securities are medium- and high-quality securities. Some, however, may possess speculative characteristics, and may be more sensitive to economic changes and to changes in the financial condition of issuers.
RESTRICTIONS: Purchase of a debt security is consistent with a fund's debt quality policy if it is rated at or above the stated level by Moody's Investor Service (Moody's) or rated in the equivalent categories by Standard & Poor's (S&P), or is unrated but judged to be of equivalent quality by FMR.
Each fund currently intends to limit its investments in lower than Baa-quality debt securities to 5% of its assets.
OTHER INSTRUMENTS may include securities of closed-end investment companies and real estate-related investments.
EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens, and the potentially less stringent investor protection and disclosure standards of foreign markets. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. All of these factors can make foreign investments, especially those in developing countries, more volatile than U.S. investments.
EXPOSURE TO EMERGING MARKETS. Investing in emerging markets involves risks in addition to those generally associated with foreign investing. The extent of economic development, political stability, and market depth varies widely in comparison to more developed markets. Emerging market economies may be subject to greater social, economic, and political uncertainties or may be based on only a few industries. All of these factors can make emerging market securities more volatile and potentially less liquid than domestic securities.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
FOREIGN REPURCHASE AGREEMENTS may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.
ADJUSTING INVESTMENT EXPOSURE. A fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, and purchasing indexed securities.
FMR can use these practices to adjust the risk and return characteristics of a fund's portfolio of investments. If FMR judges market conditions incorrectly or employs a strategy that does not correlate well with a fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.
DIRECT DEBT. Loans and other direct debt instruments are interests in amounts owed to another party by a company, government, or other borrower. They have additional risks beyond conventional debt securities because they may entail less legal protection for a fund, or there may be a requirement that the fund supply additional cash to a borrower on demand.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTIONS. A fund may not purchase a security if, as a result, more than 15% of its assets would be invested in illiquid securities.
CASH MANAGEMENT. A fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry. Economic, business, or political changes can affect all securities of a similar type.
RESTRICTIONS: With respect to 75% of its total assets, each fund may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. This limitation does not apply to U.S. Government securities or to securities of other investment companies.
A fund may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities. BORROWING. Each fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
RESTRICTIONS: Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets. LENDING. Lending securities to broker-dealers and institutions, including Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. This practice could result in a loss or a delay in recovering a fund's securities. A fund may also lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of a fund's total assets.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval. INTERNATIONAL FUND seeks long-term growth of capital.
GLOBAL VALUE FUND seeks long-term growth of capital.
With respect to 75% of its total assets, each fund may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer and may not purchase more than 10% of the outstanding voting securities of a single issuer. This limitation does not apply to U.S. Government securities or to securities of other investment companies. Each fund may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities. Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
Loans, in the aggregate, may not exceed 331/3% of each fund's total assets. BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of each class's assets are reflected in that class's share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to affiliates who provide assistance with these services. Each fund also pays OTHER EXPENSES, which are explained at right.
FMR may, from time to time, agree to reimburse a fund for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease a fund's expenses and boost its performance.
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, and multiplying the result by each fund's average net assets.
The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52% and it drops as total assets under management increase.
The individual fund fee rates for International and Global Value are __% and __%, respectively.
The following table states the estimated management fee rate for each fund:
                            Individual   Total
                Group Fee   Fund         Managem
                Rate        Fee Rate     ent
                                         Fee

International   %[A]        %            %[A]

Global Value    %[A]        %            %[A]

[A] ESTIMATED
FMR HAS SUB-ADVISORY AGREEMENTS with four affiliates: FMR U.K., FMR Far East, FIJ and FIIA. FIIA in turn has a sub-advisory agreement with FIIAL U.K. These sub-advisers are compensated for providing FMR with investment research and advice on issuers based outside the United States. FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of the costs of providing these services. FMR pays FIJ and FIIA a fee equal to 30% of its management fee rate associated with investments for which the sub-adviser provided investment advice.
The sub-advisers may also provide investment management services. In return, FMR pays FMR U.K., FMR Far East, FIJ, and FIIA a fee equal to 50% of its management fee rate with respect to a fund's investments that the sub-adviser manages on a discretionary basis. FIIA pays FIIAL U.K. a fee equal to 110% of the cost of providing these services.
OTHER EXPENSES
While the management fee is a significant component of each fund's annual operating costs, the funds have other expenses as well.
FIIOC performs transfer agency, dividend disbursing and shareholder services for each class of the funds. Fidelity Service Company, Inc. (FSC) calculates the NAV and dividends for each class of each fund, and maintains the general accounting records and administers the securities lending program for each fund.
Class A shares of each fund have adopted a DISTRIBUTION AND SERVICE PLAN. Under the Plans, Class A of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class A shares. Class A of each fund may pay FDC a distribution fee at an annual rate of up to 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class A of each fund currently pays FDC a monthly distribution fee at an annual rate of 0.25% of its average net assets throughout the month. Class A distribution fee rates may be increased only when the Trustees believe that it is in the best interests of Class A shareholders to do so.
Class T shares of each fund have adopted a DISTRIBUTION AND SERVICE PLAN. Under the Plans, Class T of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class T shares. Class T of each fund may pay FDC a distribution fee at an annual rate of up to 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of each fund currently pays FDC a monthly distribution fee at an annual rate of 0.50% of its average net assets throughout the month. Class T distribution fee rates may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.
Up to the full amount of the Class A and Class T distribution fees may be reallowed to investment professionals, as compensation for their services in connection with the distribution of Class A and Class T shares and for providing support services to Class A and Class T shareholders, based upon the level of such services provided. These services may include, without limitation, answering investor inquiries regarding the funds; providing assistance to investors in changing dividend options, account designations, and addresses; performing subaccounting and maintaining Class A and Class T shareholder accounts; processing purchase and redemption transactions, including automatic investment and redemption of investor account balances; providing periodic statements showing an investor's account balance and integrating other transactions into such statements; and performing other administrative services in support of the shareholder.
Class B shares of each fund have adopted a DISTRIBUTION AND SERVICE PLAN. Under the Plans, Class B of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class B shares. Class B of each fund may pay FDC a distribution fee at an annual rate of up to 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class B of each fund currently pays FDC a monthly distribution fee at an annual rate of 0.75% of its average net assets throughout the month.
In addition, pursuant to each Class B Plan, investment professionals are compensated at an annual rate of 0.25% of Class B's average net assets throughout the month for providing personal service to and/or maintenance of Class B shareholder accounts.
The Class A, Class T, and Class B Plans specifically recognize that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with the distribution of the applicable class's shares, including payments made to investment professionals that provide shareholder support services or engage in the sale of the applicable class's shares. The Board of Trustees of each fund has authorized such payments.
Each fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity. A broker-dealer may use a portion of the commissions paid by a fund to reduce that fund's custodian or transfer agent fees.
The portfolio turnover rates for International and Global Value are not expected to exceed __% and __%, respectively, in the first fiscal period ending October 31, 1997. These rates vary from year to year. High turnover rates increase transaction costs and may increase taxable capital gains. FMR considers these effects when evaluating the anticipated benefits of short-term investing.
YOUR ACCOUNT


TYPES OF ACCOUNTS
When you invest through an investment professional, your investment professional, including a broker-dealer or financial institution, may charge you a transaction fee with respect to the purchase and sale of fund shares. Read your investment professional's program materials in conjunction with this prospectus for additional service features or fees that may apply. Certain features of the funds, such as minimum initial or subsequent investment amounts, may be modified.
The different ways to set up (register) your account with Fidelity are listed at the right.
The account guidelines that follow may not apply to certain retirement accounts. If you are investing through a retirement account or if your employer offers a fund through a retirement program, you may be subject to additional fees. For more information, please refer to your program materials, contact your employer, or call your retirement benefits number or your investment professional directly, as appropriate.
If you have selected Fidelity Advisor funds as an investment option through an insurance company group pension program, please contact the provider directly.
WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
RETIREMENT
TO SHELTER YOUR RETIREMENT SAVINGS FROM TAXES
 Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.
(solid bullet) INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) allow anyone of legal age under 701/2 with earned income to invest up to $2,000 per tax year. Individuals can also invest in a spouse's IRA if the spouse has earned income of less than $250.
(solid bullet) ROLLOVER IRAS retain special tax advantages for certain distributions from employer-sponsored retirement plans.
(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.
(solid bullet) 401(K) PLANS allow employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.
(solid bullet) MONEY PURCHASE/PROFIT SHARING PLANS (KEOGH PLANS) are tax-deferred pension accounts designated for employees of unincorporated businesses or for persons who are self-employed.
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA). Contact your investment professional.
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened.
BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR OTHER
GROUPS
Contact your investment professional.
HOW TO BUY SHARES
Once each business day, two share prices are calculated for Class A and Class T shares of each fund: the offering price and the NAV. If you pay a front-end sales charge or qualify for a reduction as described on page 19, your Class A or Class T share price will be the offering price. If you qualify for a front-end sales charge waiver as described on page 21, your Class T share price will be the NAV. When you buy Class A or Class T shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in Class A or Class T shares of the fund. Class B's NAV is also calculated every business day. Class B shares of each fund are sold without a front-end sales charge and may be subject to a CDSC upon redemption. For information on how the CDSC is calculated, see "Transaction Details," page 19.
Shares are purchased at the next offering price or NAV, as applicable, calculated after your order is received and accepted. The offering price and NAV are normally calculated at 4:00 p.m. Eastern time.
It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.
Fidelity must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be held liable for resulting fees and/or losses.
Share certificates are not available for Class A, Class T, or Class B shares.
IF YOU ARE NEW TO THE FIDELITY ADVISOR FUNDS, complete and sign an account application and mail it along with your check. If there is no account application accompanying this prospectus, call your investment professional.
If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Contact your investment professional for more information and a retirement account application.
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY ADVISOR FUND, you can:
(small solid bullet) Mail an account application with a check,
(small solid bullet) Place an order and wire money into your account, (small solid bullet) Open your account by exchanging from the same class of another Fidelity Advisor fund or from another Fidelity fund, or
(small solid bullet) Contact your investment professional.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $2,500*
For Fidelity Advisor IRA, Rollover IRA, SEP-IRA and Keogh accounts $500 Through regular investment plans** $1,000*
TO ADD TO AN ACCOUNT $250*
For Fidelity Advisor IRA, Rollover IRA, SEP-IRA and Keogh accounts $100 Through regular investment plans $100*
MINIMUM BALANCE $1,000**
For Fidelity Advisor IRA, Rollover IRA, SEP-IRA and Keogh accounts NONE *INVESTMENT MINIMUMS ARE WAIVED FOR PURCHASES INTO CLASS T NON-RETIREMENT ACCOUNTS WITH DISTRIBUTIONS FROM A FIDELITY DEFINED TRUST ACCOUNT. INVESTMENT MINIMUMS AND MINIMUM ACCOUNT BALANCES ARE ALSO WAIVED FOR INVESTMENTS IN CERTAIN RETIREMENT ACCOUNTS FUNDED THROUGH SALARY REDUCTION, OR ACCOUNTS FUNDED WITH THE PROCEEDS OF DISTRIBUTIONS FROM SUCH FIDELITY RETIREMENT ACCOUNTS.
**AN ACCOUNT MAY BE OPENED WITH A MINIMUM OF $1,000, PROVIDED THAT A REGULAR INVESTMENT PLAN IS ESTABLISHED AT THE TIME THE ACCOUNT IS OPENED. FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO "INVESTOR SERVICES," PAGE 16.
PURCHASE AMOUNTS OF MORE THAN $100,000 WILL NOT BE ACCEPTED FOR CLASS B
SHARES.
For further information on opening an account, please consult your investment professional or refer to the account application.
    TO OPEN AN ACCOUNT   TO ADD TO AN ACCOUNT




PHONE                          (small solid bullet) Contact your investment professional    (small solid bullet) Contact your
                                                                                            investment professional
YOUR INVESTMENT PROFESSIONAL   or, if you are investing through a                           or, if you are investing through a
                               broker-dealer or insurance                                   broker-dealer or insurance
                               representative, call 1-800-522-7297. If                      representative, call 1-800-522-7297. If
                               you are investing through a bank                             you are investing through a bank
                               representative, call 1-800-843-3001.                         representative, call 1-800-843-3001.
                               (small solid bullet) Exchange from the same class of         (small solid bullet) Exchange from the
                                                                                            same class of
                               another Fidelity Advisor fund or from                        another Fidelity Advisor fund account
                               another Fidelity fund account with the                       with the same registration, including
                               same registration, including name,                           name, address, and taxpayer ID
                               address, and taxpayer ID number.                             number.





Mail
(mail_graphic) (small solid bullet) Complete and sign the account    (small solid bullet) Make your check payable to the
               application. Make your check payable                  complete name of the fund of your
               to the complete name of the fund of                   choice and note the applicable class.
               your choice and note the applicable                   Indicate your fund account number on
               class. Mail to the address indicated on               your check and mail to the address
               the application.                                      printed on your account statement.
                                                                    (small solid bullet) Exchange by mail: call your investment professional for instructions.





In Person
(hand_
graphic)     (small solid bullet) Bring your account application and    (small solid bullet) Bring your check to your investment
             check to your investment professional.                     professional.



Wire (wire_graphic)   (small solid bullet) Not available   (small solid bullet) Wire to:
                                                             Banker's Trust Co.
                                                             Routing # 021001033
                                                             Fidelity DART Depository
                                                             Account # 00159759
                                                           FBO: (Account name)
                                                             (Account number)
                                                           Specify the complete name of the fund
                                                           of your choice, note the applicable
                                                           class, and include your account
                                                           number and your name.



Automatically (automatic_graphic)   (small solid bullet) Not available.   (small solid bullet) Use Fidelity Advisor Systematic
                                                                          Investment Program. Sign up for this
                                                                          service when opening your account,
                                                                          or call your investment professional to
                                                                          begin the program.



HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next NAV calculated after your order is received and accepted, less any applicable CDSC. NAV is normally calculated at 4:00 p.m. Eastern time.
It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.
TO SELL SHARES IN A NON-RETIREMENT ACCOUNT, you may use any of the methods described on these two pages.
TO SELL SHARES IN A FIDELITY ADVISOR RETIREMENT ACCOUNT, your request must be made in writing, except for exchanges to shares of the same class of another Fidelity Advisor fund or shares of other Fidelity funds, which can be requested by phone or in writing.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR ACCOUNT SHARES, please leave at least $1,000 worth of shares in the account to keep it open (account minimum balances do not apply to retirement and Fidelity Defined Trust accounts).
TO SELL SHARES BY BANK WIRE, you will need to sign up for this service in advance.
CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to redeem more than $100,000 worth of shares, (small solid bullet) Your account registration has changed within the last 30 days,
(small solid bullet) The check is being mailed to a different address than the one on your account (record address),
(small solid bullet) The check is being made payable to someone other than the account owner,
(small solid bullet) The redemption proceeds are being transferred to a Fidelity Advisor account with a different registration,
(small solid bullet) You wish to set up the bank wire feature, or
(small solid bullet) You wish to have redemption proceeds wired to a non-predesignated bank account.
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
SELLING SHARES IN WRITING
Write a "letter of instruction" with:
(small solid bullet) Your name,
(small solid bullet) The fund's name,
(small solid bullet) The applicable class name,
(small solid bullet) Your fund account number,
(small solid bullet) The dollar amount or number of shares to be redeemed,
and
(small solid bullet) Any other applicable requirements listed in the table on page 16.
Deliver your letter to your investment professional, or mail it to the following address:
Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081
Unless otherwise instructed, Fidelity will send a check to the record address.
      ACCOUNT TYPE   SPECIAL REQUIREMENTS


PHONE                          All account types except retirement   (small solid bullet) Maximum check request: $100,000.
YOUR INVESTMENT PROFESSIONAL





(phone_graphic)             All account types                     (small solid bullet) You may exchange to the same class
                                                               of other Fidelity Advisor funds or to
                                                                 other Fidelity funds if both accounts
                                                                 are registered with the same name(s),
                                                                 address, and taxpayer ID number.

Mail or in Person
(mail_graphic)
(hand_graphic)             Individual, Joint Tenant,             (small solid bullet) The letter of instruction (with signature
                           Sole Proprietorship, UGMA, UTMA       guaranteed) must be signed by all
                                                                persons required to sign for
                                                                transactions, exactly as their names
                                                               appear on the account and sent to
                            Retirement account                    your investment professional.
                                                                 (small solid bullet) The account owner should complete a
                                                                 retirement distribution form. Contact
                                                                 your investment professional or, if you
                                                                 purchased your shares through a
                                                                 broker-dealer or insurance
                                                                representative, call 1-800-522-7297. If
                                                                 you purchased your shares through a
                                                                bank representative, call
                                                                  1-800-843-3001.

                            Trust                                 (small solid bullet) The trustee must sign the letter
                                                                 indicating capacity as trustee. If the
                                                                  trustee's name is not in the account
                                                                  registration, provide a copy of the trust
                                                                  document certified within the last 60
                                                                  days.

                          Business or Organization              (small solid bullet) At least one person authorized by
                                                                 corporate resolution to act on the
                                                                 account must sign the letter (with
                                                                 signature guaranteed).

                         Executor, Administrator,              (small solid bullet) For instructions, contact your
                        Conservator/Guardian                  investment professional or, if you
                                                                purchased your shares through a
                                                                 broker-dealer or insurance
                                                                representative, call 1-800-522-7297. If
                                                                you purchased your shares through a
                                                                 bank representative, call
                                                                 1-800-843-3001.

Wire (wire_graphic)         All account types except retirement   (small solid bullet) You must sign up for the wire feature before using it. To verify that it is in
                                                                 place, contact your investment
                                                                  professional or, if you purchased your
                                                                 shares through a broker-dealer or
                                                                 insurance representative, call
                                                                 1-800-522-7297. If you purchased your
                                                                  shares through a bank representative,
                                                                 call 1-800-843-3001. Minimum wire:
                                                                $500.
                                                                (small solid bullet) Your wire redemption request must be
                                                                received and accepted by Fidelity
                                                                 before 4:00 p.m. Eastern time for
                                                                 money to be wired on the next
                                                                business day.


INVESTOR SERVICES
Fidelity Advisor funds provide a variety of services to help you manage your account.
INFORMATION SERVICES
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction that affects your account balance or your account registration)
(small solid bullet) Account statements (quarterly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a fund. Call your investment professional if you need additional copies of financial reports and prospectuses.
TRANSACTION SERVICES
EXCHANGE PRIVILEGE. You may sell your Class A or Class T shares and buy the same class of shares of other Fidelity Advisor funds, or Initial Class shares of Daily Money Fund: U.S. Treasury Portfolio, Daily Money Fund:
Money Market Portfolio, and Daily Tax-Exempt Money Fund, by telephone or in writing. You may sell your Class B shares and buy Class B shares of other Fidelity Advisor funds, or Class B shares of Daily Money Fund: U.S. Treasury Portfolio, by telephone or in writing. The shares you exchange will carry credit for any front-end sales charge you previously paid in connection with their purchase.
Note that exchanges out of a fund are limited to four per calendar year, and that they may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see "Exchange Restrictions," page 21.
FIDELITY ADVISOR SYSTEMATIC WITHDRAWAL PROGRAM lets you set up periodic redemptions from your account. Accounts with a value of $10,000 or more in Class A or Class T shares are eligible for this program. Because of Class A's and Class T's front-end sales charge, you may not want to set up a systematic withdrawal plan during a period when you are buying Class A or Class T shares on a regular basis.
One easy way to pursue your financial goals is to invest money regularly. Fidelity Advisor funds offer convenient services that let you transfer money into your fund account, or between fund accounts, automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call your investment professional for more information.
REGULAR INVESTMENT PLANS
FIDELITY ADVISOR SYSTEMATIC INVESTMENT PROGRAMS
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY ADVISOR FUND

MINIMUM  MINIMUM     FREQUENCY              SETTING UP OR CHANGING
INITIAL  ADDITIONAL  Monthly, bimonthly,    (small solid bullet) For a new account, complete the appropriate section on the
$1,000  $100         quarterly,             application.
                     or semi-annually       (small solid bullet) For existing accounts, call your investment professional for an application.
                                            (small solid bullet) To change the amount or frequency of your investment, contact your investment professional directly or, if you purchased your shares through a broker-dealer or insurance representative, call
                                            1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001. Call at least 10 business days prior to your next scheduled investment date (20 business days if you purchased your shares through a bank).


TO DIRECT DISTRIBUTIONS FROM A FIDELITY DEFINED TRUST TO CLASS T OF A FIDELITY ADVISOR FUND

MINIMUM  MINIMUM            SETTING UP OR CHANGING
INITIAL  ADDITIONAL         (small solid bullet) For a new or existing account, ask your investment professional
Not  Not                    for the appropriate enrollment form.
Applicable  Ap              (small solid bullet) To change the fund to which your distributions are directed,
plicable                    contact your investment professional for instructions.


FIDELITY ADVISOR SYSTEMATIC EXCHANGE PROGRAM
TO MOVE MONEY FROM A FIDELITY MONEY MARKET FUND OR A FIDELITY ADVISOR FUND TO ANOTHER FIDELITY ADVISOR FUND

MINIMUM   FREQUENCY             SETTING UP OR CHANGING
$100      Monthly, quarterly,   (small solid bullet) To establish, call your investment professional after both accounts
          semi-annually, or     are opened.
          annually              (small solid bullet) To change the amount or frequency of your investment, contact your investment professional directly or, if you purchased your shares through a broker-dealer or insurance representative, call
                                1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001.
                                (small solid bullet) The account from which the exchanges are to be processed must have a minimum balance of $10,000. The account into which the exchange is being processed must have a minimum of $1,000.
                                (small solid bullet) Both accounts must have the same registrations and taxpayer ID numbers.
                                (small solid bullet) Call at least 2 business days prior to your next scheduled exchange date.


SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
Each fund distributes substantially all of its net income and capital gains to shareholders each year. Each fund pays capital gains, if any, in December and may pay additional capital gains after the close of its fiscal year. Normally, dividends for each fund are distributed in December. DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive your distributions. The funds offer four options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund, but you will be sent a check for each dividend distribution.
3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions.
4. DIRECTED DIVIDENDS(registered trademark) PROGRAM. Your dividend distributions will be automatically invested in the same class of shares of another identically registered Fidelity Advisor fund. You will be sent a check for your capital gain distributions or your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund.
If you select distribution option 2, 3, or 4 and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, those checks will be reinvested in your account at the current NAV and your election may be converted to the Reinvestment Option. To change your distribution option, call your investment professional directly or, if you purchased your shares through a broker-dealer or insurance representative, call 1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001.
For retirement accounts, all distributions are automatically reinvested. When you are over 59 years old, you can receive distributions in cash. Shares purchased through reinvestment of dividend and capital gain distributions are not subject to a sales charge. If you direct Class A or Class T distributions to a fund with a front-end sales charge, you will not pay a sales charge on those purchases.
When a class deducts a distribution from its NAV, the reinvestment price is the applicable class's NAV at the close of business that day. Distribution checks will be mailed within seven days.
TAXES
As with any investment, you should consider how your investment in a fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.
TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in which you reside.
For federal tax purposes, each fund's income and short-term capital gain distributions are taxed as dividends; long-term capital gain distributions are taxed as long-term capital gains.
Distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
Every January, Fidelity will send you and the IRS a statement showing the taxable distributions paid to you in the previous year.
TAXES ON TRANSACTIONS. Your redemptions - including exchanges - are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.
Whenever you sell shares of a fund, Fidelity will send you a confirmation statement showing how many shares you sold and at what price.
You will also receive a consolidated transaction statement at least quarterly. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. BE SURE TO KEEP YOUR REGULAR ACCOUNT STATEMENTS; the information they contain will be essential in calculating the amount of your capital gains.
"BUYING A DIVIDEND." If you buy shares when a class has realized but not yet distributed income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution.
CURRENCY CONSIDERATIONS. If a fund's dividends exceed its taxable income in any year, which is sometimes the result of currency-related losses, all or a portion of the fund's dividends may be treated as a return of capital to shareholders for tax purposes. To minimize the risk of a return of capital, each fund may adjust its dividends to take currency fluctuations into account, which may cause the dividends to vary. Any return of capital will reduce the cost basis of your shares, which will result in a higher reported capital gain or a lower reported capital loss when you sell your shares. The statement you receive in January will specify if any distributions included a return of capital.
Undistributed net gains from currency transactions, if any, will generally be distributed as a separate dividend in December.
EFFECT OF FOREIGN TAXES. Foreign governments may impose taxes on each fund and its investments and these taxes generally will reduce the fund's distributions. However, an offsetting tax credit or deduction may be available to you. If so, your tax statement will show more taxable income or capital gains than were actually distributed by the fund, but will also show the amount of the available offsetting credit or deduction.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments. TRANSACTION DETAILS
THE FUNDS ARE OPEN FOR BUSINESS each day the New York Stock Exchange (NYSE) is open. Each class's NAV and offering price are normally calculated as of the close of business of the NYSE, normally 4:00 p.m. Eastern time.
A CLASS'S NAV is the value of a single share. The NAV of each class is computed by adding that class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting that class's pro rata share of the value of the applicable fund's liabilities, subtracting the liabilities allocated to that class, and dividing the result by the number of shares of that class that are outstanding.
Each fund's assets are valued primarily on the basis of market quotations. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. This method minimizes the effect of changes in a security's market value. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued on the basis of information furnished by a pricing service or by another method that the Board of Trustees believes accurately reflects fair value.
THE OFFERING PRICE (price to buy one share) of Class A and Class T of each fund is its NAV divided by the difference between one and the applicable sales charge percentage. Class A has a maximum sales charge of 5.25% of the offering price for each fund. Class T has a maximum sales charge of 3.50% of the offering price for each fund. The offering price of Class B of each fund is its NAV. A class's REDEMPTION PRICE (price to sell one share) is its NAV minus any applicable CDSC.
SALES CHARGES AND INVESTMENT PROFESSIONAL
CONCESSIONS - CLASS A
INTERNATIONAL AND GLOBAL VALUE
                       Sales Charge:             Investment
                                                 Profession
                                                 al
                                                 Concession
                                                 as % of
                                                 Offering
                                                 Price

                       As a %          As an
                       of              approxi
                       Offering        mate %
                       Price           of Net
                                       Amount
                                       Investe
                                       d

Up to $49,999           5.25            5.54      4.75%
                       %               %

$50,000 to $99,999      4.25            4.44      3.75%
                       %               %

$100,000 to $249,999    3.25            3.36      2.75%
                       %               %

$250,000 to $499,999    2.50            2.56      2.00%
                       %               %

$500,000 to $999,999    2.00            2.04      1.75%
                       %               %

$1,000,000 or more       1.00%         1.01       0.75%
                                       %

SALES CHARGES AND INVESTMENT PROFESSIONAL
CONCESSIONS - CLASS T
INTERNATIONAL AND GLOBAL VALUE
                       Sales Charge:             Investment
                                                 Profession
                                                 al
                                                 Concession
                                                 as % of
                                                 Offering
                                                 Price

                       As a %          As an
                       of              approxi
                       Offering        mate %
                       Price           of Net
                                       Amount
                                       Investe
                                       d

Up to $49,999           3.50            3.63      3.00%
                       %               %

$50,000 to $99,999      3.00            3.09      2.50%
                       %               %

$100,000 to $249,999    2.50            2.56      2.00%
                       %               %

$250,000 to $499,999    1.50            1.52      1.25%
                       %               %

$500,000 to $999,999    1.00            1.01      0.75%
                       %               %

$1,000,000 or more     None*           Non       *
                                       e*

* SEE SECTION ENTITLED FINDERS FEE.
FINDERS FEE. On eligible purchases of Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of the amount purchased. Finders fees are not paid to trust departments.
Any assets on which a finders fee has been paid will bear a contingent deferred sales charge (Class T CDSC) if they do not remain in Class T shares of the Fidelity Advisor funds, or Initial Class shares of Daily Money Fund: US Treasury Portfolio, Daily Money Fund: Money Market Portfolio, or Daily Tax-Exempt Money Fund, for a period of at least one uninterrupted year. The Class T CDSC will be 0.25% of the lesser of the cost of the shares at the initial date of purchase or the value of the shares at redemption, not including any reinvested dividends or capital gains. Class T CDSC shares representing reinvested dividends and capital gains, if any, will be redeemed first, followed by other Class T CDSC shares that have been held for the longest period of time.
Shares held by an insurance company separate account will be aggregated at the client (e.g., the contract holder or plan sponsor) level, not at the separate account level. Upon request, anyone claiming eligibility for the 0.25% fee with respect to shares held by an insurance company separate account must provide FDC access to records detailing purchases at the client level.
With respect to employee benefit plans, the Class T CDSC does not apply to the following types of redemptions: (i) plan loans or distributions or (ii) exchanges to non-Advisor fund investment options. With respect to Individual Retirement Accounts, the Class T CDSC does not apply to redemptions made for disability, payment of death benefits, or required partial distributions starting at age 70. Your investment professional should advise Fidelity at the time your redemption order is placed if you qualify for a waiver of the Class T CDSC.
CONTINGENT DEFERRED SALES CHARGE. Class B shares may, upon redemption, be assessed a CDSC based on the following schedule:
INTERNATIONAL AND GLOBAL VALUE
From Date of Purchase   Contingent
                        Deferred
                        Sales Charge

Less than 1 year                    5%

1 year to less than 2 years         4%

2 years to less than 3 years        3%

3 years to less than 4 years        3%

4 years to less than 5 years        2%

5 years to less than 6 years        1%

6 years to less than 7 years [A]    0%

[A] AFTER A MAXIMUM HOLDING PERIOD OF SEVEN YEARS, CLASS B SHARES WILL CONVERT AUTOMATICALLY TO CLASS A SHARES OF THE SAME FIDELITY ADVISOR FUND. SEE "CONVERSION FEATURE" BELOW FOR MORE INFORMATION.

When exchanging Class B shares of one fund for Class B shares of another Fidelity Advisor fund, Fidelity Advisor Focus fund, or Class B shares of Daily Money Fund: U.S. Treasury Portfolio, your Class B shares retain the CDSC schedule in effect when they were originally purchased.
Investment professionals with whom FDC has agreements receive as compensation from FDC a concession equal to 4.00% of your purchase of Class B shares.
The CDSC will be calculated based on the lesser of the cost of Class B shares at the initial date of purchase or the value of Class B shares at redemption, not including any reinvested dividends or capital gains. Class B shares acquired through distributions (dividends or capital gains) will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, Class B shares representing reinvested dividends and capital gains, if any, will be redeemed first, followed by Class B shares that have been held for the longest period of time.
CONVERSION FEATURE. After a maximum holding period of seven years from the initial date of purchase, Class B shares and any capital appreciation associated with those shares, convert automatically to Class A shares of the same Fidelity Advisor fund. Conversion to Class A shares will be made at NAV. At the time of conversion, a portion of the Class B shares purchased through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class B non-Dividend Shares to your total Class B non-Dividend Shares.
For more information about the CDSC, including the conversion feature and the permitted circumstances for CDSC waivers, contact your investment professional.
REINSTATEMENT PRIVILEGE. If you have sold all or part of your Class A, Class T, or Class B shares of a fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or any of the other Fidelity Advisor funds, at the NAV next determined after receipt and acceptance of your investment order, provided that such reinvestment is made within 30 days of redemption. Under these circumstances, the dollar amount of the CDSC, if any, you paid on Class T or Class B shares will be reimbursed to you by reinvesting that amount in Class T or Class B shares, as applicable. You must reinstate your shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to a fund and certain restrictions may apply. For purposes of the CDSC holding period schedule, the holding period of your Class T or Class B shares will continue as if the shares had not been redeemed.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. Fidelity will request personalized security codes or other information, and may also record calls. You should verify the accuracy of the confirmation statements immediately after receipt. If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.
IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail.
EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. Each fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page 21. Purchase orders may be refused if, in FMR's opinion, they would disrupt management of a fund.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased at the next NAV or offering price, as applicable, calculated after your order is received and accepted. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Each fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.
AUTOMATED PURCHASE ORDERS. Class A, Class T, and Class B shares can be purchased or sold through investment professionals utilizing an automated order placement and settlement system that guarantees payment for orders on a specified date.
TO AVOID THE COLLECTION PERIOD associated with check purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or automatic investment plans.
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV, minus any applicable CDSC, calculated after your order is received and accepted. Note the following:
(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect a fund, it may take up to seven days to pay you.
(small solid bullet) Each fund may hold payment on redemptions until it is reasonably satisfied that investments made by check have been collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500 (including any amount paid as a sales charge), subject to an annual maximum charge of $60.00 per shareholder. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-prototype retirement accounts), accounts using a systematic investment program, certain (Network Level I and III) accounts which are maintained through National Securities Clearing Corporation (NSCC), or if total assets in Fidelity mutual funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity mutual fund accounts (excluding contractual plans) maintained (i) by FIIOC and (ii) through NSCC; provided those accounts are registered under the same primary social security number.
IF YOUR NON-RETIREMENT ACCOUNT BALANCE FALLS BELOW $1,000, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV, minus any applicable CDSC, on the day your account is closed.
FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC will, at its expense, provide promotional incentives such as sales contests and luxury trips to investment professionals who support the sale of shares of the funds. In some instances, these incentives will be offered only to certain types of investment professionals, such as bank-affiliated or non-bank affiliated broker-dealers, or to investment professionals whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder, you have the privilege of exchanging shares of a fund for the same class of shares of other Fidelity Advisor funds; Class A or Class T shares for Initial Class shares of Daily Money Fund: U.S. Treasury Portfolio, Daily Money Fund: Money Market Portfolio, or Daily Tax-Exempt Money Fund; and Class B shares for Class B shares of Daily Money Fund: U.S. Treasury Portfolio. If you purchased your Class T shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class T shares for shares of Fidelity Capital Appreciation Fund. However, you should note the following:
(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number. (small solid bullet) Before exchanging into a fund or class, read its prospectus.
(small solid bullet) Exchanges may have tax consequences for you.
(small solid bullet) Because excessive trading can hurt fund performance and shareholders, each fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
(small solid bullet) Any exchanges of Class T or Class B shares are not subject to a CDSC.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify the exchange privilege in the future.
SALES CHARGE REDUCTIONS AND WAIVERS
The front-end sales charge will be reduced for purchases of Class A and Class T shares according to the Sales Charge Schedule shown on page . Please refer to the funds' SAI for more details about each plan or call your investment professional.
If you purchased your shares through a broker-dealer or insurance representative, call 1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001.
Your purchases and existing balances of Class A, Class T, and Class B shares may be included in the following programs for purposes of qualifying for a Class A or Class T front-end sales charge reduction.
QUANTITY DISCOUNTS apply to purchases of Class A or Class T shares of a single Fidelity Advisor fund or to combined purchases of (i) Class A, Class T, and Class B shares of any Fidelity Advisor fund, (ii) Class B shares of Daily Money Fund: U.S. Treasury Portfolio, and (iii) Initial Class shares of Daily Money Fund: U.S. Treasury Portfolio, Daily Money Fund: Money Market Portfolio, and Daily Tax-Exempt Money Fund acquired by exchange from any Fidelity Advisor fund. The minimum investment eligible for a quantity discount is $50,000.
To qualify for a quantity discount, investing in a fund's Class A, Class T, and Class B shares for several accounts at the same time will be considered a single transaction (Combined Purchase), as long as shares are purchased through one investment professional and the total is at least $50,000. RIGHTS OF ACCUMULATION let you determine your front-end sales charge on Class A and Class T shares by adding to your new purchase of Class A and Class T shares the value of all of the Fidelity Advisor fund Class A, Class T, and Class B shares held by you, your spouse, and your children under age
21. You can also add the value of Initial Class and Class B shares of Daily Money Fund: U.S. Treasury Portfolio, and Initial Class shares of Daily Money Fund: Money Market Portfolio, and Daily Tax-Exempt Money Fund acquired by exchange from any Fidelity Advisor fund.
A LETTER OF INTENT (the Letter) lets you receive the same reduced front-end sales charge on purchases of Class A and Class T shares made during a 13-month period as if the total amount invested during the period had been invested in a single lump sum. (see Quantity Discounts above.) You must file your non-binding Letter with Fidelity within 90 days of the start of your purchases. Your initial investment must be at least 5% of the amount you plan to invest. Out of the initial investment, Class A or Class T shares equal to 5% of the dollar amount specified in the Letter will be registered in your name and held in escrow. You will earn income dividends and capital gain distributions on escrowed Class A or Class T shares. Reinvested income and capital gain distributions do not count toward the completion of the Letter. The escrow will be released when your purchase of the total amount has been completed. You are not obligated to complete the Letter, and in such a case, sufficient escrowed Class A or Class T shares will be redeemed to pay any applicable front-end sales charges.
A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS T SHARES:
1. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC;
2. Purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp. or Fidelity International Limited or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as Trustee of a trust for the sole benefit of the minor child of a Fidelity trustee or employee;
3. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;
4. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);
5. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution (i) from an employee benefit plan that qualified for waiver (11) or had a minimum $3 million in plan assets invested in Fidelity funds; or (ii) from an insurance company separate account qualifying under
(6) below, or used to fund annuity contracts purchased by employee benefit plans having in the aggregate at least $3 million in plan assets invested in Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.)
6. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans which, in the aggregate, have more than 200 eligible employees or a minimum of $1 million in plan assets invested in Fidelity Advisor funds;
7. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;
8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;
9. Purchased by a trust institution or bank trust department (excluding assets described in (11) and (12) below) that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing restrictions. Assets managed by third parties do not qualify for this waiver;
10. Purchased for use in a broker-dealer managed account program, provided the broker-dealer has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plans assets do not qualify for this waiver;
11. Purchased as part of an employee benefit plan having more than (i) 200 eligible employees or a minimum of $1 million of plan assets invested in Fidelity Advisor funds; or (ii) 25 eligible employees or $250,000 of plan assets invested in Fidelity Advisor funds that subscribe to the Advisor Retirement Connection or similar FIIS-sponsored program;
12. Purchased as part of an employee benefit plan through an intermediary that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions;
13. Purchased on a discretionary basis by a registered investment advisor which is not part of an organization primarily engaged in the brokerage business, that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver; or
14. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts.
Employee benefit plans that purchased Class T shares load waived prior to June 30, 1995 but do not meet the qualifications of waiver (12) will be permitted to make additional purchases of Class T shares on a load waived basis.
You must notify FDC in advance if you qualify for a front-end sales charge waiver. Employee benefit plan investors must meet additional requirements specified in the funds' SAI.
If you are investing through an account managed by a broker-dealer, if you have authorized an investment adviser to make investment decisions for you, or if you are investing through a trust department, you may qualify to purchase Class T shares without a sales charge (as described in (9), (10) and (13), above) or Institutional Class shares. Because Institutional Class shares have no sales charge, and do not pay a distribution fee or a shareholder service fee, Institutional Class shares are expected to have a higher total return than Class A, Class T, or Class B shares. Contact your investment professional to discuss if you qualify.
THE CDSC ON CLASS B SHARES MAY BE WAIVED:
1. In cases of disability or death, provided that Class B shares are redeemed within one year following the death or the initial determination of disability; or
2. In connection with a total or partial redemption related to certain distributions from retirement plans or accounts.
Your investment professional should call Fidelity for more information.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.
FIDELITY ADVISOR INTERNATIONAL FUND AND FIDELITY ADVISOR GLOBAL VALUE FUND INSTITUTIONAL CLASS PROSPECTUS

CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER   PROSPECTUS SECTION


1            ..............................   Cover Page

2     a      ..............................   Expenses

      b,c    ..............................   *

3     a      ..............................   *

      b      ..............................   *

      c      ..............................   *

      d      ..............................   Cover Page

4     a      i.............................   Charter

             ii...........................    Investment Principles and Risks; Securities and
                                              Investment Practices

      b      ..............................   Securities and Investment Practices

      c      ..............................   Who May Want to Invest; Investment Principles
                                              and Risks; Securities and Investment Practices

5     a      ..............................   Charter

      b      i.............................   Cover Page; FMR and Its Affiliates

             ii...........................    FMR and Its Affiliates; Charter; Breakdown of
                                              Expenses

             iii..........................    Expenses; Breakdown of Expenses

      c      ..............................   FMR and Its Affiliates

      d      ..............................   Charter; Breakdown of Expenses; FMR and Its
                                              Affiliates

      e      ..............................   FMR and its Affiliates; Breakdown of Expenses

      f      ..............................   Expenses

      g      ..............................   Expenses; FMR and Its Affiliates

      5A     ..............................   *

6     a      i.............................   Charter

             ii...........................    How to Buy Shares; How to Sell Shares; Investor
                                              Services; Transaction Details; Exchange
                                              Restrictions; Sales Charge Reductions and Waivers

             iii..........................    *

      b      .............................    FMR and Its Affiliates

      c      ..............................   Charter

      d      ..............................   Who May Want to Invest

      e      ..............................   Cover Page; How to Buy Shares; How to Sell
                                              Shares; Investor Services; Exchange Restrictions;
                                              Sales Charge Reductions and Waivers

      f, g   ..............................   Dividends, Capital Gains, and Taxes

      h      ..............................   Who May Want to Invest

7     a      ..............................   Charter; Cover Page

      b      ..............................   How to Buy Shares; Transaction Details

      c      ..............................   *

      d      ..............................   How to Buy Shares

      e      ..............................   Transaction Details; Breakdown of Expenses

      f      ..............................   Breakdown of Expenses

8            ..............................   How to Sell Shares; Investor Services; Transaction
                                              Details; Exchange Restrictions

9            ..............................   *


* Not Applicable

Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.

FIDELITY ADVISOR
INTERNATIONAL FUNDS
INSTITUTIONAL CLASS
To learn more about each fund and its investments, you can obtain a copy of each fund's most recent financial report and portfolio listing, or a copy of the Statement of Additional Information (SAI) dated June 10, 1997. The SAI has been filed with the Securities and Exchange Commission (SEC) and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, contact Fidelity Distributors Corporation (FDC), 82 Devonshire Street, Boston, MA 02109, or your investment professional.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR
OBLIGATIONS OF, OR GUARANTEED BY, ANY
DEPOSITORY INSTITUTION. SHARES ARE NOT
INSURED BY THE FDIC, FEDERAL RESERVE
BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT
TO INVESTMENT RISKS, INCLUDING POSSIBLE
LOSS OF PRINCIPAL AMOUNT INVESTED.

LIKE ALL MUTUAL FUNDS, THESE
SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION, NOR HAS THE
SECURITIES AND EXCHANGE COMMISSION
OR ANY STATE SECURITIES COMMISSION
PASSED UPON THE ACCURACY OR
ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.
AIGVI-pro-0697
FIDELITY ADVISOR INTERNATIONAL FUND seeks long-term growth of capital by investing in securities of foreign issuers.
FIDELITY ADVISOR GLOBAL VALUE FUND seeks long-term growth of capital by investing in securities of foreign and domestic companies based on the value of a company's assets or stock price.
PROSPECTUS
JUNE 10, 1997(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON, MA 02109 CONTENTS



KEY FACTS             3     WHO MAY WANT TO INVEST

                            EXPENSES Institutional Class's yearly operating expenses.

                      5     PERFORMANCE

THE FUNDS IN DETAIL   6     CHARTER How each fund is organized.

                      6 INVESTMENT PRINCIPLES AND RISKS Each fund's overall approach to investing.

                      9 BREAKDOWN OF EXPENSES How operating costs are calculated and what they include.

YOUR ACCOUNT          10    TYPES OF ACCOUNTS Different ways to set up your
                            account, including tax-sheltered retirement plans.

                      11 HOW TO BUY SHARES Opening an account and making additional investments.

                      13 HOW TO SELL SHARES Taking money out and closing your account.

                      14 INVESTOR SERVICES Services to help you manage your account.

SHAREHOLDER AND       16    DIVIDENDS, CAPITAL GAINS,
ACCOUNT POLICIES            AND TAXES

                      17 TRANSACTION DETAILS Share price calculations and the timing of purchases and redemptions.

                      18    EXCHANGE RESTRICTIONS


KEY FACTS


WHO MAY WANT TO INVEST
Institutional Class shares are offered to accounts managed (i) by a bank trust department and other trust institutions, (ii) by a broker-dealer, and
(iii) by a registered investment advisor (RIA) on a discretionary basis (collectively, eligible intermediaries).
Institutional Class shares are available through eligible intermediaries that have signed a participation agreement with FDC. The participation agreement specifies certain aggregate asset minimums and asset qualifications, trading guidelines, marketing restrictions, and program requirements. In addition, Institutional Class Shares are available through certain eligible intermediaries that meet qualifications established by FDC but have not signed a participation agreement.
Investors (including employee benefit plans) and intermediaries (other than eligible intermediaries) that established Institutional Class accounts prior to June 30, 1995, may continue to purchase Institutional Class shares.
International and Global Value are designed for investors who seek long-term growth of capital from investments around the world. Each fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns.
The funds may be appropriate for investors who want to pursue their investment goals in markets outside the United States. By including international investments in your portfolio you can achieve additional diversification and participate in growth opportunities around the world. The value of each fund's investments will vary from day to day, and generally reflect changes in market conditions, interest rates and other company, political, and economic news. In the short term, stock prices can fluctuate dramatically in response to these factors. The securities of small, less well-known companies may be more volatile than those of larger companies. Bond values fluctuate based on changes in interest rates and the credit quality of the issuer, and may be subject to prepayment risk, which can limit their price appreciation potential in periods of declining interest rates. Over time, however, stocks, although volatile, have shown greater growth potential than other types of securities. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.
Each fund is not in itself a balanced investment plan. You should consider your investment objective and tolerance for risk when making an investment decision. When you sell your fund shares, they may be worth more or less than what you paid for them.
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Class A and Class T shares have a front-end sales charge and pay a distribution fee. Class T shares may be subject to a contingent deferred sales charge (CDSC). Class B shares do not have a front-end sales charge, but do have a CDSC, and pay a distribution fee and a shareholder service fee. Because Institutional Class shares have no sales charge, and do not pay a distribution fee or a shareholder service fee, Institutional Class shares are expected to have a higher total return than Class A, Class T, or Class B shares. You may obtain more information about Class A, Class T, and Class B shares, which are not offered through this prospectus, by calling 1-800-843-3001 or from your investment professional.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell Institutional Class shares of a fund. In addition, you may be charged an annual account maintenance fee if your account balance falls below $2,500. See "Transaction Details," page 17, for an explanation of how and when these charges apply.
Maximum sales charge on purchases and reinvested distributions   None

Maximum deferred sales charge   None

Redemption fee   None

Exchange fee   None

Annual account maintenance fee (for accounts under $2,500)   $12.0
                                                             0

ANNUAL OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to Fidelity Management & Research Company (FMR). Each fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports.
Institutional Class's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses" on page 9).
The following figures are based on estimated expenses of the Institutional Class of each fund and are calculated as a percentage of average net assets of the Institutional Class of each fund. A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, each fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances is used to reduce custodian and transfer agent expenses.
EXPENSE TABLE EXAMPLE: You would pay the following expenses on a $1,000 investment in Institutional Class shares, assuming a 5% annual return and full redemption at the end of each time period:
INTERNATIONAL   Management fee             %[A]     After 1    $
                                                    year

                12b-1 fee (Distribution    None     After 3    $
                fee)                                years

                Other expenses
                                           %[A]

                Total operating expenses   %

GLOBAL VALUE   Management fee             %[A]    After 1    $
                                                  year

               12b-1 fee (Distribution    None    After 3    $
               fee)                               years

               Other expenses
                                          %[A]

               Total operating expenses   %

[A] PROJECTIONS ARE BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.
THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED COSTS OR RETURNS, ALL OF WHICH MAY VARY.
FMR has voluntarily agreed to reimburse the Institutional Class of each fund to the extent that total operating expenses for each of International and Global Value as a percentage of its respective average net assets exceed ___% and ___%, respectively, effective _______, 1997.
If these agreements were not in effect, other expenses and total operating expenses of the Institutional Class of each fund, as a percentage of average net assets, would have been estimated to be the following amounts:
                Other     Total
                Expense   Operatin
                s         g
                          Expense
                          s

International         %         %

Global Value          %         %

Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, and extraordinary expenses.
PERFORMANCE
Mutual fund performance is commonly measured as TOTAL RETURN.
Performance information will be available for the Institutional Class of each fund after the funds have been in operation for six months. EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results. Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year.
The Institutional Class of each fund may quote its adjusted net asset value including all distributions paid. This value may be averaged over specified periods and may be used to calculate a class's moving average.
The funds' recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders.
THE FUNDS IN DETAIL


CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. International and Global Value are diversified funds of Fidelity Advisor Series VIII, an open-end management investment company organized as a Massachusetts business trust on September 22, 1983.
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet throughout the year to oversee the funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds' performance. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. Fidelity will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the dollar value of your investment.
Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The funds employ various Fidelity companies to perform activities required for their operation.
The funds are managed by FMR, which handles each fund's business affairs and, with the assistance of foreign affiliates, chooses each fund's investments.
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England serves as a sub-adviser for each fund.
(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far
East), in Tokyo, Japan serves as a sub-adviser for each fund.
(small solid bullet) Fidelity International Investment Advisors (FIIA), in Pembroke, Bermuda serves as a sub-adviser for each fund.
(small solid bullet) Fidelity International Investment Advisors (U.K.) Limited (FIIAL U.K.), in Pembroke, Bermuda serves as a sub-adviser for each fund.
(small solid bullet) Fidelity Investment Japan Ltd. (FIJ), in Tokyo, Japan serves as a sub-adviser for each fund.
As of April 30, 1997, FMR advised funds having approximately __million shareholder accounts with a total value of more than $___ billion. PORTFOLIO MANAGER INFORMATION FOR THE NEW FUNDS WILL BE FILED BY SUBSEQUENT AMENDMENT AND INSERTED HERE.
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
FDC distributes and markets Fidelity's funds and services. Fidelity Investments Institutional Operations Company, Inc. (FIIOC) performs transfer agent servicing functions for the Institutional Class of each fund.
FMR Corp. is the ultimate parent company of FMR, FMR U.K., and FMR Far East. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
Fidelity International Limited (FIL), is the parent company of FIIA, FIJ, and FIIAL U.K. The Johnson family group also owns, directly or indirectly, more than 25% of the voting common stock of FIL.
A broker-dealer may use a portion of the commissions paid by a fund to reduce custodian or transfer agent fees for that fund. FMR may use its broker-dealer affiliates and other firms that sell fund shares to carry out a fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers. INVESTMENT PRINCIPLES AND RISKS
EACH FUND'S INVESTMENT APPROACH
These funds invest in securities of companies located in both developed and developing markets, different countries, and geographic regions in accordance with their investment strategy described below.
The funds may invest in the securities of any issuer, including companies and other business organizations as well as governments and government agencies. The funds will tend to focus on equity securities, but may also invest in debt securities of any quality. The funds may invest in short-term debt securities and money market instruments for cash management purposes.
The value of each fund's investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate based on changes in interest rates, market conditions, other economic and political news, and on the bonds' quality and maturity.
The funds' focus on international investing involves increased or additional risks from those above. International funds have increased political and economic risks, as well as exposure to currency fluctuations. This is especially true for funds that invest in emerging markets. FMR may use various investment techniques to hedge a portion of the funds' risks, but there is no guarantee that these strategies will work as FMR intends. As a mutual fund, each fund seeks to spread investment risk by diversifying its holdings among many companies and industries. When you sell your shares, they may be worth more or less than what you paid for them.
FMR determines where an issuer or its principal business is located by looking at such factors as its country of organization, the primary trading market for its securities, and the location of its assets, personnel, sales, and earnings.
INTERNATIONAL FUND seeks long-term growth of capital by investing in securities of foreign issuers. FMR normally invests at least 65% of the fund's total assets in these securities.
Although the fund may invest in the United States, the fund currently intends to be as fully invested in non-U.S. issuers as is practicable in light of the fund's cash flow and cash needs.
GLOBAL VALUE FUND seeks long-term growth of capital by investing in securities of foreign and domestic companies that FMR believes are undervalued in the marketplace or that possess valuable assets.
FMR will allocate the fund's assets between domestic and foreign markets based on its perception of where the best value opportunities exist. The fund may invest significantly in the United States.
TEMPORARY DEFENSIVE POLICIES. FMR normally invests each fund's assets according to its investment strategy.
Each fund also reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about each fund's investments are contained in the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its goal. Fund holdings and recent investment strategies are detailed in each fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call your investment professional.
EQUITY SECURITIES may include common stocks, preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.
RESTRICTIONS: With respect to 75% of its total assets, each fund may not purchase more than 10% of the outstanding voting securities of a single issuer. This limitation does not apply to securities of other investment companies.
DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.
Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of credit quality. In general, bond prices rise when interest rates fall, and fall when interest rates rise. Longer-term bonds and zero coupon bonds are generally more sensitive to interest rate changes.
In addition, bond prices are also affected by the credit quality of the issuer. Investment-grade debt securities are medium- and high-quality securities. Some, however, may possess speculative characteristics, and may be more sensitive to economic changes and to changes in the financial condition of issuers.
RESTRICTIONS: Purchase of a debt security is consistent with a fund's debt quality policy if it is rated at or above the stated level by Moody's Investor Service (Moody's) or rated in the equivalent categories by Standard & Poor's (S&P), or is unrated but judged to be of equivalent quality by FMR.
Each fund currently intends to limit its investments in lower than Baa-quality debt securities to 5% of its assets.
OTHER INSTRUMENTS may include securities of closed-end investment companies and real estate-related investments.
EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens, and the potentially less stringent investor protection and disclosure standards of foreign markets. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. All of these factors can make foreign investments, especially those in developing countries, more volatile than U.S. investments.
EXPOSURE TO EMERGING MARKETS. Investing in emerging markets involves risks in addition to those generally associated with foreign investing. The extent of economic development, political stability, and market depth varies widely in comparison to more developed markets. Emerging market economies may be subject to greater social, economic, and political uncertainties or may be based on only a few industries. All of these factors can make emerging market securities more volatile and potentially less liquid than domestic securities.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
FOREIGN REPURCHASE AGREEMENTS may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.
ADJUSTING INVESTMENT EXPOSURE. A fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, and purchasing indexed securities.
FMR can use these practices to adjust the risk and return characteristics of a fund's portfolio of investments. If FMR judges market conditions incorrectly or employs a strategy that does not correlate well with a fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.
DIRECT DEBT. Loans and other direct debt instruments are interests in amounts owed to another party by a company, government, or other borrower. They have additional risks beyond conventional debt securities because they may entail less legal protection for a fund, or there may be a requirement that the fund supply additional cash to a borrower on demand.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTIONS. A fund may not purchase a security if, as a result, more than 15% of its assets would be invested in illiquid securities.
CASH MANAGEMENT. A fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry. Economic, business, or political changes can affect all securities of a similar type.
RESTRICTIONS: With respect to 75% of its total assets, each fund may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. This limitation does not apply to U.S. Government securities or to securities of other investment companies.
A fund may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities. BORROWING. Each fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
RESTRICTIONS: Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets. LENDING. Lending securities to broker-dealers and institutions, including Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. This practice could result in a loss or a delay in recovering a fund's securities. A fund may also lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of a fund's total assets.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval. INTERNATIONAL FUND seeks long-term growth of capital.
GLOBAL VALUE FUND seeks long-term growth of capital.
With respect to 75% of its total assets, each fund may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer and may not purchase more than 10% of the outstanding voting securities of a single issuer. This limitation does not apply to U.S. Government securities or to securities of other investment companies. Each fund may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities. Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
Loans, in the aggregate, may not exceed 331/3% of each fund's total assets. BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of each class's assets are reflected in that class's share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to affiliates who provide assistance with these services. Each fund also pays OTHER EXPENSES, which are explained at right.
FMR may, from time to time, agree to reimburse a fund for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease a fund's expenses and boost its performance.
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, and multiplying the result by each fund's average net assets.
The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52% and it drops as total assets under management increase.
The individual fund fee rates for International and Global Value are __% and __%, respectively.
The following table states the estimated management fee rate for each fund:
                            Individual   Total
                Group Fee   Fund         Managem
                Rate        Fee Rate     ent
                                         Fee

International    %[A]        %            %[A]

Global Value     %[A]        %            %[A]

[A] ESTIMATED
FMR HAS SUB-ADVISORY AGREEMENTS with four affiliates: FMR U.K., FMR Far East, FIJ and FIIA. FIIA in turn has a sub-advisory agreement with FIIAL U.K. These sub-advisers are compensated for providing FMR with investment research and advice on issuers based outside the United States. FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of the costs of providing these services. FMR pays FIJ and FIIA a fee equal to 30% of its management fee rate associated with investments for which the sub-adviser provided investment advice.
The sub-advisers may also provide investment management services. In return, FMR pays FMR U.K., FMR Far East, FIJ, and FIIA a fee equal to 50% of its management fee rate with respect to a fund's investments that the sub-adviser manages on a discretionary basis. FIIA pays FIIAL U.K. a fee equal to 110% of the cost of providing these services.
OTHER EXPENSES
While the management fee is a significant component of each fund's annual operating costs, the funds have other expenses as well.
FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for the Institutional Class shares of the funds. Fidelity Service Company, Inc. (FSC) calculates the NAV and dividends for the Institutional Class shares of the funds, and maintains the general accounting records and administers the securities lending program for each fund.
The Institutional Class of each fund has adopted a DISTRIBUTION AND SERVICE PLAN. Each plan recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with the distribution of Institutional Class shares. FMR directly, or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of, or provide shareholder support services for, Institutional Class shares. The Board of Trustees of each fund has authorized such payments.
Each fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity. A broker-dealer may use a portion of the commissions paid by a fund to reduce that fund's custodian or transfer agent fees.
The portfolio turnover rates for International and Global Value are not expected to exceed __% and __%, respectively, in the first fiscal period ending October 31, 1997. These rates vary from year to year. High turnover rates increase transaction costs and may increase taxable capital gains. FMR considers these effects when evaluating the anticipated benefits of short-term investing.
YOUR ACCOUNT


TYPES OF ACCOUNTS
When you invest through an investment professional, your investment professional, including a broker-dealer or financial institution, may charge you a transaction fee with respect to the purchase and sale of fund shares. Read your investment professional's program materials in conjunction with this prospectus for additional service features or fees that may apply. Certain features of the funds, such as minimum initial or subsequent investment amounts, may be modified.
The different ways to set up (register) your account with Fidelity are listed at the right.
The account guidelines that follow may not apply to certain retirement accounts. If you are investing through a retirement account or if your employer offers a fund through a retirement program, you may be subject to additional fees. For more information, please refer to your program materials, contact your employer, or call your retirement benefits number or your investment professional directly, as appropriate.
WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
RETIREMENT
TO SHELTER YOUR RETIREMENT SAVINGS FROM TAXES
 Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.
(solid bullet) INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) allow anyone of legal age under 701/2 with earned income to invest up to $2,000 per tax year. Individuals can also invest in a spouse's IRA if the spouse has earned income of less than $250.
(solid bullet) ROLLOVER IRAS retain special tax advantages for certain distributions from employer-sponsored retirement plans.
(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.
(solid bullet) 401(K) PLANS allow employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.
(solid bullet) MONEY PURCHASE/PROFIT SHARING PLANS (KEOGH PLANS) are tax-deferred pension accounts designated for employees of unincorporated businesses or for persons who are self-employed.
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA). Contact your investment professional.
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened.
BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR OTHER
GROUPS
Contact your investment professional.
HOW TO BUY SHARES
INSTITUTIONAL CLASS'S SHARE PRICE, called NAV, is calculated every business day. Institutional Class shares are sold without a sales charge.
Shares are purchased at the next NAV calculated after your order is received and accepted. NAV is normally calculated at 4:00 p.m. Eastern time.
It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.
Fidelity must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be held liable for resulting fees and/or losses.
Share certificates are not available for Institutional Class shares.
IF YOU ARE NEW TO THE FIDELITY ADVISOR FUNDS, complete and sign an account application and mail it along with your check. You may also open your account by wire as described on page . If there is no account application accompanying this prospectus, call your investment professional or 1-800-843-3001.
If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Contact your investment professional for more information and a retirement account application.
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY ADVISOR FUND, you can:
(small solid bullet) Mail an account application with a check,
(small solid bullet) Place an order and wire money into your account, (small solid bullet) Open your account by exchanging from the same class of another Fidelity Advisor fund or from another Fidelity fund, or
(small solid bullet) Contact your investment professional.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $2,500*
For Fidelity Advisor IRA, Rollover IRA, SEP-IRA and Keogh accounts $500 Through regular investment plans** $1,000*
TO ADD TO AN ACCOUNT $250*
For Fidelity Advisor IRA, Rollover IRA, SEP-IRA and Keogh accounts $100 Through regular investment plans $100 *
MINIMUM BALANCE $1,000**
For Fidelity Advisor IRA, Rollover IRA, SEP-IRA and Keogh accounts NONE
* INVESTMENT MINIMUMS AND MINIMUM ACCOUNT BALANCES ARE ALSO WAIVED FOR INVESTMENTS IN CERTAIN RETIREMENT ACCOUNTS FUNDED THROUGH SALARY REDUCTION, OR ACCOUNTS FUNDED WITH THE PROCEEDS OF DISTRIBUTIONS FROM SUCH FIDELITY RETIREMENT ACCOUNTS.
**AN ACCOUNT MAY BE OPENED WITH A MINIMUM OF $1,000, PROVIDED THAT A REGULAR INVESTMENT PLAN IS ESTABLISHED AT THE TIME THE ACCOUNT IS OPENED. FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO "INVESTOR SERVICES," PAGE 14.
For further information on opening an account, please consult your investment professional or refer to the account application.

    TO OPEN AN ACCOUNT   TO ADD TO AN ACCOUNT




PHONE                     (small solid bullet) Exchange from the same class of    (small solid bullet) Exchange from the same class
                                                                                  of another Fidelity
1-800-843-3001 OR YOUR    another Fidelity Advisor fund or from                   Advisor fund or from another Fidelity fund
INVESTMENT PROFESSIONAL   another Fidelity fund account with                      account with the same registration, including
                          the same registration, including                        name, address, and taxpayer ID number.
                          name, address, and taxpayer ID
                          number.






Mail (mail_graphic)   (small solid bullet) Complete and sign the account    (small solid bullet) Make your check payable to the
                                                                             complete name
                      application. Make your check                          of the fund of your choice and note the applicable
                      payable to the complete name of the                   class. Indicate your fund account number on your
                      fund of your choice and note the                      check and mail to the address printed on your
                      applicable class. Mail to the address                 account statement.
                      indicated on the application.                         (small solid bullet) Exchange by mail: call
                                                                            1-800-843-3001 or your
                                                                            investment professional for instructions.





In Person (hand_graphic)   (small solid bullet) Bring your account application and    (small solid bullet) Bring your check to your
                                                                                      investment professional.
                           check to your investment
                           professional.





Wire (wire_graphic)   (small solid bullet) Call 1-800-843-3001 to set up your    (small solid bullet) Not available for retirement
                                                                                 accounts.
                      account and to arrange a wire                              (small solid bullet) Wire to:
                      transaction. Not available for                              Banker's Trust Co.
                      retirement accounts.                                        Routing # 021001033
                      (small solid bullet) Wire to:                               Fidelity DART Depository
                       Banker's Trust Co.                                         Account # 00159759
                       Routing # 021001033                                        FBO: (account name)
                       Fidelity DART Depository                                   (account number)
                       Account #00159759
                       FBO: (account name)                                       Specify the complete name of the fund of your
                       (account number)                                          choice, note the applicable class and include your
                                                                                 account number and your name.
                      Specify the complete name of the
                      fund of your choice, note the
                      applicable class and include your
                      new account number and your name.





Automatically
(automatic_graphic)      (small solid bullet) Not available.   (small solid bullet) Use Fidelity Advisor Systematic Investment
                                                                Program. Sign up for this service when opening
                                                                 your account, or call your investment professional
                                                                 to begin the program.



HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next NAV calculated after your order is received and accepted. NAV is normally calculated at 4:00 p.m. Eastern time.
It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.
TO SELL SHARES IN A NON-RETIREMENT ACCOUNT, you may use any of the methods described on these two pages.
TO SELL SHARES IN A FIDELITY ADVISOR RETIREMENT ACCOUNT, your request must be made in writing, except for exchanges to shares of the same class of another Fidelity Advisor fund or shares of other Fidelity funds, which can be requested by phone or in writing.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR ACCOUNT SHARES, please leave at least $1,000 worth of shares in the account to keep it open (account minimum balances do not apply to retirement accounts).
TO SELL SHARES BY BANK WIRE, you will need to sign up for this service in advance.
CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to redeem more than $100,000 worth of shares, (small solid bullet) Your account registration has changed within the last 30 days,
(small solid bullet) The check is being mailed to a different address than the one on your account (record address),
(small solid bullet) The check is being made payable to someone other than the account owner,
(small solid bullet) The redemption proceeds are being transferred to a Fidelity Advisor account with a different registration,
(small solid bullet) You wish to set up the bank wire feature , or
(small solid bullet) You wish to have redemption proceeds wired to a non-predesignated bank account.
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
SELLING SHARES IN WRITING
Write a "letter of instruction" with:
(small solid bullet) Your name,
(small solid bullet) The fund's name,
(small solid bullet) The applicable class name,
(small solid bullet) Your fund account number,
(small solid bullet) The dollar amount or number of shares to be redeemed,
and
(small solid bullet) Any other applicable requirements listed in the table on page 14.
Deliver your letter to your investment professional, or mail it to the following address:
Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081
Unless otherwise instructed, Fidelity will send a check to the record address.
      ACCOUNT TYPE   SPECIAL REQUIREMENTS


PHONE                     All account types except retirement   (small solid bullet) Maximum check request: $100,000.
1-800-843-3001 OR YOUR
INVESTMENT PROFESSIONAL





(phone_graphic)  All account types                     (small solid bullet) You may exchange to the same class of other
                                                       Fidelity Advisor funds or to other Fidelity funds if
                                                       both accounts are registered with the same
                                                       name(s), address, and taxpayer ID number.

Mail or in
Person (mail_
graphic)
(hand_graphic)  Individual, Joint Tenant,             (small solid bullet) The letter of instruction (with signature
                Sole Proprietorship, UGMA, UTMA       guaranteed) must be signed by all persons
                                                      required to sign for transactions, exactly as their
                                                      names appear on the account.
                Retirement account                    (small solid bullet) The account owner should complete a retirement distribution form. Call 1-800-843-3001 or your
                                                     investment professional to request one.

                Trust                                 (small solid bullet) The trustee must sign the letter indicating capacity as trustee. If the trustee's name is not in the
                                                      account registration, provide a copy of the trust
                                                       document certified within the last 60 days.

                 Business or Organization              (small solid bullet) At least one person authorized by corporate resolution to act on the account must sign the
                                                     letter (with signature guaranteed).

                 Executor, Administrator,              (small solid bullet) Call 1-800-843-3001 or your investment
                Conservator/Guardian                  professional for instructions.

Wire
(wire_graphic)  All account types except retirement   (small solid bullet) You must sign up for the wire feature before using
                                                       it. To verify that it is in place, call 1-800-843-3001.
                                                       Minimum wire: $1,000.
                                                      (small solid bullet) Your wire redemption request must be received and accepted by Fidelity before 4:00 p.m. Eastern
                                                       time for money to be wired on the next business
                                                       day.


INVESTOR SERVICES
Fidelity Advisor funds provide a variety of services to help you manage your account.
INFORMATION SERVICES
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction that affects your account balance or your account registration)
(small solid bullet) Account statements (quarterly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a fund. Call your investment professional if you need additional copies of financial reports and prospectuses.
TRANSACTION SERVICES
EXCHANGE PRIVILEGE. You may sell your Institutional Class shares and buy Institutional Class shares of other Fidelity Advisor funds or shares of other Fidelity funds by telephone or in writing.
Note that exchanges out of a fund are limited to four per calendar year, and that they may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see "Exchange Restrictions," page 18.
FIDELITY ADVISOR SYSTEMATIC WITHDRAWAL PROGRAM lets you set up periodic redemptions from your account. Accounts with a value of $10,000 or more in Institutional Class shares are eligible for this program.
One easy way to pursue your financial goals is to invest money regularly. Fidelity Advisor funds offer convenient services that let you transfer money into your fund account, or between fund accounts, automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call your investment professional for more information.
REGULAR INVESTMENT PLANS
FIDELITY ADVISOR SYSTEMATIC INVESTMENT PROGRAM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY ADVISOR FUND


MINIMUM  MINIMUM

INITIAL  ADDITIONAL   FREQUENCY              SETTING UP OR CHANGING

$1,000  $100          Monthly, bimonthly,    (small solid bullet) For a new account, complete the appropriate section on the

                      quarterly,             application.

                      or semi-annually       (small solid bullet) For existing accounts, call your investment professional for an application.

                                             (small solid bullet) To change the amount or frequency of your investment, contact your investment professional directly, or call 1-800-843-3001. Call at least 10 business days prior to your next scheduled investment date.



SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
Each fund distributes substantially all of its net income and capital gains to shareholders each year. Each fund pays capital gains, if any, in December and may pay additional capital gains after the close of its fiscal year. Normally, dividends for each fund are distributed in December. DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive your distributions. The funds offer four options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund, but you will be sent a check for each dividend distribution.
3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions.
4. DIRECTED DIVIDENDS(registered trademark) PROGRAM. Your dividend distributions will be automatically invested in the same class of shares of another identically registered Fidelity Advisor fund. You will be sent a check for your capital gain distributions or your capital gain distributions will automatically be reinvested in additional shares of the same class of the fund.
If you select distribution option 2, 3, or 4 and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, those checks will be reinvested in your account at the current NAV and your election may be converted to the Reinvestment Option. To change your distribution option, call your investment professional directly or call 1-800-843-3001.
For retirement accounts, all distributions are automatically reinvested. When you are over 59 years old, you can receive distributions in cash.
When a class deducts a distribution from its NAV, the reinvestment price is the applicable class's NAV at the close of business that day. Distribution checks will be mailed within seven days.
TAXES
As with any investment, you should consider how your investment in a fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.
TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in which you reside.
For federal tax purposes, each fund's income and short-term capital gain distributions are taxed as dividends; long-term capital gain distributions are taxed as long-term capital gains.
Distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
Every January, Fidelity will send you and the IRS a statement showing the taxable distributions paid to you in the previous year.
TAXES ON TRANSACTIONS. Your redemptions - including exchanges - are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.
Whenever you sell shares of a fund, Fidelity will send you a confirmation statement showing how many shares you sold and at what price.
You will also receive a consolidated transaction statement at least quarterly. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. BE SURE TO KEEP YOUR REGULAR ACCOUNT STATEMENTS; the information they contain will be essential in calculating the amount of your capital gains.
"BUYING A DIVIDEND." If you buy shares when a class has realized but not yet distributed income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution.
CURRENCY CONSIDERATIONS. If a fund's dividends exceed its taxable income in any year, which is sometimes the result of currency-related losses, all or a portion of the fund's dividends may be treated as a return of capital to shareholders for tax purposes. To minimize the risk of a return of capital, each fund may adjust its dividends to take currency fluctuations into account, which may cause the dividends to vary. Any return of capital will reduce the cost basis of your shares, which will result in a higher reported capital gain or a lower reported capital loss when you sell your shares. The statement you receive in January will specify if any distributions included a return of capital.
Undistributed net gains from currency transactions, if any, will generally be distributed as a separate dividend in December.
EFFECT OF FOREIGN TAXES. Foreign governments may impose taxes on each fund and its investments and these taxes generally will reduce the fund's distributions. However, an offsetting tax credit or deduction may be available to you. If so, your tax statement will show more taxable income or capital gains than were actually distributed by the fund, but will also show the amount of the available offsetting credit or deduction.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments. TRANSACTION DETAILS
THE FUNDS ARE OPEN FOR BUSINESS each day the New York Stock Exchange (NYSE) is open. Each class's NAV is normally calculated as of the close of business of the NYSE, normally 4:00 p.m. Eastern time.
A CLASS'S NAV is the value of a single share. The NAV of each class is computed by adding that class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting that class's pro rata share of the value of the applicable fund's liabilities, subtracting the liabilities allocated to that class, and dividing the result by the number of shares of that class that are outstanding.
Each fund's assets are valued primarily on the basis of market quotations. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. This method minimizes the effect of changes in a security's market value. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued on the basis of information furnished by a pricing service or by another method that the Board of Trustees believes accurately reflects fair value.
THE OFFERING PRICE (price to buy one share) of Institutional Class shares is its NAV. The REDEMPTION PRICE (price to sell one share) of Institutional Class shares is its NAV.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. Fidelity will request personalized security codes or other information, and may also record calls. You should verify the accuracy of the confirmation statements immediately after receipt. If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.
IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail.
EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. Each fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page 19. Purchase orders may be refused if, in FMR's opinion, they would disrupt management of a fund.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased at the next NAV calculated after your order is received and accepted. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Each fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.
AUTOMATED PURCHASE ORDERS. Institutional Class shares can be purchased or sold through investment professionals utilizing an automated order placement and settlement system that guarantees payment for orders on a specified date.
TO AVOID THE COLLECTION PERIOD associated with check purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or automatic investment plans.
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your order is received and accepted. Note the following:
(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect a fund, it may take up to seven days to pay you.
(small solid bullet) Each fund may hold payment on redemptions until it is reasonably satisfied that investments made by check have been collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $60.00 per shareholder. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-prototype retirement accounts), accounts using a systematic investment program, certain (Network Level I and III) accounts which are maintained through National Securities Clearing Corporation (NSCC), or if total assets in Fidelity mutual funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity mutual fund accounts (excluding contractual plans) maintained (i) by FIIOC and (ii) through NSCC; provided those accounts are registered under the same primary social security number.
IF YOUR NON-RETIREMENT ACCOUNT BALANCE FALLS BELOW $1,000, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC will, at its expense, provide promotional incentives such as sales contests and luxury trips to investment professionals who support the sale of shares of the funds. In some instances, these incentives will be offered only to certain types of investment professionals, such as bank-affiliated or non-bank affiliated broker-dealers, or to investment professionals whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder, you have the privilege of exchanging your Institutional Class shares for Institutional Class shares of other Fidelity Advisor funds or for shares of other Fidelity funds. However, you should note the following:
(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number. (small solid bullet) Before exchanging into a fund or class, read its prospectus.
(small solid bullet) If you exchange into a fund with a sales charge, you pay the percentage point difference between that fund's sales charge and any sales charge you may have previously paid in connection with the shares you are exchanging. For example, if you had already paid a sales charge of 2% on your shares and you exchange them into a fund with a 3% sales charge, you would pay an additional 1% sales charge.
(small solid bullet) Exchanges may have tax consequences for you.
(small solid bullet) Because excessive trading can hurt fund performance and shareholders, each fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify the exchange privilege in the future.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.
 FIDELITY ADVISOR INTERNATIONAL FUND AND
FIDELITY ADVISOR GLOBAL VALUE FUND:
 CLASS A, CLASS T, CLASS B, AND INSTITUTIONAL CLASS
CROSS REFERENCE SHEET

FORM N-1A
ITEM NUMBER  STATEMENT OF ADDITIONAL INFORMATION SECTION

10..................................   Cover Page
 ..

11..................................   Cover Page
 ..

12..................................   Description of the Trust
 ..

13                                     Investment Policies and Limitations
a-c..............................

                                       Portfolio Transactions
d.................................

14                                     Trustees and Officers
a-c..............................

15 a,                                  *
b.............................

                                       Trustees and Officers
c.................................

16 a                                   FMR, Portfolio Transactions
i..............................

                                       Trustees and Officers
ii............................

                                       Management Contracts
iii...........................

                                       Management Contracts
b.................................

   c, d.............................   Contracts with FMR Affiliates

                                       *
e.................................

                                       Distribution and Service Plans
f.................................

                                       *
g.................................

                                       Description of the Trust
h.................................

                                       Contracts with FMR Affiliates
i.................................

17                                     Portfolio Transactions
a................................

                                       *
b................................

                                       Portfolio Transactions
c................................

     d,                                *
e.............................

18                                     Description of the Trust
a.................................

                                       *
b.................................

19                                     Additional Purchase, Exchange and Redemption
a.................................     Information

                                       Valuation; Additional Purchase, Exchange and
b.................................     Redemption Information

                                       *
c.................................

20..................................   Distributions and Taxes
 ..

21 a,                                  Contracts with FMR Affiliates; Distribution and
b.............................         Service Plans

                                       *
c.................................

22 a,                                  *
b.............................

23..................................   *
 ..


* Not Applicable


FIDELITY ADVISOR INTERNATIONAL FUND AND
FIDELITY ADVISOR GLOBAL VALUE FUND
FUNDS OF FIDELITY ADVISOR SERIES VIII
CLASS A, CLASS T, CLASS B, AND INSTITUTIONAL CLASS
STATEMENT OF ADDITIONAL INFORMATION
JUNE 10, 1997
This Statement of Additional Information (SAI) is not a prospectus but should be read in conjunction with the funds' current Prospectuses (dated June 10, 1997) for Class A, Class T, and Class B shares, and (dated June 10, 1997) for Institutional Class shares. To obtain a free additional copy of a Prospectus please call Fidelity Distributors Corporation (FDC) at 1-800-544-8888 or your investment professional.

TABLE OF CONTENTS                                                               PAGE

Investment Policies and Limitations

Special Considerations Affecting Canada

Special Considerations Affecting Latin America

Special Considerations Affecting Japan, the Pacific Basin, and Southeast Asia

Special Considerations Affecting Europe

Special Considerations Affecting Africa

Portfolio Transactions

Valuation

Performance

Additional Purchase, Exchange, and Redemption Information

Distributions and Taxes

FMR

Trustees and Officers

Management Contracts

Contracts with FMR Affiliates

Distribution and Service Plans

Description of the Trust

Appendix


INVESTMENT ADVISER
Fidelity Management & Research Company (FMR)
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc. (FMR U.K.)
Fidelity Management & Research (Far East) Inc. (FMR Far East)
Fidelity International Investment Advisors (FIIA)
Fidelity International Investment Advisors (U.K.) Limited (FIIAL U.K.) Fidelity Investments Japan Ltd. (FIJ)
DISTRIBUTOR
Fidelity Distributors Corporation (FDC)
TRANSFER AGENT
Fidelity Investments Institutional Operations Company, Inc. (FIIOC) AIGV/AIGVI-0697
For more complete information on any Fidelity mutual fund, including charges and expenses, call or write for a free prospectus. Read it carefully before you invest or send money.
INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in a Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a fund's investment policies and limitations.
A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of a fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.
FIDELITY ADVISOR INTERNATIONAL FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page
 .
FIDELITY ADVISOR GLOBAL VALUE FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page
 .
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal. AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may include repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission
(SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
CLOSED-END INVESTMENT COMPANIES. Each fund may purchase the shares of closed-end investment companies to facilitate investment in certain countries. Shares of closed-end investment companies may trade at a premium or a discount to their net asset value.
EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.
Foreign investments involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There is no assurance that FMR will be able to anticipate these potential events or counter their effects. These risks are magnified for investments in developing countries, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.
Economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign markets may offer less protection to investors than U.S. markets. It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading practices, including those involving securities settlement where fund assets may be released prior to receipt of payment, may result in increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer, and may involve substantial delays. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investors. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. It may also be difficult to enforce legal rights in foreign countries. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers.
Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.
FOREIGN CURRENCY TRANSACTIONS. A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange. A fund may use currency forward contracts for any purpose consistent with its investment objective.
The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.
A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.
A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.
A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.
Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, a fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. A fund will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.
Successful use of currency management strategies will depend on FMR's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.
FOREIGN REPURCHASE AGREEMENTS. Foreign repurchase agreements may include agreements to purchase and sell foreign securities in exchange for fixed U.S. dollar amounts, or in exchange for specified amounts of foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, the fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging markets may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.
FUNDS' RIGHTS AS A SHAREHOLDER. The funds do not intend to direct or administer the day-to-day operations of any company. Each fund, however, may exercise its rights as a shareholder and may communicate its views on important matters of policy to management, the Board of Directors, and shareholders of a company when FMR determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities that each fund may engage in, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; or supporting or opposing third party takeover efforts. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred.
FUTURES AND OPTIONS. The following sections pertain to futures and options:
Asset Coverage for Futures and Options Positions, Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options. ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. The funds will comply with guidelines established by the Securities and Exchange Commission with respect to coverage of options and futures strategies by mutual funds, and, if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a fund's assets could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.
COMBINED POSITIONS. A fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. The funds may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which they typically invest, which involves a risk that the options or futures position will not track the performance of a fund's other investments.
Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments. FUTURES CONTRACTS. When a fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the fund enters into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.
The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.
FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.
LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. Each fund intends to file a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission
(CFTC) and the National Futures Association, which regulate trading in the futures markets, before engaging in any purchases or sales of futures contracts or options on futures contracts. The funds intend to comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the funds can commit assets to initial margin deposits and option premiums. In addition, each fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.
The above limitations on the funds' investments in futures contracts and options, and the funds' policies regarding futures contracts and options discussed elsewhere in this SAI, may be changed as regulatory agencies permit.
LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the fund's access to other assets held to cover its options or futures positions could also be impaired.
OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.
The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. The funds may purchase and sell currency futures and may purchase and write currency options to increase or decrease their exposure to different foreign currencies. A fund may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.
OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.
PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, a fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. A fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium it paid. If the fund exercises the option, it completes the sale of the underlying instrument at the strike price. A fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.
The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
WRITING PUT AND CALL OPTIONS. When a fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract, the fund will be required to make margin payments to an FCM as described above for futures contracts. A fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the fund has written, however, the fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.
If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline. Writing a call option obligates a fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.
ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid instruments. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).
Investments currently considered by the funds to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and non-government stripped fixed-rate mortgage-backed securities. Also, FMR may determine some restricted securities, government-stripped fixed-rate mortgage-backed securities, loans and other direct debt instruments, emerging market securities, and swap agreements to be illiquid. However, with respect to over-the-counter options a fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the fund may have to close out the option before expiration.
In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Trustees. If through a change in values, net assets, or other circumstances, a fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.
INDEXED SECURITIES. Each fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.
The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. Indexed securities may be more volatile than the underlying instruments.
INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive order issued by the SEC, each fund has received permission to lend money to, and borrow money from, other funds advised by FMR or its affiliates. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements, and will borrow through the program only when the costs are equal to or lower than the cost of bank loans. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
ISSUER LOCATION. FMR determines where an issuer is located by looking at such factors as its country of organization, the primary trading market for its securities, and the location of its assets, personnel, sales, and earnings. The issuer of a security is considered to be located in a particular country if: (1) the security is issued or guaranteed by the government of the country or any of its agencies, political subdivisions, or instrumentalities; (2) the security has its primary trading market in that country; or (3) the issuer is organized under the laws of that country, derives at least 50% of its revenues or profits from goods sold, investments made, or services performed in the country, or has at least 50% of its assets located in the country.
LOANS AND OTHER DIRECT DEBT INSTRUMENTS. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to each fund's policies regarding the quality of debt securities.
Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating service. If a fund does not receive scheduled interest or principal payments on such indebtedness, the fund's share price and yield could be adversely affected. Loans that are fully secured offer a fund more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.
Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to a fund. For example, if a loan is foreclosed, the fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the fund could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to a fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, each fund relies on FMR's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the fund.
A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, each fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a fund were determined to be subject to the claims of the agent's general creditors, the fund might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.
Direct indebtedness purchased by each fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the fund to pay additional cash on demand. These commitments may have the effect of requiring the fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid. Each fund will set aside appropriate liquid assets in a segregated custodial account to cover its potential obligations under standby financing commitments.
Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see limitations (1) and (5) for each fund). For purposes of these limitations, each fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between each fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require the fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.
LOWER-QUALITY DEBT SECURITIES. While the market for high-yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of the future performance of the high-yield bond market, especially during periods of economic recession.
The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-quality debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high-yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-quality debt securities and a fund's ability to dispose of these securities.
Since the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type held by a fund. In considering investments for a fund, FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.
Each fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.
REAL ESTATE-RELATED INSTRUMENTS include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. To protect the fund from the risk that the original seller will not fulfill its obligation, the securities are held in an account of the fund at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to a fund in connection with bankruptcy proceedings), it is each fund's current policy to engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.
RESTRICTED SECURITIES generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by FMR. Such transactions may increase fluctuations in the market value of the fund's assets and may be viewed as a form of leverage.
SECURITIES LENDING. A fund may lend securities to parties such as broker-dealers or institutional investors, including Fidelity Brokerage Services, Inc. (FBSI). FBSI is a member of the New York Stock Exchange
(NYSE) and a subsidiary of FMR Corp.
Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by FMR to be of good standing. Furthermore, they will only be made if, in FMR's judgment, the consideration to be earned from such loans would justify the risk.
FMR understands that it is the current view of the SEC Staff that a fund may engage in loan transactions only under the following conditions: (1) the fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.
Cash received through loan transactions may be invested in any security in which a fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).
SHORT SALES "AGAINST THE BOX." If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.
SOVEREIGN DEBT OBLIGATIONS. Each fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiating or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.
SWAP AGREEMENTS. Swap agreements can be individually negotiated and structured to include exposure to a variety of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names. A fund is not limited to any particular form of swap agreement if FMR determines it is consistent with the fund's investment objective and policies.
In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.
Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price.
The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. Each fund expects to be able to eliminate its exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.
Each fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the fund's accrued obligations under the swap agreement over the accrued amount the fund is entitled to receive under the agreement. If a fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the fund's accrued obligations under the agreement.
WARRANTS. Warrants are securities that give a fund the right to purchase equity securities from the issuer at a specific price (the strike price) for a limited period of time. The strike price of warrants typically is much lower than the current market price of the underlying securities, yet they are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets if the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to expiration date. These factors can make warrants more speculative than other types of investments.
SPECIAL CONSIDERATIONS AFFECTING CANADA
Canada occupies the northern part of North America and is the second largest country in the world (3.97 million square miles in area) extending from the Atlantic Ocean to the Pacific Ocean. The companies in which a fund may invest may include those involved in the energy industry, industrial materials (chemicals, base metals, timber, and paper), and agricultural materials (grain cereals). The securities of companies in the energy industry are subject to changes in value and dividend yield which depend, to a large extent, on the price and supply of energy fuels. Rapid price and supply fluctuations may be caused by events relating to international politics, energy conservation, and the success of exploration projects. Canada is one of the world's leading industrial countries, as well as a major exporter of agricultural products. Canada is rich in natural resources such as zinc, uranium, nickel, gold, silver, aluminum, iron, and copper. Forest covers over 44% of its land area, making Canada a leading world producer of newsprint. The economy of Canada is strongly influenced by the activities of companies and industries involved in the production and processing of natural resources. Canada is a major producer of hydroelectricity, oil, and gas. The business activities of companies in the energy field may include the production, generation, transmission, marketing, control, or measurement of energy or energy fuels. Economic prospects are changing due to recent government attempts to reduce restrictions against foreign investment.
Canadian securities are not considered by FMR to have the same level of risk as other nations' securities. Canadian and U.S. companies are generally subject to similar auditing and accounting procedures, and similar government supervision and regulation. Canadian markets are more liquid than many other foreign markets and share similar characteristics with U.S. markets. The political system is more stable than in some other foreign countries, and the Canadian dollar is generally less volatile relative to the U.S. dollar.
Many factors affect and could have an adverse impact on the financial condition of Canada, including social, environmental, and economic conditions; factors which are not within the control of Canada. In Canada, the pace of economic recovery slowed markedly in 1995 owing to the tightening of monetary conditions early in the year and the risk premiums in interest rates that resulted from political and economic uncertainties, as well as the economic slowdown in the United States. Following the referendum on Quebec sovereignty in October 1995, confidence improved and interest rates fell significantly, which should permit the pace of economic activity to pick up during 1996. Fiscal imbalances have diminished considerably in recent years but the federal and provincial governments will need to ensure that further consolidation is achieved in 1996 and over the medium term. Inflation has remained low, which provides some flexibility for further easing of monetary policy if warranted by cyclical considerations and by further progress on the fiscal front. Overall, conditions are good for Canada's expansion to proceed at a healthy rate. The U.S. - Canada Free Trade Agreement which became effective in January 1989, will be phased in over a period of 10 years. This agreement will remove tariffs on U.S. technology and Canadian agricultural products in addition to removing trade barriers affecting other important sectors of each country's economy. Relations with the U.S. are likely to be further strengthened by the implementation of the North American Free Trade Agreement, which came into effect in January 1994.
The majority of new equity issues or initial public offerings in Canada are through underwritten offerings. The funds may elect to participate in these issues.
SPECIAL CONSIDERATIONS AFFECTING LATIN AMERICA
Latin America is a region rich in natural resources such as oil, copper, tin, silver, iron ore, forestry, fishing, livestock, and agriculture. The region has a large population (over 350 million) representing a large domestic market. The region has been transitional over the last five years from the stagnant 1980s, which were characterized by poor economic policies, higher international interest rates, and limited access to new foreign capital.
High inflation and low economic growth have given way to stable, manageable inflation rates and higher economic growth. Changes in political leadership, the implementation of market-oriented economic policies, such as privatization, trade reform and monetary reform have been among the recent steps taken to modernize the Latin American economies and to regenerate growth in the region. Various trade agreements have also been formed within the region such as the Andean Pact, Mercosur and the North America Free Trade Agreement (NAFTA). The largest of these is NAFTA, which was implemented on January 1, 1994.
Latin American equity markets can be extremely volatile and in the past have shown little correlation with the U.S. market. Currencies are typically weak, but most are now relatively free floating, and it is not unusual for the currencies to undergo wide fluctuations in value over short periods of time due to changes in the market.
Mexico's economy has been transformed significantly over the last 6-7 years. In the past few years the government has sold the telephone company, the major steel companies, the banks and many other state-owned enterprises. The major state ownership remaining is in the oil sector and the electricity sector. The United States is Mexico's major trading partner, accounting for two-thirds of its exports and imports. The government, in consultation with international economic agencies, is implementing programs to stabilize the economy and foster growth.
In the early 1980s Mexico experienced a foreign debt crisis. By 1987, foreign debt had reached prohibitive levels, accounting for 90 to 95 percent of GDP, thus draining Mexico of all its resources. By the end of 1994, a large current account deficit, fueled in part by expansionary policy, and the burden of its large national debt forced the Mexican government to devalue the peso, triggering a severe crisis of confidence. Both the crisis and the measures taken to stabilize the economy since, have led to severely reduced domestic demand, which has been only partially offset by positive trade-related activity. Following a difficult year that saw real output contract by almost 7 percent, the recovery that had begun gathered strength by late 1996. There are still risks arising from fragility in the banking sector, and continuing fiscal discipline will be needed to maintain market confidence.
Brazil entered the 1990s with declining real growth, runaway inflation, an unserviceable foreign debt of $122 billion, and a lack of policy direction. Over the past few years, Brazil has been able to stabilize its domestic economy through a relentless process of balancing the government budget, the privatization of state enterprises, deregulation and reduction of red tape and introducing greater competition into the domestic business environment. Monthly inflation was brought down from 43 percent in the first half of 1994 to 1.5 percent in 1995. This reduction reflects the success of the Real Plan, which included the elimination of most forms of backward-looking indexation, the introduction of a new currency, and tight credit policy, which subsequently led to a nominal appreciation of the exchange rate. A major long-run strength is Brazil's natural resources. Iron ore, bauxite, tin, gold, and forestry products make up some of Brazil's basic natural resource base, which includes some of the largest mineral reserves in the world. In terms of population, Brazil is the fifth-largest in the world with about 154+ million people and represents a huge domestic market.
Chile, like Brazil, is endowed with considerable mineral resources, in particular copper. Economic reform has been ongoing in Chile for at least 15 years, but political democracy has only recently returned to Chile. Privatization of the public sector beginning in the early 1980s has bolstered the equity market and given Chile the most competitive and successful economy in Latin America. A well organized pension system has created a long-term domestic investor base. Chile tightened its monetary policy late in 1995 amid signs of overheating and 1996 GDP growth slowed while inflation moderated.
Argentina is strong in wheat production and other foodstuffs and livestock ranching. A well-educated and skilled population boasts one of the highest literacy rates in the region. The country has been ravaged by decades of extremely high inflation and political instability. Privatization is ongoing and should reduce the amount of external debt outstanding. The markets for labor, capital and goods and services have been deregulated. Nearly all non-tariff barriers and export taxes have been eliminated, the tariff structure simplified and tariffs sharply reduced. In the first months of 1995 the government had to struggle to prevent a Mexican-style collapse of the economy. A significant adjustment of the fiscal stance, together with a restructuring of the banking system, particularly the provincial banks, helped contain the spillover effects of the crisis in Mexico. The government vowed to maintain a restrictive fiscal policy and the peso's convertibility to the U.S. dollar after the recent resignation of Domingo Cavallo, the Economy Minister who masterminded the most successful reform program in Argentina's post-World War II history, and this commitment is seen as the key to the country's economic stability. Venezuela has substantial oil reserves. External debt is being renegotiated, and the government is implementing economic reform in order to reduce the size of the public sector. Internal gasoline prices, which are one-third those of international prices, were increased in order to reduce subsidies. However, economic conditions worsened in 1995, as the government failed to reduce the fiscal deficit, and investment stagnated. Prospects for an improvement in economic situation in 1997 depend on the adoption of a credible exchange rate policy, the removal of controls, strengthening the fiscal position through measures such as privatization, and addressing the problems of the banking sector.
EMERGING MARKETS: LATIN AMERICA
MARKET CAPITALIZATION IN U.S. DOLLARS
DECEMBER 1995
            Billions:

Argentina   $38

Brazil      148

Chile       73

Colombia    17

Mexico      91

Peru        12

Venezuela   4

Source: The LGT Guide to World Equity Markets, 1996
For national stock market performance, please see the section on Performance beginning on page .
SPECIAL CONSIDERATIONS AFFECTING JAPAN, THE PACIFIC BASIN, AND SOUTHEAST
ASIA
Many Asian countries may be subject to a greater degree of social, political and economic instability than is the case in the United States and Western European countries. Such instability may result from (i) authoritarian governments or military involvement in political and economic decision-making; (ii) popular unrest associated with demands for improved political, economic, and social conditions; (iii) internal insurgencies;
(iv) hostile relations with neighboring countries; and (v) ethnic, religious, and racial disaffection.
The success of market reforms and a surge in infrastructure spending have fueled rapid growth in many developing countries in Asia. Rapidly rising household incomes have fostered large middle classes and new waves of consumer spending. Increases in infrastructure spending and consumer spending have made domestic demand the growth engine for these countries. Thus, their growth now depends less upon exports to OECD countries. While exports may no longer be the sole source of growth for developing economies, improved competitiveness in export markets has contributed to growth in many of these nations. The increased productivity of many Asian countries has enabled them to achieve, or continue, their status as top exporters while improving their national living standards.
The emerging market economies of Asia are likely to remain particularly buoyant, although growth may likely moderate in sever Portfolio Transactions of them. This should help to alleviate inflationary pressures and reduce current account imbalances associated in part with large private capital inflows. Nevertheless, actions already taken in Indonesia, Malaysia, and Thailand to dampen domestic demand may need to be followed up by additional measures of restraint.
Thailand has one of the fastest-growing economies in the region, with over 8% average growth in recent years. The economy has until now been run on a strictly centralist principle, with five-year targets for most product sectors, but policies have now been relaxed to allow foreign companies into the market. Most of the Thai population rely on agriculture, largely in a subsistence capacity: rice, sugar, maize and vegetables are grown for the home market, while palm oil, fishing and (until the recent ban) timber extraction have been the main export crops. Industry is moderately developed but revolves around primary commodity processing for the local market. The major exception is the minerals sector, which contributes over half of the country's wealth: tin, lead, iron, tungsten, antimony and lignite are extracted for export. There is a small and growing tourist industry, but the sector was adversely affected by political uncertainties in recent years. In mid-1995, the ruling Democrat Party lost the support of one of the four coalition partners, it resigned and was replaced in a full election by the opposition Chart Thai Party. However, King Bhumibol Adulyadej has been forthright in his condemnation of the new government, sparking fears of a constitutional challenge.
Hong Kong's impending return to Chinese dominion on July 1, 1997, has not initially had a positive effect on its economic growth which was vigorous in the 1980s. Although China has committed by treaty to preserve the economic and social freedoms enjoyed in Hong Kong for 50 years after regaining control of Hong Kong, the continuation of the current form of the economic system in Hong Kong after the reversion will depend on the actions of the government of China. Business confidence in Hong Kong, therefore, can be significantly affected by such developments, which in turn can affect markets and business performance. In preparation for 1997, Hong Kong has continued to develop trade with China, where it is the largest foreign investor, while also maintaining its long-standing export relationship with the United States. Spending on infrastructure improvements is a significant priority of the colonial government while the private sector continues to diversify abroad based on its position as an established international trade center in the Far East. It is important to note that a substantial portion of the companies listed on the Hong Kong Stock Exchange are involved in real estate-related business.
China's economy has grown at the extraordinary rate of 10% per year on average over the past decade with the industrial segment leading the way. China's economic growth itself has been characterized by spurts of almost uncontrolled growth alternating with periods of harsh austerity measures, causing inefficiencies and dislocations within China, including troublesome inflation rates of over 16% per year over the past five years. Foreign trading is limited to a special class of shares (Class B) which were created for that purpose, and the government must approve sales of Class B shares among foreign investors.
China is greatly dependent on foreign trade, particularly with Japan, the United States, and Germany. If political events become severe in China, there is always the danger that the United States or other nations could alter their trade stance towards China, which could hurt its economy by reducing exports. In addition, the strength of the economy and the weakness of the government could lead to substantially higher inflation in coming years, which would erode investors' earnings through the mechanism of changing rates of currency exchange. A tightening in the money supply as well as some supply-side constraints on the very rapid growth of exports in 1995 served to discourage foreign investment and has contributed to lower prices for Class B shares. However, due to lax enforcement of regulatory policies, Class B shares have been opened to local investors and their prices roughly doubled in November 1996.
In terms of GDP, industrial standards and level of education, South Korea is second only to Japan in Asia. It enjoys the benefits of a diversified economy with well-developed sectors in electronics, automobiles, textiles and shoe manufacture, steel and shipbuilding among others. The driving force behind the economy's dynamic growth has been the planned development of an export-oriented economy in a vigorously entrepreneurial society. Real GDP grew about 9.5% in 1995. Recent volatility of the political scene is unlikely to deflect continued economic growth. Both Koreas joined the United Nations separately in late 1991, creating another forum for negotiation and joint cooperation. Reunification of North Korea and South Korea could have a detrimental effect on the economy of South Korea. Indonesia is a mixed economy with many socialist institutions and central planning but with a recent emphasis on deregulation and private enterprise. Like Thailand, Indonesia has extensive natural wealth yet with a large and rapidly increasing population. Dependent on oil exports during the 1980s, crude oil alone contributes 80% of all foreign exchange revenues. Indonesia's economy is growing very rapidly and the Suharto regime is attempting to move away from dependence on oil. However, the country remains generally very poor and has only a limited potential domestic market for consumer goods. Foreign investment regulations were relaxed in 1994 and 1995, in an effort to stimulate growth.
Malaysia has one of the fastest-growing economies in the Asian-Pacific region. Rapid industrialization is transforming the economy away from its traditional agricultural base, and in the process it is creating major new opportunities for providers of consumer goods and services. Malaysia has become the world's top producer and exporter of semiconductor devices. Meanwhile, the high import content of newly established, fast-growing manufacturing industries and Malaysian consumers' high marginal propensity to import, has resulted in a high current-account deficit (10% of GDP), which may have a negative impact on equity performance.
Singapore has an open entrepreneurial economy with strong service and manufacturing sectors and excellent international trading links derived from its history. Singapore's economy has boomed since the 1960s, thanks to the government's policy of encouraging highly skilled and hence high value-added manufacturing facilities. Per capita GDP is among the highest in Asia. However, the country keeps a tight rein on imports and engages in extensive regulation of the economy, in manufacturing in particular. Although financial services now contribute almost as much to the economy as manufacturing, Singapore holds a position as a major oil refining and services center.
Japan currently has the second-largest GDP in the world. The Japanese economy has grown substantially over the last three decades. Its growth rate averaged over 5% in the 1970s and 1980s. However in 1994, the growth rate in Japan slowed to 0.6% and its budget showed a deficit of 7.8% of GDP. The boom in Japan's equity and property markets during the expansion of the late 1980s supported high rates of investment and consumer spending on durable goods, but both of these components of demand have now retreated sharply following the decline in asset prices. This led to major bankruptcies in the financial sector that have continued through the end of 1996. Economic activity now appears to be picking up in Japan after protracted sluggishness that has left the economy with considerable margins of unused resources. The supportive stance of both monetary and fiscal policies and the correction of the yen's excessive appreciation in early 1995 helped the recovery to continue. Confidence in the financial system has begun to improve somewhat with the announcement of a strategy for resolving the financial problems of Japanese banks, steps to deal more effectively with failed institutions, and plans to strengthen banking supervision. Nevertheless, extricating financial institutions from their bad loans problem could act as a drag on the pace of recovery. Fiscal policy is appropriately aimed at providing continuing support in 1996 but budgetary consolidation will need to resume when the recovery gathers enough momentum to permit a withdrawal of stimulus.
In addition to a cyclical downturn, Japan is suffering through structural adjustments. Like the Europeans, the Japanese have seen a deterioration in their competitiveness due to high wages, a strong currency and structural rigidities. Japan has also become a mature industrial economy and, as a result, will see its long-term growth rate slow down over the next ten years. Finally, Japan is reforming its political process and deregulating its economy. This has brought about turmoil, uncertainty and a crisis of confidence.
Japan is heavily dependent upon international trade and, accordingly, has been and may continue to be adversely affected by trade barriers and other protectionist or retaliatory measures of, as well as economic conditions in, the United States and other countries with which it trades. Industry, the most important sector of the economy, is heavily dependent on imported raw materials and fuels. Japan's major industries are in the engineering, electrical, textile, chemical, automobile, fishing, and telecommunication fields. Japan imports iron ore, copper, and many forest products. Only 19% of its land is suitable for cultivation. Japan's agricultural economy is subsidized and protected. It is about 50% self-sufficient in food production. Even though Japan produces a minute rice surplus, it is dependent upon large imports of wheat, sorghum and soybeans from other countries.
Australia has a prosperous Western-style capitalist economy, with a per capita GDP comparable to levels in industrialized Western European countries. Economic growth accelerated markedly in 1994 as robust domestic spending boosted activity. However, business investment remains weak. The many setbacks since the 1970s have resulted primarily from the loss of Australia's almost guaranteed export markets in Britain, after the latter's accession to the European Union, but also from the slump in world mineral prices and from the government's failure to reduce public spending. Unemployment remains uncompromisingly high, and there are few signs of a change at present. Much of the most dominant activity in Australia is farming, especially of wheat, and sheep rearing: together, the two contribute more than half of the country's export revenues. Minerals provide the next most significant source of foreign exchange, although the industry will remain vulnerable to fluctuations in the state of the world minerals markets. Most recently, oil and gas development has been proceeding at a particularly rapid pace. Manufacturing has moved away from the processing of agricultural and mineral raw materials: there is a wide range of often sophisticated engineering activity, and Australia is a very large producer of motor vehicles.
EMERGING MARKETS: ASIA
MARKET CAPITALIZATION IN U.S. DOLLARS
DECEMBER 1995
              Billions:

India         $183

Indonesia     66

Korea         182

Malaysia      223

Pakistan      10

Philippines   59

Sri Lanka     2

Taiwan        187

Thailand      143

Source: The LGT Guide to World Equity Markets, 1996
For national stock market performance, please see the section on
Performance beginning on page 19.
REAL GDP ANNUAL RATE OF GROWTH 1995
China                10.2%

Hong Kong                                5.0

India                                    6.2

Indonesia                                8.1

Japan                                    0.9

Korea                                    9.0

Malaysia                                 9.6

Philippines                              4.8

Singapore                                8.9

Taiwan                                   6.4

Thailand                                 8.6

Source: World Economic Outlook, May 1996
SPECIAL CONSIDERATIONS AFFECTING EUROPE
New developments surrounding the creation of a unified common market in Europe have helped to reduce physical and economic barriers, promoting the free flow of goods and services throughout western Europe. These new developments could make this new unified market one of the largest in the world. However, growth slowed more markedly than expected during 1995 in the region, leading to further increases in unemployment in some countries from already high levels and also to fears of a new economic downturn. The most pronounced deterioration in cyclical conditions since early 1995 has been in Germany, France, several other countries closely linked to the deutsche mark, and Switzerland. In response, short-term interest rates have been reduced significantly and several countries have taken various fiscal and structural measures to revive confidence and stimulate job creation. The timing and strength of the expected pickup in activity in these countries is somewhat uncertain, but the conditions appear to be in place for a quickening in the pace of economic growth during 1997. A strengthening of activity in these countries is essential to put unemployment securely on a downward path and to facilitate fiscal consolidation in accordance with the agreed timetable for Economic and Monetary Union (EMU). Conversely, a prolonged period of lackluster growth could exacerbate doubts about the EMU timetable and might lead to tensions in financial markets.
The eastern European countries, after several years of declining output, have generally shown dramatic growth in 1994 and 1995. Despite formidable obstacles and major differences among countries and regions, many nations are making substantial progress in their efforts to become market-oriented economies. Poland, the Czech and Slovak Republics, and Slovenia, have achieved some of the most impressive results. Disciplined financial policies, structural reforms, trade liberalization, and rapid growth of trade, especially with western Europe, are important factors contributing to the rapid transformation that is taking place in these economies. Many of the countries that are less advanced in the transition, including some of the former Soviet republics, have made significant progress with structural reform, including price liberalization, privatization, and the dismantling of trade barriers. There has been progress toward macroeconomic stability, although the sustainability of recent reductions in inflation is in doubt in some cases. Output appears to have bottomed out during 1995 in Russia, but political instability in 1996 dampened prospects for a quick economic recovery. Economic prospects have also improved in Kazakstan, the Kyrgyz Republic, Moldova, Armenia, Georgia, and Uzbekistan. Ukraine made considerable progress with stabilization and systemic reform in 1995; in the absence of policy slippage, the decline in output should bottom out in 1996. In Belarus, Tajikistan, and Turkmenistan, where reform and stabilization efforts have been inadequate thus far, the contraction of output may well continue. Armed conflicts continue to delay the necessary reforms in several other countries, but throughout the former Yugoslavia prospects for recovery have now improved following the cessation of hostilities in Bosnia and Herzegovina.
Notwithstanding the continued economic difficulties in many countries, recent positive developments offer hope for a cooperative growth strategy in the near term, which could also permit a strengthening of global economic performance over the medium term. Efforts to enhance assistance to countries affected by the transition to market-based trading systems occurring in central Europe and the former Soviet Union, and to low-income countries to support strengthened stabilization and restructuring efforts, are moving forward. Many of the transition countries have achieved considerable progress with macroeconomic stabilization and reform, and fruits of their efforts to transform their economies are increasingly visible.
The European Union (EU) consists of 15 member states including Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, the United Kingdom, Austria, Finland and Sweden. In 1986, the member states of the EU signed the "Single European Act", an agreement committing these countries to the establishment of a market among themselves, unimpeded by internal barriers or hindrances to the free movement of goods, persons, services, or capital. To meet this goal, a series of directives have been issued to the member states. Compliance with these directives is designed to eliminate three principal categories of barriers: (1) physical frontiers, such as customs posts and border controls; (2) technical barriers (which include restrictions operating within national territories) such as regulations and norms for goods and services (product standards); discrimination against foreign bids (bids by other EU members) on public purchases; or restrictions on foreign requests to establish subsidiaries; and (3) fiscal frontiers, notably value-added taxes, tariffs, or excises on goods or services imported from other EU states.
The ultimate goal of this project is to achieve a large unified domestic European market in which available resources would be more efficiently allocated through the elimination of the above-mentioned barriers and the added costs associated with those barriers. Elimination of these barriers would simplify product distribution networks, allow economies of scale to be more readily achieved, and free the flow of capital and other resources. The Maastricht Treaty on economic and monetary union (EMU) attempts to provide its members with a stable monetary framework consistent with the EU's broad economic goals. But until the EMU takes effect, which is intended to occur before 1999, the community will face the need to reinforce monetary cooperation in order to reduce the risk of a recurrence of tensions between domestic and external policy objectives.
The total European market, as represented by EU countries, consists of over 370 million consumers, making it larger currently than either the U.S. or Japanese markets. European businesses compete nationally and internationally in a wide range of industries including: telecommunications and information services, roads and transportation, building materials, food and beverages, broadcast and media, financial services, electronics, and textiles. Actual and anticipated actions on the part of member states to conform to the unified Europe directives have prompted interest and activity not only by European firms, but also by foreign entities anxious to establish a presence in Europe that will result from these changes. Indications of the effect of this response to a unified Europe can be seen in the areas of mergers and acquisitions, corporate expansion and development, GDP growth, and national stock market activity. In the long-term, economic unification of Europe could prove to be an engine for domestic and international growth.
REAL GDP ANNUAL RATE OF GROWTH
1995
Denmark           2.9%

France            2.4

Germany           1.9

Italy             3.2

Netherlands       2.4

Spain             3.0

Switzerland       0.7

United Kingdom    2.4

Source: World Economic Outlook, May 1996
(Figures are quoted based on each country's domestic currency.)
For national stock market performance, please see the section on Performance beginning on page 22.
SPECIAL CONSIDERATIONS AFFECTING AFRICA
Africa is a continent of roughly 50 countries with a total population of over 700 million people. The primary industries include crude oil, natural gas, manganese ore, phosphate, bauxite, copper, iron, diamond, cotton, coffee, cocoa, timber, tobacco, sugar, tourism, and cattle.
Many of the countries are fraught with political instability. However, there has been a trend over the past five years toward democratization. Still, there remain many countries that do not have a stable political process. Other countries have been enmeshed in civil wars and border clashes.
Economically, the Northern Rim countries (including Morocco, Egypt, and Algeria) and Nigeria, Zimbabwe, and South Africa are the wealthier countries on the continent due to their strong ties with the European nations. The market capitalization of these countries has been growing recently as more international companies invest in Africa and as local companies start to list on the exchanges. However, religious strife has been a significant source of instability.
On the other end of the economic spectrum are countries, such as Burkina Faso, Madagascar, and Malawi, that are considered to be among the poorest or least developed in the world. These countries are generally landlocked or have poor natural resources. The economies of many African countries are heavily dependent on international oil prices. Of all the African industries, oil has been the most lucrative, accounting for 40% to 60% of many countries' GDP. However, the general decline in oil prices has had an adverse impact on many economies.
PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. If FMR grants investment management authority to the sub-advisers (see the section entitled "Management Contracts"), the sub-advisers are authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described below. FMR is also responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any commissions; and arrangements for payment of fund expenses. Generally, commissions for investments traded on foreign exchanges will be higher than for investments traded on U.S. exchanges and may not be subject to negotiation.
The funds may execute portfolio transactions with broker-dealers who provide research and execution services to the funds or other accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; effect securities transactions, and perform functions incidental thereto (such as clearance and settlement). The selection of such broker-dealers generally is made by FMR (to the extent possible consistent with execution considerations) in accordance with a ranking of broker-dealers determined periodically by FMR's investment staff based upon the quality of research and execution services provided.
The receipt of research from broker-dealers that execute transactions on behalf of the funds may be useful to FMR in rendering investment management services to the funds or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to the funds. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.
Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause each fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to the funds and its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
FMR is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the funds or shares of other Fidelity funds to the extent permitted by law. FMR may use research services provided by and place agency transactions with FBSI and Fidelity Brokerage Services (FBS), subsidiaries of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. From September 1992 through December 1994, FBS operated under the name Fidelity Brokerage Services Limited, Inc. (FBSL). As of January 1995, FBSL was converted to an unlimited liability company and assumed the name FBS. Edward C. Johnson 3d is Chairman of FIL. Mr. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL.
FMR may allocate brokerage transactions to broker-dealers who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the commissions paid by each fund toward payment of the fund's expenses, such as transfer agent fees or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized FBSI to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules. Each fund's Trustees periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the funds and review the commissions paid by each fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.
International Fund's and Global Value Fund's annualized turnover rate for
their first fiscal period is not expected to exceed                    %
and       % , respectively. Because a high turnover rate increases
transaction costs and may increase taxable gains, FMR carefully weighs the anticipated benefits of short-term investing against these consequences. From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.
Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR, investment decisions for each fund are made independently from those of other funds managed by FMR or accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several funds and accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.
VALUATION
FSC normally determines each class's net asset value per share (NAV) as of the close of the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time). The valuation of portfolio securities is determined as of this time for the purpose of computing each class's NAV.
Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or last bid price normally is used. Securities of other open-end investment companies are valued at their respective NAVs.
Fixed-income securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, fixed-income securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.
Futures contracts and options are valued on the basis of market quotations, if available.
Foreign securities are valued based on prices furnished by independent brokers or quotation services which express the value of securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange on which that security is traded, then that security will be valued as determined in good faith by a committee appointed by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which market quotations are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. In addition, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair market value of such securities.
PERFORMANCE
Each class of shares may quote performance in various ways. All performance information supplied by the funds in advertising is historical and is not intended to indicate future returns. Each class's share price, yield, and total return fluctuate in response to market conditions and other factors, and the value of shares when redeemed may be more or less than their original cost.
TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of a class's return, including the effect of reinvesting dividends and capital gain distributions, and any change in a class's NAV over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the class over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over 10 years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in 10 years. Average annual total returns covering periods of less than one year are calculated by determining the class's total return for the period, extending that return for a full year (assuming that return remains constant over the year), and quoting the result as an annual return. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the class.
In addition to average annual total returns, a class may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis and may be quoted with or without taking a class's maximum sales charge into account. Excluding a sales charge from a total return calculation produces a higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.
NET ASSET VALUE. Charts and graphs using a class's NAVs, adjusted NAVs, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid by a fund and reflects all elements of its return. Unless otherwise indicated, a class's adjusted NAVs are not adjusted for sales charges, if any.
MOVING AVERAGES. A fund may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average.
HISTORICAL FUND RESULTS. Each class of each fund may compare its performance to the record of the S&P 500, the Dow Jones Industrial Average
(DJIA), and the cost of living, as measured by the Consumer Price Index
(CPI), over the same period. The S&P 500 and the DJIA comparisons would show how each class's total return compared to the record of a broad unmanaged index of common stock and a narrower set of stocks of major industrial companies, respectively. Each fund has the ability to invest in securities not included in either index, and its investment portfolio may or may not be similar in composition to the indexes. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike each class's returns, do not include the effect of brokerage commissions and other costs of investing.
INTERNATIONAL INDICES, MARKET CAPITALIZATION, AND NATIONAL STOCK MARKET RETURN. The following tables show the total market capitalization of certain countries according to the Morgan Stanley Capital International
(MSCI) Indices database, the total market capitalization of Latin American countries according to the International Finance Corporation Emerging Market database, and the performance of national stock markets as measured in U.S. dollars by the MSCI stock market indices for the twelve months ended October 31, 1996. Of course, these results are not indicative of future stock market performance or the classes' performance. Market conditions during the periods measured fluctuated widely. Brokerage commissions and other fees are not factored into the values of the indices. MARKET CAPITALIZATION. Companies outside the United States now make up nearly two-thirds of the world's stock market capitalization. According to MSCI, the size of the markets as measured in U.S. dollars grew from
$5,080.3 (   $    8621.7 including the US) billion in 1995 to $5,749.4
(   $    10,078.9 including the US) billion in 1996.
The following table measures the indexed market capitalization of certain countries according to the MSCI indices database. The value of the markets are measured in billions of U.S. dollars as of October 31, 1996.
TOTAL MARKET CAPITALIZATION
Australia    $ 163.6   Japan                 $ 1944.0

Austria      $ 22.9    Netherlands           $ 248.1

Belgium      $ 66.2    Norway                $ 26.2

Canada       $ 250.8   Singapore/Malaysia    $ 213.6

Denmark      $ 47.2    Spain                 $ 108.4

France       $ 372.2   Sweden                $ 134.0

Germany      $ 401.6   Switzerland           $ 325.4

Hong Kong    $ 200.6   United Kingdom        $ 1002.8

Italy        $ 147.0   United States         $ 4329.4

The following table measures the total market capitalization of certain Latin American countries according to the International Finance Corporation Emerging Markets database. The value of the markets is measured in billions of U.S. dollars as of October 31, 1996.
TOTAL MARKET CAPITALIZATION - LATIN AMERICA

Argentina                                     $ 24,980.3

Brazil                                        $ 89,501.4

Chile                                         $ 38,528.7

Colombia                                      $ 9,277.4

Mexico                                        $ 72,037.8

Venezuela                                     $ 5,384.5

Total Latin America                           $ 239,710.1

NATIONAL STOCK MARKET PERFORMANCE. Certain national stock markets have outperformed the U.S. stock market. The first table below represents the performance of national stock markets as measured in U.S. dollars by the MSCI stock market indices for the twelve months ended October 31, 1996. The second table shows the same performance as measured in local currency. Each table measures total return based on the period's change in price, dividends paid on stocks in the index, and the effect of reinvesting dividends net of any applicable foreign taxes. These are unmanaged indices composed of a sampling of selected companies representing an approximation of the market structure of the designated country.
STOCK MARKET PERFORMANCE
MEASURED IN U.S. DOLLARS
Australia     16.9%   Japan                  -0.8%

Austria       -0.5%   Netherlands            26.2%

Belgium       16.3%   Norway                 15.4%

Canada        29.9%   Singapore/Malaysia     -3.1/26.8%

Denmark       16.8%   Spain                  32.1%

France        18.2%   Sweden                 28.9%

Germany       12.5%   Switzerland            8.9%

Hong Kong     28.0%   United Kingdom         20.3%

Italy         7.8%    United States          23.8%

STOCK MARKET PERFORMANCE
MEASURED IN LOCAL CURRENCY
Australia     12.1%   Japan                  10.3%

Austria       6.9%    Netherlands            35.5%

Belgium       25.2%   Norway                 18.1%

Canada        29.6%   Singapore/Malaysia     -3.5/26.0%

Denmark       24.2%   Spain                  37.8%

France        23.4%   Sweden                 27.4%

Germany       20.8%   Switzerland            20.6%

Hong Kong     28.0%   United Kingdom         16.6%

Italy         2.5%    United States          23.8%


The following table shows the average annualized stock market returns measured in U.S. dollars as of October 31, 1996.
STOCK MARKET PERFORMANCE

                 FIVE YEARS ENDED OCTOBER 31, 1996   TEN YEARS ENDED OCTOBER 31, 1996

Germany            11.98%                              8.73%

Hong Kong          26.94%                              22.25%

Japan              0.58%                               5.35%

Spain              8.15%                               11.16%

United Kingdom     11.50%                              15.03%

United States      14.98%                              13.73%


PERFORMANCE COMPARISONS. A class's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on total return, assume reinvestment of distributions, do not take sales charges or redemption fees into consideration, and are prepared without regard to tax consequences. In addition to mutual fund rankings, a class's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.
From time to time, a class's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, a fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising. A class's performance may also be compared to that of a benchmark index representing the universe of securities in which the fund may invest. The total return of a benchmark index reflects reinvestment of all dividends and capital gains paid by securities included in the index. Unlike a class's returns, however, the index returns do not reflect brokerage commissions, transaction fees, or other costs of investing directly in the securities included in the index.
Each fund may compare its performance to that of the Morgan Stanley Capital International World Index, a market capitalization weighted index of over 1,500 stocks traded in 22 world markets.
Each fund may compare its performance to that of the Morgan Stanley Capital International Europe, Australasia, Far East Index, a market capitalization weighted, unmanaged index of over 1,000 foreign stocks.
A class may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term Government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.
Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the classes. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.
In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; model portfolios or allocations; and saving for college or other goals. In addition, Fidelity may quote or reprint financial or business publications or periodicals, as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products.
Each fund may be advertised as part of certain asset allocation programs involving other Fidelity or non-Fidelity mutual funds. These asset allocation programs may advertise a model portfolio and its performance results.
Each fund may be advertised as part of a no transaction fee (NTF) program in which Fidelity and non-Fidelity mutual funds are offered. An NTF program may advertise performance results.
A fund may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.
VOLATILITY. Various measures of volatility and benchmark correlation may be quoted in advertising. In addition, a fund may compare these measures to those of other funds. Measures of volatility seek to compare a class's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data. In advertising, a fund may also discuss or illustrate examples of interest rate sensitivity. MOMENTUM INDICATORS indicate a class's price movements over specific periods of time. Each point on the momentum indicator represents the class's percentage change in price movements over that period.
A fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a class at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their willingness to continue purchasing shares during periods of low price levels.
A fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after 10 years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after 10 years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the 10 year period. As of October 31, 1996, FMR advised over $__ billion in tax-free fund assets, $__ billion in money market fund assets, $___ billion in equity fund assets, $___ billion in international fund assets, and $___ billion in Spartan fund assets. The funds may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION
CLASS T SHARES ONLY
Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class T's maximum 3.50% front-end sales charge in connection with a fund's merger with or acquisition of any investment company or trust. In addition, FDC has chosen to waive Class T's front-end sales charge in certain instances because of efficiencies involved in those sales of shares. The sales charge will not apply:
1. to shares purchased by a bank trust officer, registered representative, or other employee (their immediate families) of investment professionals having agreements with FDC;
2. to shares purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp. or FIL or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;
3. to shares purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;
4. to shares purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);
5. to shares in a Fidelity or Fidelity Advisor account purchased (including purchases by exchange) with the proceeds of a distribution (i) from an employee benefit plan that qualified for waiver (11) or had a minimum of $3 million in plan assets invested in Fidelity funds; or (ii) from an insurance company separate account qualifying under (6), or used to fund annuity contracts purchased by employee benefit plans having in the aggregate at least $3 million in plan assets invested in Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);
6. to shares purchased by an insurance company separate account used to fund annuity contracts purchased by employee benefit plans (including 403(b) programs, but otherwise as defined in ERISA), which, in the aggregate, have either more than 200 eligible employees or a minimum of $1,000,000 in assets invested in Fidelity Advisor funds;
7. to shares purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;
8. to shares purchased with redemption proceeds from other mutual fund complexes on which the investor has paid a front-end or contingent deferred sales charge;
9. to shares purchased by a trust institution or bank trust department (excluding assets described in (11) and (12) below) that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing program restrictions. Assets managed by third parties do not qualify for this waiver;
10. to shares purchased for use in a broker-dealer managed account program, provided the broker-dealer has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver;
11. to shares purchased as part of an employee benefit plan having more than (i) 200 eligible employees or a minimum of $1,000,000 of plan assets invested in Fidelity Advisor funds, or (ii) 25 eligible employees or $250,000 of plan assets invested in Fidelity Advisor funds that subscribe to the Fidelity Advisor Retirement Connection or similar program sponsored by Fidelity Investments Institutional Services Company, Inc.;
12. to shares purchased as part of an employee benefit plan through an intermediary that has signed executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions;
13. to shares purchased on a discretionary basis by a registered investment adviser which is not part of an organization primarily engaged in the brokerage business, that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver; or
14. to shares purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts.
Employee benefit plans that purchased Class T shares load waived prior to June 30, 1995 but do not meet the qualifications of waiver (12) will be permitted to make additional purchases of Class T shares on a load waived basis.
For the purposes of qualifying for waiver (11), employee benefit plans subscribing to the Premiere Retirement Savings Plan Program offered by National Financial Correspondent Services may be aggregated.
A sales load waiver form must accompany these transactions.
FINDERS FEE. On eligible purchases of Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee of 0.25%. Eligible purchases are the following purchases made through broker-dealers and banks (excluding trust departments): an individual trade of $1 million or more; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan) past $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent."
Any assets in relation to which an investment professional has received such compensation will bear a contingent deferred sales charge (Class T
CDSC) if they do not remain in Class T shares of the Fidelity Advisor Funds, Initial Class shares of Daily Money Fund: U.S. Treasury Portfolio, Daily Money Fund: Money Market Portfolio or Daily Tax-Exempt Money Fund, for a period of at least one uninterrupted year. The Class T CDSC will be 0.25% of the lesser of the cost of the shares at the initial date of purchase or the value of the shares at redemption, not including any reinvested dividends or capital gains. Class T CDSC shares representing reinvested dividends or capital gains, if any, will be redeemed first, followed by other Class T CDSC shares that have been held for the longest period of time.
With respect to employee benefit plans, the Class T CDSC does not apply to the following types of redemptions: (i) plan loans or distributions or (ii) exchanges to non-Advisor fund investment options. With respect to Individual Retirement Accounts, the Class T CDSC does not apply to redemptions made for disability, payment of death benefits, or required partial distributions starting at age 70 1/2.
CLASS B SHARES ONLY
The contingent deferred sales charge (CDSC) on Class B shares may be waived in the case of (1) disability or death, provided that Class B shares are redeemed within one year following the death or the initial determination of disability; or (2) in connection with a total or partial redemption related to certain distributions from retirement plans or plan accounts at age 70 1/2, which are permitted without penalty pursuant to the Internal Revenue Code.
A sales load waiver form must accompany these transactions.
CLASS A , CLASS T, AND CLASS B SHARES ONLY
QUANTITY DISCOUNTS. To obtain a reduction of the front-end sales charge on Class A or Class T shares, you or your investment professional must notify the transfer agent at the time of purchase whenever a quantity discount is applicable to your purchase. Upon such notification, you will receive the lowest applicable front-end sales charge.
For purposes of qualifying for a reduction in front-end sales charges under the Combined Purchase, Rights of Accumulation or Letter of Intent programs, the following may qualify as an individual or a "company" as defined in
Section 2(a)(8) of the 1940 Act: an individual, spouse, and their children under age 21 purchasing for his, her, or their own account; a trustee, administrator or other fiduciary purchasing for a single trust estate or a single fiduciary account or for a single or a parent-subsidiary group of "employee benefits plans" (as defined in Section 3(3) of ERISA); and tax-exempt organizations as defined under Section 501(c)(3) of the Internal Revenue Code.
RIGHTS OF ACCUMULATION permit reduced front-end sales charges on any future purchases of Class A or Class T shares after you have reached a new breakpoint in a fund's sales charge schedule. The value of currently held
(i) Fidelity Advisor fund Class A, Class T, and Class B shares, (ii) Class B shares of Daily Money Fund: U.S. Treasury Portfolio, and (iii) Initial Class shares of Daily Money Fund: U.S. Treasury Portfolio, Initial Class shares of Daily Money Fund: Money Market Portfolio, and shares of Daily Tax-Exempt Money Fund acquired by exchange from any Fidelity Advisor fund, is determined at the current day's NAV at the close of business, and is added to the amount of your new purchase valued at the current offering price to determine your reduced front-end sales charge.
CLASS A AND T SHARES ONLY
LETTER OF INTENT. You may obtain Class A or Class T shares at the same reduced front-end sales charge by filing a non-binding Letter of Intent (the Letter) within 90 days of the start of Class A or Class T purchases. Each Class A or Class T investment you make after signing the Letter will be entitled to the front-end sales charge applicable to the total investment indicated in the Letter. For example, a $2,500 purchase of Class A or Class T shares toward a $50,000 Letter would receive the same reduced sales charge as if the $50,000 had been invested at one time. To ensure that you receive a reduced front-end sales charge on future purchases, you or your investment professional must inform the transfer agent that the Letter is in effect each time Class A or Class T shares are purchased. Reinvested income and capital gain distributions do not count toward the completion of the Letter.
Your initial investment must be at least 5% of the total amount you plan to invest. Out of the initial purchase, Class A or Class T shares equal to 5% of the dollar amount specified in the Letter will be registered in your name and held in escrow. The Class A or Class T shares held in escrow cannot be redeemed or exchanged until the Letter is satisfied or the additional sales charges have been paid. You will earn income dividends and capital gain distributions on escrowed Class A or Class T shares. The escrow will be released when your purchase of the total amount has been completed. You are not obligated to complete the Letter.
If you purchase more than the amount specified in the Letter and qualify for a future front-end sales charge reduction, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months. Surplus funds will be applied to the purchase of additional Class A or Class T shares at the then current offering price applicable to the total purchase.
If you do not complete your purchase under the Letter within the 13-month period, 30 days' written notice will be provided for you to pay the increased front-end sales charges due. Otherwise, sufficient escrowed Class A or Class T shares will be redeemed to pay such charges.
ALL CLASSES
FIDELITY ADVISOR SYSTEMATIC INVESTMENT PROGRAM. You can make regular investments in Class A, Class T, Class B or Institutional Class shares of the funds monthly, bimonthly, quarterly, or semi-annually with the Systematic Investment Program by completing the appropriate section of the account application and attaching a voided personal check with your bank's magnetic ink coding number across the front. If your bank account is jointly owned, be sure that all owners sign.
You may cancel your participation in the Systematic Investment Program at any time without payment of a cancellation fee. You will receive a confirmation from the transfer agent for every transaction, and a debit entry will appear on your bank statement.
CLASS A, CLASS T, AND INSTITUTIONAL CLASS SHARES ONLY
FIDELITY ADVISOR SYSTEMATIC WITHDRAWAL PROGRAM. If you own Class A, Class T, or Institutional Class shares worth $10,000 or more, you can have monthly, quarterly or semi-annual checks sent from your account to you, to a person named by you, or to your bank checking account. Your Systematic Withdrawal Program payments are drawn from Class A, Class T, or Institutional Class share redemptions. If Systematic Withdrawal Plan redemptions exceed income dividends earned on your shares, your account eventually may be exhausted.
ALL CLASSES
Each fund is open for business and the NAV and, where applicable, the offering price, for each class is calculated each day the NYSE is open for trading. The NYSE has designated the following holiday closings for 1997:
New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Although FMR expects the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any time.
FSC normally determines each class's NAV as of the close of the NYSE (normally 4:00 p.m. Eastern time). However, the NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, a class's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares. In addition, trading in some of a fund's portfolio securities may not occur on days when the fund is open for business.
If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing a class's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. Pursuant to Rule 11a-3 under the 1940 Act, each fund is required to give shareholders at least 60 days' notice prior to terminating or modifying its exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.
In the prospectus, each fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. DISTRIBUTIONS AND TAXES
DISTRIBUTIONS. If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, Fidelity may reinvest your distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide Fidelity with alternate instructions.
DIVIDENDS. Because each fund invests significantly in foreign securities, corporate shareholders should not expect fund dividends to qualify for the dividends-received deduction . Short-term capital gains are distributed as dividend income, but do not qualify for the dividends-received deduction. Each fund will notify corporate shareholders annually of the percentage of fund dividends that qualify for the dividend-received deduction. Gains (losses) attributable to foreign currency fluctuations are generally taxable as ordinary income, and therefore will increase (decrease) dividend distributions. As a consequence, FMR may adjust a fund's income distribution to reflect the effect of currency fluctuations. However, if foreign currency losses exceed a fund's net investment income during a taxable year, all or a portion of the distributions made in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing each shareholder's cost basis in his or her fund. Each fund will send each shareholder a notice in January describing the tax status of dividend and capital gain distributions for the prior year.
CAPITAL GAIN DISTRIBUTIONS. Long-term capital gains earned by each fund on the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of a fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by each fund are taxable to shareholders as dividends, not as capital gains. FOREIGN TAXES. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets are invested in securities of foreign issuers, the fund may elect to pass through foreign taxes paid and thereby allow shareholders to take a credit or deduction on their individual tax returns.
TAX STATUS OF THE FUNDS. Each fund intends to qualify each year as a "regulated investment company" for tax purposes so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and realized capital gains within each calendar year as well as on a fiscal year basis. Each fund intends to comply with other tax rules applicable to regulated investment companies, including a requirement that capital gains from the sale of securities held less than three months constitute less than 30% of the fund's gross income for each fiscal year. Gains from some forward currency contracts, futures contracts, and options are included in this 30% calculation, which may limit a fund's investments in such instruments.
If a fund purchases shares in certain foreign investment entities, defined as passive foreign investment companies (PFICs) in the Internal Revenue Code, it may be subject to U.S. federal income tax on a portion of any excess distribution or gain from the disposition of such shares. Interest charges may also be imposed on a fund with respect to deferred taxes arising from such distributions or gains. Generally, each fund will elect to mark-to-market any PFIC shares. Unrealized gains will be recognized as income for tax purposes and must be distributed to shareholders as dividends.
Each fund is treated as a separate entity from the other funds of Fidelity Advisor Series VIII for tax purposes.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation. FMR
All of the stock of FMR is owned by FMR Corp., its parent organized in 1972. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
At present, the principal operating activities of FMR Corp. are those conducted by its division, Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board, and executive officers of the trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees and Members of the Advisory Board also serve in similar capacities for other funds advised by FMR. The business address of each Trustee and officer who is an "interested person" (as defined in the 1940 Act) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees and Members of the Advisory Board is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
*EDWARD C. JOHNSON 3d (66), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
*J. GARY BURKHEAD (55), Trustee and Senior Vice President, is President of FMR; and President and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc. RALPH F. COX (64), Trustee (1991), is a management consultant (1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Sanifill Corporation (non-hazardous waste, 1993), CH2M Hill Companies (engineering), Rio Grande, Inc. (oil and gas production), and Daniel Industries (petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
PHYLLIS BURKE DAVIS (64), Trustee (1992). Prior to her retirement in September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
 ROBERT M. GATES (53):Member of the Advisory Board (1997) , is a consultant, author, and lecturer (1993). Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is currently a Trustee for the Forum For International Policy, a Board Member for the Virginia Neurological Institute, and a Senior Advisor of the Harvard Journal of World Affairs. In addition, Mr. Gates also serves as a member for the corporate board for LucasVarity PLC (automotive components and diesel engines), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (original equipment and replacement products).
E. BRADLEY JONES (68), Trustee. Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Cleveland-Cliffs Inc. (mining), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and marketing, 1985-1995) and Hyster-Yale Materials Handling, Inc. (1985-1995). In addition, he serves as a Trustee of First Union Real Estate Investments, a Trustee and member of the Executive Committee of the Cleveland Clinic Foundation, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.
DONALD J. KIRK (63), Trustee, is Executive-in-Residence (1995) at Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the Board of Directors of the National Arts Stabilization Fund, Chairman of the Board of Trustees of the Greenwich Hospital Association, a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section
(1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).
*PETER S. LYNCH (53), Trustee, is Vice Chairman and Director of FMR (1992). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). He is a Director of W.R. Grace & Co. (chemicals) and Morrison Knudsen Corporation (engineering and construction). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.
WILLIAM O. McCOY (62), Member of the Advisory Board (1996), is the Vice President of Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications, 1984) and President of BellSouth Enterprises (1986). He is currently a Director of Liberty Corporation (holding company, 1984), Weeks Corporation of Atlanta (real estate, 1994), Carolina Power and Light Company (electric utility, 1996), and the Kenan Transport Co. (1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan-Flager Business School (University of North Carolina at Chapel Hill, 1988).
GERALD C. McDONOUGH (67), Trustee and Vice-Chairman of the non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Prior to his retirement in July 1988, he was Chairman and Chief Executive Officer of Leaseway Transportation Corp. (physical distribution services). Mr. McDonough is a Director of Brush-Wellman Inc. (metal refining), York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products, 1996), and Associated Estates Realty Corporation (a real estate investment trust,
1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996. MARVIN L. MANN (63), Trustee (1993) is Chairman of the Board, President, and Chief Executive Officer of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993) and Infomart (marketing services, 1991), a Trammell Crow Co. In addition, he serves as the Campaign Vice Chairman of the Tri-State United Way (1993) and is a member of the University of Alabama President's Cabinet.
THOMAS R. WILLIAMS (67), Trustee, is President of The Wales Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of BellSouth Corporation (telecommunications), ConAgra, Inc. (agricultural products), Fisher Business Systems, Inc. (computer software), Georgia Power Company (electric utility), Gerber Alley & Associates, Inc. (computer software), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants, 1992).
WILLIAM J. HAYES (62), Vice President (1994), is Vice President of Fidelity's equity funds; Senior Vice President of FMR; and Managing Director of FMR Corp.
ARTHUR S. LORING (48), Secretary, is Senior Vice President (1993) and General Counsel of FMR, Vice President-Legal of FMR Corp., and Vice President and Clerk of FDC.
KENNETH A. RATHGEBER (49), Treasurer (1995), is Treasurer of the Fidelity funds and is an employee of FMR (1995). Before joining FMR, Mr. Rathgeber was a Vice President of Goldman Sachs & Co. (1978-1995), where he served in various positions, including Vice President of Proprietary Accounting (1988-1992), Global Co-Controller (1992-1994), and Chief Operations Officer of Goldman Sachs (Asia) LLC (1994-1995).
ROBERT H. MORRISON (56), Manager of Security Transactions of Fidelity's equity funds is Vice President of FMR.
JOHN H. COSTELLO (50), Assistant Treasurer, is an employee of FMR.
LEONARD M. RUSH (50), Assistant Treasurer (1994), is an employee of FMR
(1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).
The following table sets forth information describing the compensation of each current Trustee or Member of the Advisory Board of each fund for his or her services as trustee for the fiscal year ended December 31, 1996.The following table sets forth information describing the compensation of each current Trustee or Member of the Advisory Board of each fund for his or her services as trustee for the fiscal year ended October 31, 1997. COMPENSATION TABLE


Trustees                  Aggregate             Aggregate            Total
                          Compensation          Compensation         Compensation
                          from                  from                 from the
                          International Fund    Global Value Fund    Fund Complex*
                          B,+                   B,+                  A

J. Gary Burkhead **       $                     $                    $ 0

Ralph F. Cox              $                     $                     137,700

Phyllis Burke Davis       $                     $                     134,700

Richard J. Flynn***       $                     $                     168,000

Robert M. Gates ****      $                     $                     0

Edward C. Johnson 3d **   $                     $                     0

E. Bradley Jones          $                     $                     134,700

Donald J. Kirk            $                     $                     136,200

Peter S. Lynch **         $                     $                     0

William O. McCoy*****     $                     $                     85,333

Gerald C. McDonough       $                     $                     136,200

Edward H. Malone***       $                     $                     136,200

Marvin L. Mann            $                     $                     134,700

Thomas R. Williams        $                     $                     136,200


* Information is as of December 31, 1996 for 235 funds in the complex.
** Interested Trustees of the fund are compensated by FMR.
*** Richard J. Flynn and Edward H. Malone served on the Board of Trustees through December 31, 1996.
****Mr. Gates was appointed a Member of the Advisory Board Advisor Series VIII effective March 1, 1997.
*****During the period from May 1, 1996 through the present, William O. McCoy has served as a Member of the Advisory Board of Advisor Series VIII. + Estimated
A Compensation figures include cash, a pro rata portion of benefits accrued under the retirement program for the period ended December 30, 1996 and required to be deferred, and may include amounts deferred at the election of Trustees.
B Compensation figures include cash, amounts required to be deferred, a pro rata portion of benefits accrued under the retirement program for the period ended December 30, 1996 and required to be deferred, and may include amounts deferred at the election of Trustees.
 Under a retirement program adopted in July 1988 and modified in November 1995 and November 1996, each non-interested Trustee who retired before December 30, 1996 may receive payments from a Fidelity fund during his or her lifetime based on his or her basic trustee fees and length of service. The obligation of a fund to make such payments is neither secured nor funded. A Trustee became eligible to participate in the program at the end of the calendar year in which he or she reached age 72, provided that, at the time of retirement, he or she had served as a Fidelity fund Trustee for at least five years.
The non-interested Trustees may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Deferred Compensation Plan (the Plan). Under the Plan, compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested and reinvested in shares of one or more funds in the complex designated by such Trustee (designated securities). The amount paid to the Trustee under the Plan will be determined based upon the performance of such investments. Deferral of fees in accordance with the Plan will have a negligible effect on the fund's assets, liabilities, and net income per share, and will not obligate the funds to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. The funds may invest in such designated securities under the Plan without shareholder approval.
 As of December 30, 1996, the non-interested Trustees terminated the retirement program for Trustees who retire after such date. In connection with the termination of the retirement program, each existing non-interested Trustee received a credit to his or her Plan account equal to the present value of the estimated benefits that would have been payable under the retirement program. The amounts credited to the non-interested Trustees' Plan accounts are subject to vesting. The termination of the retirement program and related crediting of estimated benefits to the Trustees' Plan accounts did not result in a material cost to the funds.

MANAGEMENT CONTRACTS
Each fund employs FMR to furnish investment advisory and other services. Under its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of each fund in accordance with its investment objective, policies, and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing each fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical, and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters, and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal and state laws; developing management and shareholder services for each fund; and furnishing reports, evaluations, and analyses on a variety of subjects to the Trustees.
In addition to the management fee payable to FMR and the fees payable to FIIOC for Class A, Class T, Class B and Institutional Class, and FSC, each fund or class thereof as applicable, pays all of its expenses, without limitation, that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor and non-interested Trustees. Although each fund's current management contract provides that each fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices and reports to shareholders, the trust, on behalf of each fund, has entered into a revised transfer agent agreement, pursuant to which the transfer agent bears the costs of providing these services to existing shareholders. Other expenses paid by each fund include interest, taxes, brokerage commissions, each fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal and state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.
FMR is each fund's manager pursuant to management contracts dated which were approved by FMR as the then sole shareholder on
 .
For the services of FMR under each contract, each fund pays FMR a monthly management fee composed of the sum of two elements: a group fee rate and an individual fund fee rate.
The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts and is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown below on the left. The schedule below on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $___ billion of group net assets
- the approximate level for ______ was ____%, which is the weighted average of the respective fee rates for each level of group net assets up to $___ billion.
The following fee schedule is the current fee schedule for each fund.
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group     Annualized   Group Net        Effective Annual Fee
Assets             Rate        Assets           Rate

 0 - $3 billion   .5200%        $ 0.5 billion   .5200%

 3 - 6            .4900          25             .4238

 6 - 9            .4600          50             .3823

 9 - 12           .4300          75             .3626

 12 - 15          .4000          100            .3512

 15 - 18          .3850           125           .3430

 18 - 21          .3700          150            .3371

 21 - 24          .3600          175            .3325

 24 - 30          .3500          200            .3284

 30 - 36          .3450          225            .3249

 36 - 42          .3400          250            .3219

 42 - 48          .3350          275            .3190

 48 - 66          .3250          300            .3163

 66 - 84          .3200          325            .3137

 84 - 102         .3150          350            .3113

 102 - 138        .3100          375            .3090

 138 - 174        .3050          400            .3067

 174 - 210        .3000          425            .3046

 210 - 246        .2950          450            .3024

 246 - 282        .2900          475            .3003

 282 - 318        .2850          500            .2982

 318 - 354        .2800          525            .2962

 354 - 390        .2750          550            .2942

 390 - 426        .2700

 426 - 462        .2650

 462 - 498        .2600

 498 - 534        .2550

 Over 534         .2500

The individual fund fee rates for each fund are set forth in the following chart. Based on the average group net assets of the funds advised by FMR for October, 1996, the annual management fee rate would be calculated as follows:

                     Group Fee Rate         Individual Fund Fee Rate         Management
                                                                             Fee Rate

International Fund   .3037%           +          %                     =          %

Global Value Fund    .3037%           +          %                     =          %


One-twelfth of this annual management fee rate is applied to each fund's net assets averaged for the most recent month, giving a dollar amount, which is the fee for that month.
FMR may, from time to time, voluntarily reimburse all or a portion of each fund's operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinary expenses). FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year. Expense reimbursements by FMR will increase a class's total returns and repayment of the reimbursement by a class will lower its total returns.
SUB-ADVISERS. FMR has entered into sub-advisory agreements with FMR U.K., FMR Far East, FIJ, and FIIA. FIIA, in turn, has entered into a sub-advisory agreement with FIIAL U.K. Pursuant to the sub-advisory agreements, FMR may receive investment advice and research services outside the United States from the sub-advisers. FMR may also grant the sub-advisers investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the funds.
Currently, FMR U.K., FMR Far East, FIJ, FIIA, and FIIAL U.K. each focus on issuers in countries other than the United States such as those in Europe, Asia, and the Pacific Basin.
FMR U.K. and FMR Far East, which were organized in 1986, are wholly owned subsidiaries of FMR. FIJ and FIIA are wholly owned subsidiaries of Fidelity International Limited (FIL), a Bermuda company formed in 1968 which primarily provides investment advisory services to non-U.S. investment companies and institutional investors investing in securities throughout the world. Edward C. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family owns, directly or indirectly, more than 25% of the voting common stock of FIL. FIJ was organized in Japan in 1986. FIIA was organized in Bermuda in 1983. FIIAL U.K. was organized in the United Kingdom in 1984, and is a wholly owned subsidiary of Fidelity International Management Holdings Limited, an indirect wholly owned subsidiary of FIL.
Under the sub-advisory agreements FMR pays the fees of FMR U.K., FMR Far East, FIJ, and FIIA. FIIA, in turn, pays the fees of FIIAL U.K. For providing non-discretionary investment advice and research services the sub-advisers are compensated as follows:
(small solid bullet) FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of FMR U.K.'s and FMR Far East's costs incurred in connection with providing investment advice and research services.
(small solid bullet) FMR pays FIIA and FIJ fees equal to 30% of FMR's monthly management fee with respect to the average net assets held by the fund for which the sub-adviser has provided FMR with investment advice and research services.
(small solid bullet) FIIA pays FIIAL U.K. a fee equal to 110% of FIIAL U.K.'s costs incurred in connection with providing investment advice and research services.
 For providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:
(small solid bullet) FMR pays FMR U.K., FMR Far East, FIJ, and FIIA a fee equal to 50% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis. (small solid bullet) FIIA pays FIIAL U.K. a fee equal to 110% of FIIAL U.K.'s costs incurred in connection with providing discretionary investment management services.
CONTRACTS WITH FMR AFFILIATES
FIIOC, an affiliate of FMR, is transfer, dividend disbursing, and shareholder servicing agent for each class of each fund. Under these arrangements, FIIOC receives an annual account fee and an asset-based fee each based on account size and fund type for each retail account and certain institutional accounts. With respect to certain institutional retirement accounts, FIIOC receives an annual account fee and an asset-based fee based on account type or fund type. These annual account fees are subject to increase based on postal rate changes. The asset-based fees of the funds are subject to adjustment if the year-to-date total return of the S&P 500 exceeds positive or negative 15%. FIIOC also collects small account fees from certain accounts with balances of less than $2,500. FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to shareholders, with the exception of proxy statements. Also, FIIOC pays out-of-pocket expenses associated with providing transfer agent services.
FSC, an affiliate of FMR, performs the calculations necessary to determine NAV and dividends for each class of each fund, maintains each fund's accounting records, and administers each fund's securities lending program. The annual fee rates for these pricing and bookkeeping services are based on each fund's average net assets, specifically, 0.0750% of the first $500 million of average net assets and 0.0375% of average net assets in excess of $500 million. The fee is limited to a minimum of $60,000 and a maximum of $800,000 per year.
FSC also receives fees for administering each fund's securities lending program. Securities lending fees are based on the number and duration of individual securities loans.
Each fund has a distribution agreement with FDC, a Massachusetts corporation organized on July 18, 1960. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of each fund, which are continuously offered. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.
DISTRIBUTION AND SERVICE PLANS
The Trustees have approved Distribution and Service Plans on behalf of each class of shares of the funds (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of a fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Class A, Class T, Class B, and Institutional Class shares of each fund and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the funds of distribution expenses.
Pursuant to the Class A Plans, FDC is paid a distribution fee as a percentage of Class A's average net assets at an annual rate of up to 0.75% for each fund. Pursuant to the Class T Plans, FDC is paid a distribution fee as a percentage of Class T's average net assets at an annual rate of up to 0.75% for each fund. Pursuant to the Class B Plans, FDC is paid a distribution fee as a percentage of Class B's average net assets at an annual rate of up to 0.75% for each fund. For the purpose of calculating the distribution fees, average net assets are determined at the close of business on each day throughout the month. Currently, the Trustees have approved a distribution fee for Class A at an annual rate of 0.25% for each fund, a distribution fee for Class T at an annual rate of 0.50% for each fund, and a distribution fee for Class B at an annual rate of 0.75% for each fund. These Class A and Class T distribution fee rates may be increased only when, in the opinion of the Trustees, it is in the best interests of the shareholders of the applicable class to do so. Class B of each fund also pays investment professionals a service fee at an annual rate of 0.25% of its average daily net assets determined at the close of business on each day throughout the month for personal service and/or maintenance of shareholder accounts.
Under each Plan, if the payment of management fees by the funds to FMR is deemed to be indirect financing by the funds of the distribution of their shares, such payment is authorized by the Plans. Each Class A, Class T, and Class B Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with the distribution of the applicable class's shares, including payments made to third parties that engage in the sale of the applicable class's shares of each fund or to third parties, including banks, that render shareholder support services. Each Institutional Class Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with the distributions of Institutional class shares. FMR directly or through FDC, any make payments to third parties, such as banks or broker-dealers, that engage in the sale of Institutional Class shares. The Board of Trustees has authorized such payments for each class of the funds.
Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of each Plan, and have determined that there is a reasonable likelihood that the Plan will benefit the applicable class of each fund and its shareholders. In particular, the Trustees noted that the Institutional Class Plan does not authorize payments by the Institutional Class of each fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of shares of the applicable class of each fund, additional sales of fund shares may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.
The Class A, Class T, and Class B Plans do not provide for specific payments by the applicable class of any of the expenses of FDC, or obligate FDC or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities. After payments by FDC for advertising, marketing and distribution, and payments to third parties, the amounts remaining, if any, may be used as FDC may elect.
The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling, or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the funds might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.
Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.
DESCRIPTION OF THE TRUST
TRUST ORGANIZATION. Fidelity Advisor International Fund and Fidelity Global Value Fund are funds of Fidelity Advisor Series VIII, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated September 22, 1983, as amended and restated October 1, 1986, and as supplemented November 29, 1990. On April 15, 1993, the name of the trust was changed from Fidelity Special Situations Fund to Fidelity Advisor Series VIII. Currently, there are five funds of the trust:
Fidelity Advisor Strategic Opportunities Fund, Fidelity Advisor Strategic Income Fund, and Fidelity Advisor Emerging Markets Income Fund, Fidelity International Fund and Fidelity Global Value Fund.
In the event that FMR ceases to be the investment adviser to the trust or a fund, the right of the trust or fund to use the identifying names "Fidelity" may be withdrawn. There is a remote possibility that one fund might become liable for any misstatement in its prospectus or statement of additional information about another fund.
The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund are segregated on the books of account, and are to be charged with the liabilities with respect to such fund and with a share of the general expenses of the trust. Expenses with respect to the trust are to be allocated in proportion to the asset value of the respective funds, except where allocations of direct expense can otherwise be fairly made. The officers of the trust, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds. In the event of the dissolution or liquidation of the trust, shareholders of each fund are entitled to receive as a class the underlying assets of such fund available for distribution.
SHAREHOLDER AND TRUSTEE LIABILITY. The trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees shall include a provision limiting the obligations created thereby to the trust and its assets. The Declaration of Trust provides for indemnification out of each fund's property of any shareholders held personally liable for the obligations of the fund. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
The Declaration of Trust further provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects Trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.
VOTING RIGHTS. Each fund's capital consists of shares of beneficial interest. As a shareholder, you receive one vote for each dollar value of net asset value you own. The shares have no preemptive rights, and Class A, Class T, and Institutional Class have no conversion rights; the voting and dividend rights, the conversion rights of Class B shares, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of the trust, a fund, or class of a fund may, as set forth in the Declaration of Trust, call meetings of the trust, fund, or class, as applicable, for any purpose related to the trust, fund, or class, as the case may be, including, in the case of a meeting of the entire trust, the purpose of voting on removal of one or more Trustees.
The trust or any fund may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the trust or the fund, as determined by the current value of each shareholder's investment in the trust, a fund, or class of a fund. If not so terminated, the trust and the funds will continue indefinitely. Each fund may invest all of its assets in another investment company.
CUSTODIAN.,                              is custodian of the assets of the
funds. The custodian is responsible for the safekeeping of a fund's assets and the appointment of the subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of a fund or in deciding which securities are purchased or sold by a fund. However, a fund may invest in obligations of the custodian and may purchase securities
from or sell securities to the custodian.                      , also may
serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.
FMR, its officers and directors, its affiliated companies, and the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
AUDITOR.                                      serves as the funds'
independent accountant. The auditor examines financial statements for the funds and provides other audit, tax, and related services.
APPENDIX
DESCRIPTION OF MOODY'S INVESTORS SERVICE RATINGS OF CORPORATE BONDS
Moody's ratings for obligations with an original remaining maturity in excess of one year fall within nine categories. They range from Aaa (highest quality) to C (lowest quality). Moody applies numerical modifiers of 1, 2, or 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks on the lower end of its generic rating category.
AAA - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA - Bonds that are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B - Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. CAA - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA - Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C - Bonds that are rated C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
DESCRIPTION OF STANDARD & POOR'S RATINGS OF CORPORATE BONDS
Debt issues may be designated by Standard & Poor's as either investment grade ("AAA" through "BBB") or speculative grade ("BB" through "D"). While speculative grade debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Ratings from AA to CCC may be modified by the addition of a plus sign (+) or minus sign (-) to show relative standing within the major rating categories.
AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.
A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.
C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
CI - The rating CI is reserved for income bonds on which no interest is being paid.
D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
Fidelity Advisor Series VIII


PART C.  OTHER INFORMATION
Item 24. Financial Statements and Exhibits
         (a) (1) Financial Statements for Advisor International Fund and Advisor Global Value Fund will be filed by subsequent amendment.
         (b)     Exhibits:
  (1) (a) Declaration of Trust as Amended and Restated October 1, 1986 was electronically filed and is incorporated herein by reference to Exhibit 1(a) of Post-Effective Amendment No. 37.
           (b) Supplement to the Declaration of Trust dated November 29, 1990 was electronically filed and is incorporated herein by reference to
Exhibit 1(b) of Post-Effective Amendment No. 37.
           (c) Amendment to Declaration of Trust dated July 15, 1993 was electronically filed and is incorporated herein by reference to Exhibit 1(c) of Post-Effective Amendment No. 37.
  (2) (a) Amended Bylaws of the Trust were electronically filed and are incorporated herein by reference to Exhibit 2(a) of Union Street Trust's Post-Effective Amendment No. 87.
  (3) Not applicable.
  (4) Form of Share Certificate was electronically filed and is incorporated herein by reference to Exhibit 4 of Post-Effective Amendment No. 35.
  (5) (a) Management Contract between Fidelity Special Situations Fund (currently known as Fidelity Advisor Strategic Opportunities Fund), and Fidelity Management & Research Co., dated November 29, 1990 was electronically filed and is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 37.
           (b) Management Contract between Fidelity Advisor Emerging Markets Income Fund and Fidelity Management & Research Co., dated January 20, 1994, was filed electronically and is incorporated herein by reference to Exhibit 5(b) of Post-Effective Amendment No. 32.
           (c) Sub-Advisory agreement between Fidelity Management & Research Co., on behalf of Fidelity Special Situations Fund (currently known as Fidelity Advisor Strategic Opportunities Fund), and Fidelity Management & Research (U.K.) Inc. dated November 29, 1990 was electronically filed and is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment No. 26.
           (d) Sub-advisory agreement between Fidelity Management & Research Co., on behalf of Fidelity Special Situations Fund (currently known as Fidelity Advisor Strategic Opportunities Fund) and Fidelity Management & Research (Far East) Inc. dated November 29, 1990, was electronically filed and is incorporated herein by reference to Exhibit 5(e) of Post-Effective Amendment No. 26.
           (e) Sub-Advisory Agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Emerging Markets Income Fund, and Fidelity Management and Research (U.K.) Inc., dated January 20, 1994, was electronically filed and is incorporated herein by reference to Exhibit 5(e) of Post-Effective Amendment No. 32.
           (f) Sub-Advisory Agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Emerging Markets Income Fund, and Fidelity Management and Research (Far East) Inc. dated January 20, 1994, was electronically filed and is incorporated herein by reference to
Exhibit 5(f) of Post-Effective Amendment No. 32.
           (g) Sub-Advisory Agreement between Fidelity International Investment Advisors (U.K.) Limited, on behalf of Fidelity Advisor Emerging Markets Income Fund, and Fidelity International Investment Advisors dated January 20, 1994, was electronically filed and is incorporated herein by reference to Exhibit 5(g) of Post-Effective Amendment No. 32.
           (h) Sub-Advisory Agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Emerging Markets Income Fund, and Fidelity International Investment Advisors dated January 20, 1994, was electronically filed and is incorporated herein by reference to Exhibit 5(h) of Post-Effective Amendment No. 32.
            (i) Sub-Advisory Agreement among the Registrant, on behalf of Fidelity Advisor Emerging Markets Income Fund, Fidelity Investments Japan Limited and Fidelity Management & Research Co. dated January 20, 1994, was electronically filed and is incorporated herein by reference to Exhibit 5(i) of Post-Effective Amendment No. 32.
            (j) Management Contract between the Registrant, on behalf of Fidelity Advisor Strategic Income Fund, and Fidelity Management & Research Co. dated September 16, 1994 was electronically filed and is incorporated herein by reference to Exhibit 5(j) of Post-Effective Amendment No. 32.
           (k) Sub-Advisory agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Strategic Income Fund, and Fidelity Management & Research (U.K.) Inc., dated September 16, 1994, was electronically filed and is incorporated herein by reference to Exhibit 5(k) of Post-Effective Amendment No. 32.
            (l) Sub-advisory agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Strategic Income Fund, Fidelity Management & Research Co. and Fidelity Management & Research (Far East) Inc., dated September 16, 1994, was electronically filed and is incorporated herein by reference to Exhibit 5(l) of Post-Effective Amendment No. 32.
          (m) Sub-Advisory Agreement between Fidelity International Investment Advisors (U.K.) Limited and Fidelity International Investment Advisors on behalf of Fidelity Advisor Strategic Income Fund dated September 16, 1994, was electronically filed and is incorporated herein by reference to Exhibit 5(m) of Post-Effective Amendment No. 37.
           (n) Sub-Advisory Agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Strategic Income Fund, and Fidelity International Investment Advisors, dated September 16, 1994, was electronically filed and is incorporated herein by reference to Exhibit 5(n) of Post-Effective Amendment No. 37.
           (o) Sub-Advisory Agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Strategic Income Fund, and Fidelity Investments Japan Limited, dated September 16, 1994 was electronically filed and is incorporated herein by reference to Exhibit 5(o) of Post-Effective Amendment No. 37.
           (p) Management Contract between Fidelity Advisor International Fund and Fidelity Management & Research Company will be filed by subsequent amendment.
           (q) Management Contract between Fidelity Advisor Global Value Fund and Fidelity Management & Research Company will be filed by subsequent amendment.
           (r) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor International Fund, and Fidelity Management & Research (U.K.) Inc. will be filed by subsequent amendment.
           (s) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor International Fund, and Fidelity Management & Research (Far East) Inc. will be filed by subsequent amendment.
           (t) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor International Fund, and Fidelity International Investment Advisors will be filed by subsequent amendment.
           (u) Sub-Advisory Agreement between Fidelity International Investment Advisors (U.K.) Limited and Fidelity International Invesment Advisors on behalf of Fidelity Advisor International Fund, will be filed by subsequent amendment.
           (v) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor International Fund, and Fidelity Investments Japan Ltd. will be filed by subsequent amendment.
           (w) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Global Value Fund, and Fidelity Management & Research (U.K.) Inc. will be filed by subsequent amendment.
           (x) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Global Value Fund, and Fidelity Management & Research (Far East) Inc. will be filed by subsequent amendment.
           (y) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Global Value Fund, and Fidelity International Investment Advisors will be filed by subsequent amendment.
           (z) Sub-Advisory Agreement between Fidelity International Investment Advisors (U.K.) Limited and Fidelity International Invesment Advisors on behalf of Fidelity Advisor Global Value Fund, will be filed by subsequent amendment.
           (aa) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Global Value Fund, and Fidelity Investments Japan Ltd. will be filed by subsequent amendment.
  (6) (a) General Distribution Agreement between Fidelity Advisor Strategic Opportunities Fund and Fidelity Distributors Corporation, dated April 1, 1987, was electronically filed and is incorporated herein by reference to Exhibit 6 of Post-Effective Amendment No. 35.
          (b) Amendment to the General Distribution Agreement between Fidelity Advisor Strategic Opportunities Fund and Fidelity Distributors Corporation, dated January 1, 1988 was electronically filed and is incorporated herein by reference to Exhibit 6 of Post-Effective Amendment No. 35.
         (c) General Distribution Agreement between Fidelity Advisor Emerging Markets Income Fund, and Fidelity Distributors Corporation dated January 2, 1994, was electronically filed and is incorporated herein by reference to Exhibit 6(c) of Post-Effective Amendment No. 32.
          (d) General Distribution Agreement between Fidelity Advisor Strategic Income Fund, and Fidelity Distributors Corporation dated September 16, 1994, was electronically filed and is incorporated herein by reference to Exhibit 6(d) of Post-Effective Amendment No. 32.
          (e) Amendments to the General Distribution Agreement between Fidelity Advisor Strategic Opportunities Fund, and Fidelity Distributors Corporation, dated March 14, 1996 and July 15, 1996, are incorporated herein by reference to Exhibit 6(a) of Fidelity Court Street Trust's Post-Effective Amendment No. 61 (File No. 2-58774).
          (f) Amendments to the General Distribution Agreement between Fidelity Advisor Emerging Markets Income Fund, and Fidelity Distributors Corporation, dated March 14, 1996 and July 15, 1996, are incorporated herein by reference to Exhibit 6(a) of Fidelity Court Street Trust's Post-Effective Amendment No. 61 (File No. 2-58774).
          (g) Amendments to the General Distribution Agreement between Fidelity Advisor Strategic Income Fund, and Fidelity Distributors Corporation, dated March 14, 1996 and July 15, 1996, are incorporated herein by reference to Exhibit 6(a) of Fidelity Court Street Trust's Post-Effective Amendment No. 61 (File No. 2-58774).
          (h) Amendment to the General Distribution Agreement between Fidelity Strategic Income Fund and Fidelity Distributors Corporation, dated October 1, 1996, is incorporated herein by reference to Exhibit 6(g) of Daily Money Fund's Post-Effective Amendment No. 40 (File No. 2-77909).
          (i) Form of Bank Agency Agreement (most recently revised January,
1997) is incorporated herein by reference to Exhibit 6(i) of Post-Effective Amendment No. 41.
          (j) Form of Selling Dealer Agreement (most recently revised January, 1997) is incorporated herein by reference to Exhibit 6(j) of Post-Effective Amendment No. 41..
          (k) Form of Selling Dealer Agreement for Bank-Related Transactions (most recently revised January, 1997) is incorporated herein by reference to Exhibit 6(k) of Post-Effective No. 41.
          (l) General Distribution Agreement between Fidelity Advisor International Fund and Fidelity Distributors Corporation, will be filed by subsequent amendment.
          (m) General Distribution Agreement between Fidelity Advisor Global Value Fund and Fidelity Distributors Corporation, will be filed by subsequent amendment.
  (7) (a) Retirement Plan for Non-Interested Person Trustees, Directors or General Partners, effective November 16, 1995 was electronically filed and is incorporated herein by reference to Exhibit 7(a) of Fidelity Select Portfolio's Post-Effective Amendment No. 54.
           (b) The Fee Deferral plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of December 1, 1995 was electronically filed and is incorporated herein by reference to Exhibit 7(b) of Fidelity School Street Trust's (File No. 2-57167) Post-Effective Amendment No. 47.
  (8) (a) Custodian Agreement and Appendix C, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Advisor Series VIII on behalf of Fidelity Advisor Strategic Opportunities Fund is incorporated herein by reference to Exhibit 8(a) of Fidelity Commonwealth Trust's Post-Effective Amendment No. 56 (File No. 2-52322).
          (b) Appendix A, dated January 18, 1996, to the Custodian Agreement, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Advisor Series VIII on behalf of Fidelity Advisor Strategic Opportunities Fund is incorporated herein by reference to Exhibit 8(d) of Fidelity Investment Trust's Post-Effective Amendment No. 65 (File No. 2-90649).
         (c) Appendix B, dated May 16, 1996, to the Custodian Agreement, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Advisor Series VIII on behalf of Advisor Strategic Opportunities Fund is incorporated herein by reference to Exhibit 8(e) of Fidelity Securities Fund's Post-Effective Amendment No. 35 (File No. 2-93601).
         (d) Custodian Agreement and Appendix C, dated August 1, 1994, between The Chase Manhattan Bank, N.A. and Fidelity Advisor Series VIII on behalf of Fidelity Advisor Emerging Markets Income Fund is incorporated herein by reference to Exhibit 8(a) of Fidelity Investment Trust's Post-Effective Amendment No. 59 (File No. 2-90649).
         (e) Appendix A, dated October 17, 1996, to the Custodian Agreement, dated August 1, 1994, between The Chase Manhattan Bank, N.A. and Fidelity Advisor Series VIII on behalf of Fidelity Advisor Emerging Markets Income Fund is incorporated herein by reference to Exhibit 8(c) of Fidelity Charles Street Trust's Post-Effective Amendment No. 57 (File No. 2-73133).
         (f) Appendix B, dated July 18, 1996, to the Custodian Agreement, dated August 1, 1995, to the Custodian Agreement, dated August 1, 1994, between The Chase Manhattan Bank, N.A. and Fidelity Advisor Series VIII on behalf of Fidelity Advisor Emerging Markets Income Fund is incorporated herein by reference to Exhibit 8(b) of Securities Fund's Post-Effective Amendment No. 35 (File No. 2-93601).
         (g) Custodian Agreement and Appendix C, dated December 1, 1994, between The Bank of New York and Fidelity Advisor Series VIII on behalf of Fidelity Advisor Strategic Income Fund is incorporated herein by reference to Exhibit 8(a) of Fidelity Hereford Street Trust's Post-Effective Amendment No. 4 (File No. 33-52577).
         (h) Appendix A, dated August 31, 1996, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and Fidelity Advisor Series VIII on behalf of Fidelity Advisor Strategic Income Fund is incorporated herein by reference to Exhibit 8(b) of Daily Money Fund's Post-Effective Amendment No. 40 (File No. 2-77909).
         (i) Appendix B, dated July 31, 1996, to the Custodian Agreement, dated December 1, 1994, between the The Bank of New York and Fidelity Advisor Series VIII on behalf of Fidelity Advisor Strategic Income Fund is incorporated herein by reference to Exhibit 8(c) of Fidelity Income Fund's Post-Effective Amendment No. 35 (File No. 2-92661).
         (j) Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(d) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
         (k) Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York and the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(e) of Fidelity Institutional Cash Portfolios' Post-Effective Amendment No. 31 (File No. 2-74808).
         (l) Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(f) of Fidelity Institutional Cash Portfolios' Post-Effective Amendment No. 31 (File No. 2-74808).
         (m) Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(g) of Fidelity Institutional Cash Portfolios' Post-Effective Amendment No. 31 (File No. 2-74808).
         (n) Joint Trading Account Custody Agreement between the The Bank of New York and the Registrant, dated May 11, 1995, is incorporated herein by reference to Exhibit 8(h) of Fidelity Institutional Cash Portfolios' Post-Effective Amendment No. 31 (File No. 2-74808).
         (o) First Amendment to Joint Trading Account Custody Agreement between the The Bank of New York and the Registrant, dated July 14, 1995, is incorporated herein by reference to Exhibit 8(i) fo Fidelity Institutional Cash Portfolios' Post-Effective Amendment No. 31 (File No. 2-74808).
  (9) Not applicable.
  (10) Not applicable.
  (11) Not applicable.
  (12) Not applicable.
  (13) Not applicable.
  (14) (a) Fidelity Institutional Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, was electronically filed and is incorporated herein by reference to Exhibit 14(d) to Fidelity Union Street Trust's Post-Effective Amendment No. 87.
           (b) Plymouth Investments Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, was electronically filed and is incorporated herein by reference to Exhibit 14(o) to Fidelity's Commonwealth Trusts' (File No. 2-52322) Post-Effective Amendment No. 57.
           (c) The Institutional Prototype Plan Basic Document, Standardized Adoption Agreement, as currently in effect, was electronically filed and is incorporated herein by reference to Exhibit 14(o) to Fidelity's Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
           (d) Fidelity Advisor Funds Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, were electronically filed and are incorporated herein by reference to Exhibit 14(b) to Fidelity Advisor Series V Trust's (File No. 33-9148) Post-Effective Amendment No. 20.
  (15) (a) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Strategic Opportunities Fund: Class T (formerly Class A) is incorporated herein by reference to Exhibit 15(a) to Post-Effective Amendment No. 41.
           (b) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Emerging Markets Income Fund: Class B is incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 41.
           (c) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Strategic Opportunities Fund: Class B is incorporated herein my reference to Exhibit 15(c) to Post-Effective Amendment No. 41.
           (d) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Strategic Income Fund: Class B is incorporated herein by reference to Exhibit 15(d) to Post-Effective Amendment No. 41.
           (e) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Strategic Income Fund: Class T (formerly Class A) is incorporated herein by reference to Exhibit 15(e) to Post-Effective Amendment No. 41.
           (f) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Strategic Income Fund: Institutional Class is incorporated herein by reference to Exhibit 15(f) to Post-Effective Amendment No. 41.
           (g) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Emerging Markets Income Fund: Class T (formerly Class A) is incorporated herein by reference to Exhibit 15(g) to Post-Effective Amendment No. 41.
           (h) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Strategic Opportunities Fund: Institutional Class is incorporated herein by reference to Exhibit 15(h) to Post-Effective Amendment No. 41.
            (i) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Emerging Markets Income Fund: Institutional Class is incorporated herein by reference to Exhibit 15(i) to Post-Effective Amendment No. 41.
           (j) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Strategic Opportunities Fund: Class A was electronically filed and incorporated herein by reference to Exhibit 15(j) to Post-Effective Amendment No. 39.
           (k) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Strategic Income Fund: Class A was electronically filed and incorporated herein by reference to Exhibit 15(k) to Post-Effective Amendment No. 39.
           (l) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Emerging Markets Income Fund: Class A was electronically filed and incorporated herein by reference to Exhibit 15(l) to Post-Effective Amendment No. 39.
           (m) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor International Fund: Class A will be filed by subsequent amendment.
           (n) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor International Fund: Class T will be filed by subsequent amendment.
           (o) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor International Fund: Class B will be filed by subsequent amendment.
           (p) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor International Fund: Institutional Class will be filed by subsequent amendment.
           (q) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Global Value Fund: Class A will be filed by subsequent amendment.
           (r) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Global Value Fund: Class T will be filed by subsequent amendment.
           (s) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Global Value Fund: Class B will be filed by subsequent amendment.
           (t) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Global Value Fund: Institutional Class will be filed by subsequent amendment.
  (16) (a) Schedule for computations of cumulative total return, average annual return and 30 day yields for Fidelity Advisor Strategic Income Fund was electronically filed and is incorporated herein by reference to Exhibit 16(a) to Post-Effective Amendment No. 37.
            (b) Schedule for computation of adjusted net asset value and moving averages for Fidelity Advisor Emerging Markets Income Fund was electronically filed and is incorporated herein by reference to Exhibit 16(b) to Post-Effective Amendment No. 35.
            (c) Schedule for computation of adjusted net asset value for Fidelity Advisor Strategic Opportunities Fund was electronically filed and is incorporated herein by reference to Exhibit 16(c) to Post-Effective Amendment No. 35.
  (17) Financial Data Schedules to be filed by subsequent amendment.
  (18) Rule 18f-3 Plan, dated January 1, 1997, was electronically filed and is incorporated herein by reference to Exhibit 18 to Post-Effective No. 41.

Item 25. Persons Controlled by or Under Common Control with Registrant
 The Board of Trustees of the Registrant is the same as the boards of other funds in the Fidelity family of funds, each of which has Fidelity Management & Research Company as its investment adviser. In addition the officers of these funds are substantially identical. Nonetheless, the Registrant takes the position that it is not under common control with these other funds since the power residing in the respective boards and officers arises as the result of an official position with the respective funds.
Item 26. Number of Holders of Securities
     January 31, 1997
Title of Class   Number of Record Holders

Fidelity Advisor Strategic Opportunities Fund - Initial Shares      1,084

Fidelity Advisor Strategic Opportunities Fund - Class A             139

Fidelity Advisor Strategic Opportunities Fund - Class T             54,795

Fidelity Advisor Strategic Opportunities Fund - Class B             15,192

Fidelity Advisor Strategic Opportunities Fund-Institutional Class   343

Fidelity Advisor Emerging Markets Income Fund - Class A             120

Fidelity Advisor Emerging Markets Income Fund - Class T             11,334

Fidelity Advisor Emerging Markets Income Fund - Class B             3,698

Fidelity Advisor Emerging Markets Income Fund - Institutional       128

Fidelity Advisor Strategic Income Fund - Class A                    103

Fidelity Advisor Strategic Income Fund - Class T                    8,279

Fidelity Advisor Strategic Income Fund - Class B                    3,100

Fidelity Advisor Strategic Income Fund - Institutional Class        17

Fidelity Advisor International Fund - Class A                       0

Fidelity Advisor International Fund - Class T                       0

Fidelity Advisor International Fund - Class B                       0

Fidelity Advisor International Fund - Institutional Class           0

Fidelity Advisor Global Value Fund - Class A                        0

Fidelity Advisor Global Value Fund - Class T                        0

Fidelity Advisor Global Value Fund - Class B                        0

Fidelity Advisor Global Value Fund - Institutional Class            0

Item 27. Indemnification
 Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Registrant shall indemnify any present or past Trustee or officer to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any claim, action, suit, or proceeding in which he is involved by virtue of his service as a Trustee, an officer, or both. Additionally, amounts paid or incurred in settlement of such matters are covered by this indemnification. Indemnification will not be provided in certain circumstances, however. These include instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.
 Pursuant to Section 11 of the Distribution Agreement, the Registrant agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Registrant included a materially misleading statement or omission. However, the Registrant does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Registrant by or on behalf of the Distributor. The Registrant does not agree to indemnify the parties against any liability to which they would be subject by reason of willful misfeasance, bad faith, gross negligence, and reckless disregard of the obligations and duties under the Distribution Agreement.
 Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:
 (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/ or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or
 (2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.
 Pursuant to the agreement by which Fidelity Service Company, Inc. ("Service") is appointed transfer agent, the Registrant agrees to indemnify and hold Service harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:
 (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names Service and/or the Registrant as a party and is not based on and does not result from Service's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with Service's performance under the Transfer Agency Agreement; or
 (2) any claim, demand, action or suit (except to the extent contributed to by Service's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from Service's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of Service's acting in reliance upon advice reasonably believed by Service to have been given by counsel for the Registrant, or as a result of Service's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.
Item 28. Business and Other Connections of Investment Adviser
 (1)  FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)
 FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d        Chairman of the Executive Committee of FMR;
                            President and Chief Executive Officer of FMR Corp.;
                            Chairman of the Board and Director of FMR, FMR
                            Corp., FMR Texas Inc., FMR (U.K.) Inc., and FMR
                            (Far East) Inc.; Chairman of the Board and
                            Representative Director of Fidelity Investments Japan
                            Limited; President and Trustee of funds advised by
                            FMR.



J. Gary Burkhead            President and Director of FMR, FMR Texas Inc., FMR
                            (U.K.) Inc., and FMR (Far East) Inc.; Managing
                            Director of FMR Corp.; Senior Vice President and
                            Trustee of funds advised by FMR.



Peter S. Lynch              Vice Chairman of the Board and Director of FMR.



Marta Amieva                Vice President of FMR.



Dwight D. Churchill         Vice President of FMR.



John D. Crumrine            Assistant Treasurer of FMR, FMR (U.K.) Inc., FMR
                            (Far East) Inc., and FMR Texas Inc.; Vice President
                            and Treasurer of FMR Corp.



William Danoff              Vice President of FMR and of a fund advised by FMR.



Scott E. DeSano             Vice President of FMR.



Craig P. Dinsell            Vice President of FMR.



Penelope Dobkin             Vice President of FMR and of a fund advised by FMR.



George C. Domolky           Vice President of FMR.



Larry A. Domash             Vice President of FMR.



Bettina Doulton             Vice President of FMR and of funds advised by FMR.



Margaret L. Eagle           Vice President of FMR and of a fund advised by FMR.



Richard B. Fentin           Senior Vice President of FMR and Vice President of a
                            fund advised by FMR.



Gregory Fraser              Vice President of FMR and of a fund advised by FMR.



Jay Freedman                Assistant Clerk of FMR; Clerk of FMR Corp., FMR
                            (U.K.) Inc., and FMR (Far East) Inc.; Secretary of
                            FMR Texas Inc.



Robert Gervis               Vice President of FMR.



David L. Glancy             Vice President of FMR and of a fund advised by FMR.



Kevin E. Grant              Vice President of FMR and of funds advised by FMR.



Barry A. Greenfield         Vice President of FMR and of a fund advised by FMR.



Boyce I. Greer              Vice President of FMR.



Bart Grenier                Vice President of FMR.



Robert Haber                Vice President of FMR.



Richard C. Habermann        Senior Vice President of FMR; Vice President of funds
                            advised by FMR.



William J. Hayes            Senior Vice President of FMR; Vice President of
                            Equity funds advised by FMR.



Richard Hazlewood           Vice President of FMR and of a fund advised by FMR.



Fred L. Henning Jr.         Senior Vice President of FMR; Vice President of
                            Fixed-Income funds advised by FMR.



John R. Hickling            Vice President of FMR and of a fund advised by FMR.



Robert F. Hill              Vice President of FMR; Director of Technical
                            Research.



Curt Hollingsworth          Vice President of FMR and of funds advised by FMR.



Abigail P. Johnson          Vice President of FMR and of a fund advised by FMR.



Stephen P. Jonas            Vice President of FMR; Treasurer of FMR, FMR
                            (U.K.) Inc., FMR (Far East) Inc., and FMR Texas Inc.



David B. Jones              Vice President of FMR.



Steven Kaye                 Vice President of FMR and of a fund advised by FMR.



Francis V. Knox             Vice President of FMR; Compliance Officer of FMR
                            (U.K.) Inc.



David P. Kurrasch           Vice President of FMR.



Robert A. Lawrence          Senior Vice President of FMR; Vice President of High
                            Income funds advised by FMR.



Alan Leifer                 Vice President of FMR.



Harris Leviton              Vice President of FMR and of a fund advised by FMR.



Bradford E. Lewis           Vice President of FMR and of funds advised by FMR.



Arthur S. Loring            Senior Vice President, Clerk, and General Counsel of
                            FMR; Vice President/Legal, and Assistant Clerk of
                            FMR Corp.; Secretary of funds advised by FMR.



Richard R. Mace Jr.         Vice President of FMR and of funds advised by FMR.



Malcom W. MacNaught II      Vice President of FMR and of funds advised by FMR.



Robert H. Morrison          Vice President of FMR; Director of Equity Trading.



David L. Murphy             Vice President of FMR and of funds advised by FMR.



Jacques Perold              Vice President of FMR.



Anne Punzak                 Vice President of FMR.



Kenneth A. Rathgeber        Vice President of FMR; Treasurer of funds advised by
                            FMR.



Lee H. Sandwen              Vice President of FMR.



Patricia A. Satterthwaite   Vice President of FMR and of a fund advised by FMR.



Thomas T. Soviero           Vice President of FMR and of a fund advised by FMR.



Richard Spillane            Vice President of FMR; Senior Vice President and
                            Director of Operations and Compliance of FMR (U.K.)
                            Inc.



Robert E. Stansky           Senior Vice President of FMR; Vice President of a
                            fund advised by FMR.



Thomas Sweeney              Vice President of FMR and of a fund advised by FMR.



Beth F. Terrana             Senior Vice President of FMR; Vice President of a
                            fund advised by FMR.



Yoko Tilley                 Vice President of FMR.



Joel C. Tillinghast         Vice President of FMR and of a fund advised by FMR.



Robert Tuckett              Vice President of FMR.



Jennifer Uhrig              Vice President of FMR and of funds advised by FMR.



George A. Vanderheiden      Senior Vice President of FMR; Vice President of funds
                            advised by FMR.



(2)  FIDELITY MANAGEMENT & RESEARCH (U.K.) INC. (FMR U.K.)
     Pembroke Hall, 42 Crow Lane, Pembroke, Bermuda
 FMR U.K. provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.
Edward C. Johnson 3d   Chairman of the Board and Director of FMR U.K.,
                       FMR, FMR Corp., FMR Texas Inc., and FMR (Far
                       East) Inc.; Chairman of the Executive Committee of
                       FMR; President and Chief Executive Officer of FMR
                       Corp.; Chairman of the Board and Representative
                       Director of Fidelity Investments Japan Limited;
                       President and Trustee of funds advised by FMR.



J. Gary Burkhead       President and Director of FMR U.K., FMR, FMR (Far
                       East) Inc., and FMR Texas Inc.; Managing Director of
                       FMR Corp.; Senior Vice President and Trustee of funds advised by FMR.



Richard Spillane       Senior Vice President and Director of Operations and
                       Compliance of FMR U.K.; Vice President of FMR.



Stephen P. Jonas       Treasurer of FMR U.K., FMR, FMR (Far East) Inc.,
                       and FMR Texas Inc.; Vice President of FMR.



John D. Crumrine       Assistant Treasurer of FMR U.K., FMR, FMR (Far
                       East) Inc., and FMR Texas Inc.; Vice President and
                       Treasurer of FMR Corp.



Francis V. Knox        Compliance Officer of FMR U.K.; Vice President of
                       FMR.



Jay Freedman           Clerk of FMR U.K., FMR (Far East) Inc., and FMR
                       Corp.; Assistant Clerk of FMR; Secretary of FMR
                       Texas Inc.


(3) FIDELITY MANAGEMENT & RESEARCH COMPANY (FAR EAST) INC. (FMR Far East) Shiroyama JT Mori Bldg., 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan
 FMR Far East provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.
Edward C. Johnson 3d   Chairman of the Board and Director of FMR Far
                       East, FMR, FMR Corp., FMR Texas Inc., and
                       FMR (U.K.) Inc.; Chairman of the Executive
                       Committee of FMR; President and Chief
                       Executive Officer of FMR Corp.; Chairman of the Board and Representative Director of Fidelity Investments Japan Limited; President and Trustee of funds advised by FMR.



J. Gary Burkhead       President and Director of FMR Far East, FMR
                       Texas Inc., FMR, and FMR (U.K.) Inc.;
                       Managing Director of FMR Corp.; Senior Vice
                       President and Trustee of funds advised by FMR.



William R. Ebsworth    Vice President of FMR Far East; Director of
                       FIIA.



Bill Wilder            Vice President of FMR Far East; President and
                       Representative Director of Fidelity Investments
                       Japan Limited.



Stephen P. Jonas       Treasurer of FMR Far East, FMR, FMR (U.K.)
                       Inc., and FMR Texas Inc.; Vice President of
                       FMR.

John D. Crumrine       Assistant Treasurer of FMR Far East, FMR,
                       FMR (U.K.) Inc., and FMR Texas Inc.; Vice
                       President and Treasurer of FMR Corp.



Jay Freedman           Clerk of FMR Far East, FMR (U.K.) Inc., and
                       FMR Corp.; Assistant Clerk of FMR; Secretary of FMR Texas Inc.


(4)  FIDELITY INTERNATIONAL INVESTMENT ADVISORS
       Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda
 The directors and officers of Fidelity International Investment Advisors
(FIIA) have held, during the past two fiscal years, the following positions of a substantial nature.
Anthony J. Bolton      Director of FIIA, FIIA (U.K.) L, and Fidelity
                       Investments International.



Charles T. Collis      Director of FIIA; Partner in Conyers, Dill &
                       Pearman, Hamilton, Bermuda.



William R. Ebsworth    Director of FIIA; Vice President of FMR (Far
                       East) Inc.



Brett P. Goodin        Director, Vice President, and Secretary of many
                       Fidelity International Group of Companies.



Simon Haslam           Director of FIIA and FII; Chief Financial
                       Officer and Company Secretary of Fidelity
                       International Group of Companies (U.K.).



Terrence V. Richards   Assistant Secretary of FIIA.



David J. Saul          President and Director of FIIA; Director of
                       Fidelity International Limited.

(5)  FIDELITY INTERNATIONAL INVESTMENT ADVISORS (U.K.) LIMITED
      26 Lovat Lane, London, England
 The directors and officers of Fidelity International Investment Advisors (U.K.) Limited (FIIA (U.K.) L) have held, during the past two fiscal years, the following positions of a substantial nature.
Anthony J. Bolton   Director of FIIA (U.K.) L, FIIA, and Fidelity
                    Investments International.



Sally Walden        Director of FIIA (U.K.) L.



 Simon Haslam         Director of FIIA and FII; Chief Financial Offi
                       cer and Company Secretary of Fidelity Interna
                        tional Group of Companies  (U.K.).



Emma Barratt        Assistant Company Secretary of Fidelity
                    International Group of Companies (U.K.).



Pamela Edwards      Director of FIIA (U.K.) L, and FII; Chief Legal
                    Counsel for Europe.

(6)  FIDELITY INVESTMENTS JAPAN LIMITED
      Shiroyama JT Mori Bldg., 4-3-1, Toranomon Minato-ku, Tokyo 105, Japan The directors and officers of Fidelity Investments Japan Limited (FIJ)
have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d   Chairman of the Board and Representative
                       Director of FIJ; Chairman of the Board and
                       Director of FMR (Far East) Inc., FMR, FMR
                       Corp., FMR (U.K.) Inc., and FMR Texas Inc.;
                       Chairman of the Executive Committee of
                       FMR; President and Chief Executive Officer of
                       FMR Corp.; President and Trustee of funds
                       advised by FMR.



Yasuo Kuramoto         Vice Chairman, Representative Director and
                       Portfolio Manager of FIJ.



Billy Wilder                       President and Representative Director of FIJ;
                                      Vice President of FMR (Far East) Inc.



Hiroshi Yamashita      Managing Director and Portfolio Manager of
                       FIJ.



Nobuhide Kamiyama      Director and General Manager of Planning and
                       Marketing of FIJ.



Arthur M. Jesson       Director and General Manager of Information
                       Systems and Trading of FIJ.



Martin P. Cambridge    Director of FIJ, and Fidelity Investments
                       (Taiwan) Limited.



Noboru Kawai           Director and General Manager of
                       Administration of FIJ.



Stuart Leckie          Director of FIJ and Fidelity International
                       Limited.


Item 29. Principal Underwriters
(a) Fidelity Distributors Corporation (FDC) acts as distributor for most funds advised by FMR.
(b)

Name and Principal   Positions and Offices   Positions and Offices

Business Address*    With Underwriter        With Registrant

Edward C. Johnson 3d   Director                   Trustee and President

Michael Mlinac         Director                   None

Mark Peterson          Director                   None

Paul Hondros           President                  None

Arthur S. Loring       Vice President and Clerk   Secretary

Caron Ketchum          Treasurer and Controller   None

Gary Greenstein        Assistant Treasurer        None

Jay Freedman           Assistant Clerk            None

Linda Holland          Compliance Officer         None

* 82 Devonshire Street, Boston, MA
 (c) Not applicable.
Item 30. Location of Accounts and Records.

  All accounts, books, and other documents required to be maintained by
Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company or Fidelity Service Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' respective custodian: Brown Brothers Harriman & Co., 40 Water Street, Boston, MA; The Chase Manhattan Bank, 1 Chase Manhattan Plaza, New York, NY or The Bank of New York, 110 Washington Street, New York, NY.
Item 31. Management Services.
 Not Applicable.
Item 32. Undertakings
  The Registrant undertakes to file a Post-Effective Amendment, using financial statements from Fidelity Advisor International Fund and Fidelity Advisor Global Value Fund, which need not be certified, within six months of each fund's effectiveness, unless permitted by the SEC to extend this period.
  The Registrant undertakes for Fidelity Advisor Strategic Income Fund, Fidelity Advisor Emerging Markets Income Fund, Fidelity Advisor International Fund, and Fidelity Advisor Global Value Fund: (1) to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees, when requested to do so by record holders of not less than 10% of its outstanding shares; and (2) to assist in communications with other shareholders pursuant to Section 16(c)(1) and (2) of the 1934 Act, whenever shareholders meeting the qualifications set forth in Section 16(c) seek the opportunity to communicate with other shareholders with a view toward requesting a meeting.
 The Registrant, on behalf of Fidelity Advisor Strategic Income Fund, Fidelity Advisor Strategic Opportunities Fund, Fidelity Advisor Emerging Markets Income Fund, Fidelity Advisor International Fund, and Fidelity Advisor Global Value Fund provided the information required by Item 5A is contained in the annual report, undertakes to furnish to each person to whom a prospectus has been delivered, upon their request and without charge, a copy of the Registrant's latest annual report to shareholders. SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 42 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 27th day of March 1997.

      FIDELITY ADVISOR SERIES VIII
      By /s/Edward C. Johnson 3d (dagger)
        Edward C. Johnson 3d, President
Pursuant to the requirements of the Securities Act of 1933, this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     (Signature)    (Title)   (Date)


/s/Edward C. Johnson 3d  (dagger)    President and Trustee           March 27, 1997

Edward C. Johnson 3d                 (Principal Executive Officer)



/s/Kenneth A. Rathgeber     *        Treasurer                       March 27, 1997

Kenneth A. Rathgeber



/s/J. Gary Burkhead                  Trustee                         March 27, 1997

J. Gary Burkhead



/s/Ralph F. Cox                 **   Trustee                         March 27, 1997

Ralph F. Cox



/s/Phyllis Burke Davis      **       Trustee                         March 27, 1997

Phyllis Burke Davis



/s/E. Bradley Jones           **     Trustee                         March 27, 1997

E. Bradley Jones



/s/Donald J. Kirk               **   Trustee                         March 27, 1997

Donald J. Kirk



/s/Peter S. Lynch               **   Trustee                         March 27, 1997

Peter S. Lynch



/s/Marvin L. Mann            **      Trustee                         March 27, 1997

Marvin L. Mann



/s/William O. McCoy        **        Trustee                         March 27, 1997

William O. McCoy



/s/Gerald C. McDonough  **           Trustee                         March 27, 1997

Gerald C. McDonough



/s/Thomas R. Williams       **       Trustee                         March 27, 1997

Thomas R. Williams




(dagger) Signatures affixed by /s/ J.Gary Burkhead pursuant to a power of attorney dated January 3, 1997 and filed herewith.
* Signature affixed by /s/ John H. Costello pursuant to a power of attorney dated December 19, 1996 and filed herewith.
** Signature affixed by /s/ Robert C. Hacker pursuant to a power of attorney dated December 19, 1996 and filed herewith.
POWER OF ATTORNEY
 I, the undersigned President and Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Plans                   Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Government Securities
Fidelity Deutsche Mark Performance          Fund, L.P.
  Portfolio, L.P.                        Fidelity Union Street Trust
Fidelity Devonshire Trust                Fidelity Union Street Trust II
Fidelity Exchange Fund                   Fidelity Yen Performance Portfolio, L.P.
Fidelity Financial Trust                 Variable Insurance Products Fund
Fidelity Fixed-Income Trust              Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint
J. Gary Burkhead my true and lawful attorney-in-fact, with full power of substitution, and with full power to him to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, Form N-8B-2, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 3, 1997.
 WITNESS my hand on the date set forth below.
/s/Edward C. Johnson 3d               January 3, 1997

Edward C. Johnson 3d

POWER OF ATTORNEY
 I, the undersigned Treasurer and principal financial and accounting officer of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                           Fund, L.P.
Fidelity Devonshire Trust                Fidelity Union Street Trust
Fidelity Exchange Fund                   Fidelity Union Street Trust II
Fidelity Financial Trust                 Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust              Variable Insurance Products Fund
                                         Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint John H. Costello and John E. Ferris each of them singly my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue
hereof.   This power of attorney is effective for all documents filed on or after January 1, 1997.
 WITNESS my hand on the date set forth below.
/s/Kenneth A. Rathgeber__________   December 19, 1996

Kenneth A. Rathgeber

POWER OF ATTORNEY
 We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                           Fund, L.P.
Fidelity Devonshire Trust                Fidelity Union Street Trust
Fidelity Exchange Fund                   Fidelity Union Street Trust II
Fidelity Financial Trust                 Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust              Variable Insurance Products Fund
                                         Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 1997.
 WITNESS our hands on this nineteenth day of December, 1996.

/s/Edward C. Johnson 3d___________    /s/Peter S. Lynch________________

Edward C. Johnson 3d                  Peter S. Lynch




/s/J. Gary Burkhead_______________    /s/William O. McCoy______________

J. Gary Burkhead                      William O. McCoy


/s/Ralph F. Cox __________________   /s/Gerald C. McDonough___________

Ralph F. Cox                         Gerald C. McDonough


/s/Phyllis Burke Davis_____________   /s/Marvin L. Mann________________

Phyllis Burke Davis                   Marvin L. Mann


/s/E. Bradley Jones________________   /s/Thomas R. Williams ____________

E. Bradley Jones                      Thomas R. Williams


/s/Donald J. Kirk __________________

Donald J. Kirk